UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Short Obligations Fund

BlackRock Total Factor Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 1.0%

Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21	USD	1,000	$990,697
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71%, 04/15/21		1,330	1,327,661

Total Asset-Backed Securities — 1.0% (Cost: $2,326,242)			2,318,358

Corporate Bonds — 42.2%

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.25%, 11/15/19		1,548	1,565,577
United Technologies Corp., (LIBOR USD 3 Month + 0.65%), 2.97%, 08/16/19(a)		1,000	1,001,084

			2,566,661
Automobiles — 2.7%(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.38%), 2.79%, 04/06/20(a)		1,000	1,003,053
3.25%, 08/14/20		880	878,681
Daimler Finance North America LLC:
(LIBOR USD 3 Month + 0.62%), 3.14%, 10/30/19(a)		500	501,961
(LIBOR USD 3 Month + 0.63%), 3.04%, 01/06/20(a)		750	753,300
3.10%, 05/04/20		730	725,821
Hyundai Capital America(a):
(LIBOR USD 3 Month + 0.80%), 3.20%, 04/03/20		425	425,153
(LIBOR USD 3 Month + 0.82%), 3.15%, 03/12/21		1,000	1,000,836
Nissan Motor Acceptance Corp.(a):
(LIBOR USD 3 Month + 1.01%), 3.34%, 03/08/19		250	250,719
(LIBOR USD 3 Month + 0.39%), 2.78%, 09/28/20		750	749,751

			6,289,275
Banks — 20.5%
ABN AMRO Bank NV(b):
2.10%, 01/18/19		1,300	1,298,096
(LIBOR USD 3 Month + 0.57%), 2.88%, 08/27/21(a)		1,000	1,000,830
ANZ New Zealand Int’l Ltd., 2.25%, 02/01/19(b)		750	748,629
Australia & New Zealand Banking Group Ltd., (LIBOR USD 3 Month + 0.32%), 2.66%, 11/09/20(a)(b)		1,500	1,501,434
Bank of America NA, 2.05%, 12/07/18		250	249,885
Bank of Nova Scotia (The), 2.05%, 06/05/19		2,000	1,989,740
Banque Federative du Credit Mutuel SA, 2.75%, 01/22/19(b)		500	499,829
BNP Paribas, 2.40%, 12/12/18		1,000	999,740
Branch Banking & Trust Co.:
1.45%, 05/10/19		340	337,606
2.10%, 01/15/20		1,000	987,587
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.72%, 10/05/20(a)		1,000	1,002,339
Citibank NA(a):
(LIBOR USD 3 Month + 0.35%), 2.69%, 02/12/21		1,000	999,739
(LIBOR USD 3 Month + 0.57%), 3.05%, 07/23/21		1,000	1,003,243
Citigroup, Inc., (LIBOR USD 3 Month + 0.86%), 3.18%, 12/07/18(a)		500	500,331
Commonwealth Bank of Australia:
(LIBOR USD 3 Month + 1.06%), 3.39%, 03/15/19(a)(b)		350	351,174
2.30%, 09/06/19		2,000	1,987,280
(LIBOR USD 3 Month + 0.45%), 2.78%, 03/10/20(a)(b)		1,135	1,137,540
5.00%, 03/19/20(b)		2,250	2,302,457
Danske Bank A/S(b):
1.65%, 09/06/19		715	704,397
2.75%, 09/17/20		2,000	1,963,827
Fifth Third Bank, 2.20%, 10/30/20		1,000	978,246

Security	Par (000)		Value
Banks (continued)
HSBC Holdings plc, (LIBOR USD 3 Month + 0.65%), 2.98%, 09/11/21(a)	USD	1,500	$1,502,715
KeyBank NA, 2.35%, 03/08/19		1,500	1,497,549
Lloyds Bank plc:
2.05%, 01/22/19		1,500	1,497,043
3.30%, 05/07/21		1,000	991,901
MUFG Bank Ltd., 2.30%, 03/10/19(b)		1,000	997,746
National Australia Bank Ltd., 2.25%, 07/01/19(b)		500	497,679
National Bank of Canada, 2.15%, 06/12/20		1,000	982,188
Nordea Bank AB, 1.63%, 09/30/19(b)		1,000	986,722
Royal Bank of Canada:
2.00%, 12/10/18		1,000	999,320
(LIBOR USD 3 Month + 0.70%), 3.03%, 12/10/18(a)		520	520,275
Santander UK plc:
2.13%, 11/03/20		610	592,815
(LIBOR USD 3 Month + 0.30%), 2.65%, 11/03/20(a)		500	499,880
Skandinaviska Enskilda Banken AB, (LIBOR USD 3 Month + 0.43%), 2.74%, 05/17/21(a)(b)		2,000	1,998,542
Sumitomo Mitsui Banking Corp., 2.25%, 07/11/19		1,000	994,900
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)		200	197,940
Svenska Handelsbanken AB:
2.25%, 06/17/19		1,500	1,492,524
1.50%, 09/06/19		1,500	1,480,743
(LIBOR USD 3 Month + 0.36%), 2.69%, 09/08/20(a)		395	395,793
Toronto-Dominion Bank (The), (LIBOR USD 3 Month + 0.43%), 2.76%, 06/11/21(a)		1,500	1,504,821
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.23%), 2.67%, 01/15/20(a)		685	684,810
3.33%, 07/23/20(c)		1,000	996,548
(LIBOR USD 3 Month + 0.50%), 2.98%, 07/23/21(a)		2,000	2,001,372
(LIBOR USD 3 Month + 0.51%), 2.99%, 10/22/21(a)		1,500	1,500,669
Westpac Banking Corp., 1.95%, 11/23/18		1,000	999,550

			48,357,994
Capital Markets — 3.3%
Credit Suisse AG, 2.30%, 05/28/19		1,260	1,255,930
ING Bank NV, 2.50%, 10/01/19(b)		1,266	1,259,043
Macquarie Bank Ltd., 2.60%, 06/24/19(b)		742	739,870
Morgan Stanley, Series 3NC2, (LIBOR USD 3 Month + 0.80%), 3.12%, 02/14/20(a)		2,460	2,462,923
UBS AG, 2.38%, 08/14/19		2,050	2,038,655

			7,756,421
Consumer Finance — 5.0%
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.83%), 3.13%, 02/22/19(a)		250	250,582
2.00%, 11/13/19		500	494,973
(LIBOR USD 3 Month + 0.15%), 2.46%, 02/21/20(a)		1,000	1,000,479
Caterpillar Financial Services Corp.:
1.80%, 11/13/18		645	644,835
2.00%, 03/05/20		490	483,014
Harley-Davidson Financial Services, Inc., (LIBOR USD 3 Month + 0.50%), 2.81%, 05/21/20(a)(b)		2,000	2,002,481
HSBC USA, Inc., (LIBOR USD 3 Month + 0.61%), 2.95%, 11/13/19(a)		1,000	1,003,254
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.18%), 2.59%, 01/07/20(a)		1,000	1,000,312
(LIBOR USD 3 Month + 0.29%), 2.66%, 06/22/20(a)		2,000	2,004,200
Series 14, 2.45%, 09/11/20		785	775,481

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Consumer Finance (continued)
Toyota Motor Credit Corp., (LIBOR USD 3 Month + 0.24%), 2.68%, 07/15/20(a)	USD	2,000	$2,001,672

			11,661,283
Diversified Financial Services — 1.0%(a)
JPMorgan Chase Bank NA, (LIBOR USD 3 Month + 0.25%), 2.59%, 02/13/20		1,500	1,500,474
Siemens Financieringsmaatschappij NV, (LIBOR USD 3 Month + 0.32%), 2.65%, 09/13/19(b)		800	801,336

			2,301,810
Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/20		995	994,668

Energy Equipment & Services — 1.0%
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20(b)		2,500	2,439,267

Food & Staples Retailing — 0.8%
Walmart, Inc., 1.75%, 10/09/19		2,000	1,978,750

Health Care Equipment & Supplies — 0.3%
Medtronic, Inc., 2.50%, 03/15/20		830	822,450

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 1.95%, 10/15/20		285	278,516

Industrial Conglomerates — 0.1%
Honeywell International, Inc., 1.80%, 10/30/19		260	256,980

Insurance — 2.7%(b)
Jackson National Life Global Funding, (LIBOR USD 3 Month + 0.30%), 2.74%, 10/15/20(a)		3,000	2,999,806
Suncorp-Metway Ltd.:
2.10%, 05/03/19		1,200	1,194,672
(LIBOR USD 3 Month + 0.50%), 2.98%, 10/19/20(a)		1,500	1,497,972
2.38%, 11/09/20		750	730,292

			6,422,742
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19		3,250	3,230,540

Media — 1.2%
Comcast Corp.:
(LIBOR USD 3 Month + 0.33%), 2.74%, 10/01/20(a)		1,500	1,500,636
3.30%, 10/01/20		1,330	1,329,448

			2,830,084
Oil, Gas & Consumable Fuels — 0.3%
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 0.28%), 2.59%, 11/15/19(a)		625	625,956

Software — 0.3%
Oracle Corp., 2.38%, 01/15/19		600	599,720

Total Corporate Bonds — 42.2% (Cost: $99,686,491)			99,413,117

Total Long-Term Investments — 43.2% (Cost: $102,012,733)			101,731,475

Short-Term Securities — 56.4%

Certificates of Deposit — 18.3%

Security	Par (000)		Value
Domestic — 2.9%
Bank of America NA, 2.79%, 07/03/19	USD	2,000	$2,000,001
Bank of Nova Scotia, (LIBOR USD 3 Month + 0.18%), 2.49%, 02/18/20(a)		1,000	999,996
Credit Agricole Corporate and Investment Bank, (LIBOR USD 3 Month + 0.39%), 2.72%, 05/11/20(a)		1,000	1,000,518
Mizuho Bank Ltd.(a):
(LIBOR USD 3 Month + 0.45%), 2.77%, 11/19/18		1,000	1,000,233
(LIBOR USD 3 Month + 0.33%), 2.75%, 04/15/20		1,000	999,842
Nordea Bank AB, (LIBOR USD 3 Month + 0.27%), 2.61%, 08/10/20(a)		1,000	999,133

			6,999,723
Yankee — 15.4%(d)
Bank of Montreal, Chicago:
2.50%, 02/01/19		4,000	3,999,926
(LIBOR USD 1 Month + 0.30%), 2.58%, 06/13/19(a)		500	499,941
Barclays Bank plc, New York, 3.00%, 09/19/19		1,000	1,000,025
BNP Paribas SA, New York(a):
(LIBOR USD 3 Month + 0.25%), 2.64%, 12/28/18		750	750,352
(LIBOR USD 3 Month + 0.08%), 2.49%, 04/04/19		1,500	1,499,739
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.30%), 2.59%, 07/25/19(a)		1,500	1,499,999
(LIBOR USD 3 Month + 0.41%), 2.75%, 09/20/19(a)		500	500,997
3.08%, 10/28/19		1,000	999,929
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.20%), 2.61%, 04/05/19(a)		1,000	1,000,546
Credit Suisse AG, New York, 2.78%, 07/01/19		2,000	1,998,826
Mizuho Bank Ltd, New York, (LIBOR USD 3 Month + 0.15%), 2.59%, 04/18/19(a)		1,000	999,950
MUFG Bank Ltd., New York, (LIBOR USD 3 Month + 0.45%), 2.78%, 09/09/19(a)		500	501,053
Natixis SA, New York, 2.50%, 01/31/19		2,000	1,999,992
Nordea Bank AB, New York, 2.30%, 12/18/18		2,000	2,000,095
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.23%), 2.64%, 04/05/19(a)		750	750,441
Standard Chartered Bank, New York(a):
(LIBOR USD 3 Month + 0.08%), 2.45%, 12/24/18		1,000	1,000,191
(LIBOR USD 3 Month + 0.10%), 2.47%, 03/25/19		1,000	999,797
(LIBOR USD 3 Month + 0.23%), 2.72%, 04/24/19		1,000	999,950
Sumitomo Mitsui Banking Corp, New York:
2.51%, 03/01/19		2,000	1,998,431
(LIBOR USD 3 Month + 0.46%), 2.77%, 05/15/19 - 09/05/19(a)		2,000	2,003,708
(LIBOR USD 3 Month + 0.41%), 2.75%, 06/18/20(a)		1,000	1,000,310
(LIBOR USD 3 Month + 0.42%), 2.91%, 07/24/20(a)		2,000	2,000,673
Sumitomo Mitsui Trust Bank Limited, New York(a):
(LIBOR USD 3 Month + 0.10%), 2.51%, 04/05/19		1,000	999,910
(LIBOR USD 3 Month + 0.15%), 2.60%, 04/17/19		2,000	1,999,901
(LIBOR USD 3 Month + 0.20%), 2.52%, 08/16/19		2,000	1,999,993
Toronto-Dominion Bank, New York, 2.73%, 05/10/19		1,250	1,249,330

			36,254,005

Total Certificates of Deposit — 18.3% (Cost: $43,249,250)			43,253,728

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper — 31.2%

Antalis SA, 2.94%, 05/02/19(e)	USD	1,000	$985,802
AT&T, Inc.(e):
2.87%, 12/04/18		2,000	1,995,255
2.99%, 05/28/19		3,000	2,948,621
Atlantic Asset Securitization LLC, 2.63%, 03/22/19(e)		550	544,214
Bayerische Landesbank, 2.62%, 01/02/19(e)		1,500	1,493,768
Bedford Row Funding Corp.:
(LIBOR USD 1 Month + 0.24%), 2.52%, 11/20/18(a)		1,000	1,000,055
2.91%, 09/12/19(e)		500	487,193
Bell Canada, Inc.(e):
2.62%, 12/03/18		1,500	1,496,496
2.67%, 01/25/19		2,000	1,987,191
2.74%, 02/04/19		1,500	1,489,176
CRC Funding LLC, 2.62%, 04/01/19(e)		2,000	1,977,386
Crown Point Capital Co. LLC, 2.53%, 01/07/19(b)		500	500,082
DNB Bank ASA, 2.63%, 03/15/19(e)		1,000	990,213
General Electric Co., 2.51%, 11/08/18(e)		4,000	3,997,898
HSBC Bank plc, (LIBOR USD 3 Month + 0.24%), 2.62%, 03/27/19(a)		2,000	2,001,266
Hyundai Capital America, 2.65%, 01/02/19(e)		3,000	2,986,245
ING US Funding LLC(e):
2.48%, 02/21/19		2,000	1,983,672
2.47%, 03/05/19		500	495,460
Kreditanstalt fuer Wiederaufbau, 2.60%, 04/03/19(e)		2,000	1,979,569
Landesbank Baden-Wuerttemberg(e):
2.34%, 11/13/18		1,500	1,498,768
2.62%, 01/16/19		2,000	1,989,177
Lloyds Bank plc, 2.85%, 05/24/19(e)		1,000	984,152
LMA-Americas LLC, 2.58%, 02/01/19(e)		1,500	1,489,848
Mondelez International, Inc.(e):
2.56%, 12/10/18		1,500	1,495,778
2.71%, 01/22/19		1,000	993,805
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.51%, 04/02/19(a)		1,000	1,000,474
NextEra Energy Capital Holdings, Inc., 2.58%, 12/05/18(e)		3,000	2,992,659
Nieuw Amsterdam Receivables Corp., 2.51%, 02/08/19(e)		1,000	992,731
Nutrien Ltd., 2.72%, 12/27/18(e)		2,000	1,990,839
Reckitt Benckiser Treasury Services plc(e):
2.67%, 01/10/19		1,500	1,492,912
2.63%, 02/04/19		1,000	993,451
Schlumberger Investment SA, 2.36%, 12/03/18(e)		3,700	3,692,206
Sempra Global, 2.46%, 11/08/18(e)		1,000	999,463
Societe Generale SA(e):
2.90%, 08/05/19		750	733,669
2.91%, 08/26/19		1,000	975,158
3.22%, 10/31/19		1,500	1,452,026

Security	Par (000)		Value
Suncor Energy, Inc.(e):
2.55%, 12/06/18	USD	1,500	$1,496,220
2.64%, 01/03/19		3,500	3,483,679
Suncorp-Metway Ltd., 2.78%, 05/16/19(e)		2,000	1,968,174
Swedbank AB, 2.57%, 03/04/19(e)		2,000	1,982,316
Telstra Corp. Ltd., 2.42%, 12/17/18(e)		500	498,345
UBS AG(a):
(LIBOR USD 3 Month + 0.33%), 2.74%, 04/04/19		1,500	1,501,508
(LIBOR USD 1 Month + 0.40%), 2.66%, 07/02/19		1,000	1,001,312
VW Credit, Inc.:
2.67%, 02/21/19 - 02/22/19(e)		3,000	2,973,744
Walgreens Boots Alliance, Inc., 2.77%, 01/29/19(e)		1,000	993,225
Westpac Banking Corp., (LIBOR USD 3 Month + 0.22%), 2.62%, 04/03/19(a)		500	500,248

Total Commercial Paper — 31.2% (Cost: $73,509,923)			73,505,449

	Shares
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(f)(g)	1,627,510		1,627,510

Total Money Market Funds — 0.7% (Cost: $1,627,510)			1,627,510

Total Repurchase Agreements — 6.2% (Cost: $14,500,000)			14,500,000

Total Short-Term Securities — 56.4% (Cost: $132,886,683)			132,886,687

Total Investments — 99.6% (Cost: $234,899,416)			234,618,162

Other Assets Less Liabilities — 0.4%			932,574

Net Assets — 100.0%			$235,550,736

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Short Obligations Fund

(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	208,535	1,418,975	1,627,510	$1,627,510	$2,974	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.92	%(a)	10/31/18	02/04/19	$3,000	$3,000	$3,023,360	Corporate/Debt Obligation, 3.64%, due 10/20/28	$3,210,785	$3,210,001
Citigroup Global Markets, Inc.	2.85	(a)	10/31/18	01/05/19	1,000	1,000	1,005,218	Corporate/Debt Obligations, 2.80% to 4.88%, due 10/10/48 to 01/15/59	1,333,490	1,078,254
	3.06	(a)	10/31/18	02/04/19	2,000	2,000	2,016,312	Corporate/Debt Obligations, 2.75% to 6.06%, due 01/25/47 to 09/25/64	2,354,492	2,140,000

Total Citigroup Global Markets, Inc.						$3,000				$3,218,254
JP Morgan Securities LLC	3.06	(a)	10/31/18	01/31/19	2,000	2,000	2,015,632	Corporate/Debt Obligation, 5.50%, due 07/25/22	2,575,700	2,400,080
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.79	(a)	10/31/18	12/16/18	1,000	1,000	1,003,565	Corporate/Debt Obligations, 2.75% to 7.83%, due 02/01/24 to 07/25/28	1,038,812	1,102,584
	2.89	(a)	10/31/18	01/05/19	2,000	2,000	2,010,597	Corporate/Debt Obligation, 7.83%, due 07/25/28	1,994,855	2,400,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$3,000				$3,502,585
Mizuho Securities USA LLC	2.85	(a)	10/31/18	12/06/18	3,500	3,500	3,509,982	Corporate/Debt Obligations, 2.95% to 5.10%, due 06/10/22 to 03/15/49	3,655,110	3,675,001

						$14,500				$16,005,921

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency USD — United States Dollar

Portfolio Abbreviation
LIBOR — London Interbank Offered Rate

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$101,731,475	$—	$101,731,475
Short-Term Securities:
Certificates of Deposit	—	43,253,728	—	43,253,728
Commercial Paper	—	73,505,449	—	73,505,449
Money Market Funds	1,627,510	—	—	1,627,510
Repurchase Agreements	—	14,500,000	—	14,500,000

	$1,627,510	$232,990,652	$—	$234,618,162

(a)	See above Schedule of Investments for values in each security type.

During the period ended October 31, 2018, there were no transfers between levels.

5

Consolidated Schedule of Investments (unaudited) October 31, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 18.1%

Australia — 3.6%
Commonwealth of Australia:
6.84%, 08/20/20	AUD	874	$659,746
1.42%, 02/21/22		1,074	781,716
3.66%, 09/20/25		1,454	1,193,432
0.77%, 11/21/27		604	434,390
2.98%, 09/20/30		899	759,894
2.21%, 08/21/35		718	593,628
1.32%, 08/21/40		614	454,280
1.00%, 02/21/50		612	422,567

			5,299,653
Canada — 2.8%
Canada Government Bond:
4.25%, 12/01/21	CAD	601	504,399
6.43%, 12/01/26		558	539,362
4.00%, 12/01/31		661	703,084
3.87%, 12/01/36		469	485,761
2.39%, 12/01/41		689	650,914
1.73%, 12/01/44		553	485,423
1.35%, 12/01/47		616	521,054
0.51%, 12/01/50		165	114,479
0.51%, 12/01/50		93	64,337

			4,068,813
France — 6.7%
Republic of France:
2.83%, 07/25/20	EUR	839	1,023,016
0.10%, 03/01/21		372	440,933
0.10%, 07/25/21		283	334,553
1.23%, 07/25/22		742	928,862
2.38%, 07/25/23		665	874,131
0.26%, 07/25/24		578	712,670
0.10%, 03/01/25		373	450,168
2.04%, 07/25/27		808	1,142,556
0.10%, 03/01/28		300	362,750
4.39%, 07/25/29		376	617,360
0.73%, 07/25/30(a)		452	592,480
4.03%, 07/25/32		492	850,801
0.10%, 07/25/36(a)		127	155,301
2.13%, 07/25/40(a)		509	846,611
0.10%, 07/25/47(a)		304	370,082

			9,702,274
Germany — 2.2%
Federal Republic of Germany:
1.98%, 04/15/20		641	762,091
0.11%, 04/15/23		604	734,978
0.10%, 04/15/26		505	631,733
0.52%, 04/15/30		451	598,023
0.11%, 04/15/46		295	409,890

			3,136,715
United Kingdom — 2.8%
U.K. Treasury Inflation Linked Bonds:
0.14%, 11/22/19	GBP	46	59,616
2.50%, 04/16/20		69	94,145
2.54%, 11/22/22		152	227,662
0.15%, 03/22/24		72	103,321
7.19%, 07/17/24		86	140,409
0.14%, 03/22/26		99	146,318
1.79%, 11/22/27		51	85,535
0.13%, 08/10/28		36	54,968

Security	Par (000)		Value
United Kingdom (continued)
0.15%, 03/22/29	GBP	84	$130,145
8.57%, 07/22/30		42	94,106
1.62%, 11/22/32		118	222,556
0.91%, 03/22/34		73	134,349
3.23%, 01/26/35		49	104,739
0.14%, 11/22/36		66	116,013
1.57%, 11/22/37		81	168,597
0.81%, 03/22/40		92	185,829
0.13%, 08/10/41		10	19,273
0.83%, 11/22/42		67	142,199
0.15%, 03/22/44		108	211,483
0.14%, 03/22/46		66	133,503
1.02%, 11/22/47		59	139,774
0.13%, 08/10/48		47	97,685
0.66%, 03/22/50		93	219,275
0.29%, 03/22/52		59	135,201
1.83%, 11/22/55		59	182,344
0.13%, 11/22/56		43	102,983
0.14%, 03/22/58		44	108,876
0.45%, 03/22/62		75	210,690
0.14%, 11/22/65		44	122,556
0.14%, 03/22/68		61	180,906

			4,075,056

Total Foreign Government Obligations — 18.1% (Cost: $27,335,332)			26,282,511

U.S. Treasury Obligations — 2.7%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	170	240,273
2.00%, 01/15/26		75	101,194
1.75%, 01/15/28		60	76,094
3.63%, 04/15/28		40	76,095
2.50%, 01/15/29		90	119,385
3.88%, 04/15/29		35	67,887
3.38%, 04/15/32		22	39,707
2.13%, 02/15/40 - 02/15/41		120	160,829
0.75%, 02/15/42 - 02/15/45		140	134,884
0.63%, 02/15/43		45	42,325
1.38%, 02/15/44		90	98,619
1.00%, 02/15/46 - 02/15/48		135	131,146
0.88%, 02/15/47		50	46,791
U.S. Treasury Inflation Linked Notes:
1.38%, 01/15/20		20	23,380
0.13%, 04/15/20 - 07/15/26		925	956,132
1.25%, 07/15/20		110	127,877
1.13%, 01/15/21		175	201,880
0.63%, 07/15/21 - 01/15/26		500	527,243
0.38%, 07/15/23 - 07/15/27		525	530,810
0.25%, 01/15/25		105	106,261
0.50%, 01/15/28		90	86,941
0.75%, 07/15/28		80	77,811

Total U.S. Treasury Obligations — 2.7% (Cost: $4,098,360)			3,973,564

Total Long-Term Investments — 20.8% (Cost: $31,433,692)			30,256,075

1

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Short-Term Securities — 67.8%

Money Market Funds — 4.1%(b)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(d)		5,865,817	$5,865,817
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.99%		27,820	27,820

Total Money Market Funds — 4.1% (Cost: $5,893,637)			5,893,637

		Par (000)
U.S. Treasury Obligations — 63.7%
U.S. Treasury Bills:(c)
2.03%, 12/06/18	USD	26,000	25,946,095
2.13%, 01/17/19		28,500	28,363,378
2.26%, 02/28/19		38,500	38,207,452

Total U.S. Treasury Obligations — 63.7% (Cost: $92,535,908)			92,516,925

Value
Total Short-Term Securities — 67.8% (Cost: $98,429,545)	$98,410,562

Total Investments — 88.6% (Cost: $129,863,237)	128,666,637

Other Assets Less Liabilities — 11.4%	16,557,944

Net Assets — 100.0%	$145,224,581

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.

(d)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,557,030	(1,691,213)	5,865,817	$5,865,817	$37,778	$—	$—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	150	11/16/18	$17,561	$34,246
CAC 40 10 Euro Index	125	11/16/18	7,206	9,683
WTI Crude Oil(a)	11	11/19/18	718	(65,159)
Natural Gas(a)	161	11/28/18	5,250	27,697
Hang Seng China Enterprises Index	64	11/29/18	4,135	5,432
Hang Seng Index	22	11/29/18	3,494	(3,445)
Brent Crude Oil(a)	9	11/30/18	675	(49,525)
RBOB Gasoline(a)	81	11/30/18	5,958	(633,857)
TOPIX Index	29	12/13/18	4,218	(336,512)
Australian Government Bonds (10 Year)	337	12/17/18	30,884	76,057
ASX SPI 200 Index	108	12/20/18	11,086	(586,150)
FTSE/MIB Index	49	12/21/18	5,298	(239,037)

				(1,760,570)

Short Contracts
IBEX 35 Index	6	11/16/18	604	(10,502)
OMXS30 Index	84	11/16/18	1,406	(4,317)
SGX NIFTY 50 Index	505	11/29/18	10,491	(144,659)
Low Sulphur Gasoil(a)	134	12/12/18	9,367	193,286
S&P/TSX 60 Index	109	12/20/18	14,808	592,113
DAX Index	11	12/21/18	3,569	(26,330)
FTSE 100 Index	28	12/21/18	2,545	(41,353)
S&P 500 E-Mini Index	23	12/21/18	3,118	80,933
100 oz Gold(a)	19	12/27/18	2,309	6,673

				645,844

				$(1,114,726)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

2

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,267,000(a	)	USD	4,801,684	Bank of America NA	12/19/18	$85,895
BRL	6,825,000(a	)	USD	1,700,058	BNP Paribas SA	12/19/18	126,062
BRL	4,088,000(a	)	USD	990,214	HSBC Bank plc	12/19/18	103,585
BRL	8,267,000(a	)	USD	2,048,174	JP Morgan Chase Bank NA	12/19/18	163,771
CAD	2,031,276(a	)	USD	1,542,884	JP Morgan Chase Bank NA	12/19/18	1,664
CAD	11,500,000(a	)	USD	8,733,965	Morgan Stanley & Co. International plc	12/19/18	10,441
HKD	1,500,000(a	)	USD	191,438	JP Morgan Chase Bank NA	12/19/18	106
JPY	140,031,000(a	)	USD	1,239,384	JP Morgan Chase Bank NA	12/19/18	6,832
NZD	7,448,000(a	)	USD	4,828,183	JP Morgan Chase Bank NA	12/19/18	34,500
RUB	94,531,000(a	)	USD	1,357,132	Bank of America NA	12/19/18	69,215
RUB	19,032,000(a	)	USD	287,021	HSBC Bank plc	12/19/18	147
TWD	73,452,000(a	)	USD	2,361,861	Bank of America NA	12/19/18	19,144
TWD	6,158,000(a	)	USD	199,404	JP Morgan Chase Bank NA	12/19/18	212
USD	19,694,186(a	)	AUD	27,403,062	JP Morgan Chase Bank NA	12/19/18	278,602
USD	2,023,199(a	)	AUD	2,818,000	Morgan Stanley & Co. International plc	12/19/18	26,594
USD	248,479(a	)	BRL	927,000	JP Morgan Chase Bank NA	12/19/18	448
USD	7,530,783(a	)	CAD	9,744,000	JP Morgan Chase Bank NA	12/19/18	121,610
USD	292,574(a	)	CHF	288,000	JP Morgan Chase Bank NA	12/19/18	5,208
USD	447,801(a	)	CHF	430,000	Morgan Stanley & Co. International plc	12/19/18	18,747
USD	465,690		EUR	400,000	BNP Paribas SA	12/19/18	10,666
USD	30,117,158(a	)	EUR	25,869,002	JP Morgan Chase Bank NA	12/19/18	689,635
USD	3,463,201(a	)	EUR	2,948,000	Morgan Stanley & Co. International plc	12/19/18	109,676
USD	6,552,538(a	)	GBP	5,040,000	JP Morgan Chase Bank NA	12/19/18	94,499
USD	5,672,409(a	)	GBP	4,364,006	Morgan Stanley & Co. International plc	12/19/18	80,560
USD	475,905(a	)	HKD	3,726,000	JP Morgan Chase Bank NA	12/19/18	109
USD	1,639,405(a	)	INR	121,775,000	Bank of America NA	12/19/18	5,082
USD	802,212(a	)	INR	59,708,000	BNP Paribas SA	12/19/18	881
USD	1,062,821(a	)	INR	79,098,000	Deutsche Bank AG	12/19/18	1,259
USD	175,804(a	)	INR	13,084,000	HSBC Bank plc	12/19/18	205
USD	307,438(a	)	INR	22,763,000	JP Morgan Chase Bank NA	12/19/18	1,939
USD	6,177,472(a	)	JPY	681,926,000	JP Morgan Chase Bank NA	12/19/18	108,622
USD	10,088,038(a	)	JPY	1,117,370,633	Morgan Stanley & Co. International plc	12/19/18	143,917
USD	3,515,095(a	)	KRW	3,980,584,000	HSBC Bank plc	12/19/18	22,717
USD	9,798,977(a	)	KRW	10,982,089,000	JP Morgan Chase Bank NA	12/19/18	163,809
USD	378,759(a	)	KRW	426,634,000	Morgan Stanley & Co. International plc	12/19/18	4,450
USD	2,137,060(a	)	MXN	41,472,000	JP Morgan Chase Bank NA	12/19/18	111,662
USD	127,735(a	)	NOK	1,068,000	Morgan Stanley & Co. International plc	12/19/18	756
USD	2,525,747(a	)	NZD	3,834,000	JP Morgan Chase Bank NA	12/19/18	22,588
USD	6,050,925(a	)	NZD	9,166,000	Morgan Stanley & Co. International plc	12/19/18	66,586
USD	473,843(a	)	SEK	4,241,000	JP Morgan Chase Bank NA	12/19/18	8,245
USD	245,189(a	)	SEK	2,213,468	Morgan Stanley & Co. International plc	12/19/18	2,183
USD	223,716(a	)	SGD	307,000	Morgan Stanley & Co. International plc	12/19/18	1,859
USD	648,796(a	)	TWD	19,968,000	BNP Paribas SA	12/19/18	1,518
USD	7,567,214(a	)	TWD	231,080,000	Deutsche Bank AG	12/19/18	76,572
USD	17,797,848(a	)	TWD	545,330,000	HSBC Bank plc	12/19/18	120,542

							2,923,320

BRL	4,331,000(a	)	USD	1,168,286	Bank of America NA	12/19/18	(9,470)
BRL	949,000(a	)	USD	255,763	BNP Paribas SA	12/19/18	(1,846)
BRL	858,000(a	)	USD	230,682	HSBC Bank plc	12/19/18	(1,113)
BRL	1,843,000(a	)	USD	497,436	JP Morgan Chase Bank NA	12/19/18	(4,317)
CAD	8,319,000(a	)	USD	6,381,635	JP Morgan Chase Bank NA	12/19/18	(56,006)
CAD	1,776,000(a	)	USD	1,363,031	Morgan Stanley & Co. International plc	12/19/18	(12,591)
CHF	333,000(a	)	USD	337,471	JP Morgan Chase Bank NA	12/19/18	(5,204)
EUR	7,065,000(a	)	USD	8,233,644	JP Morgan Chase Bank NA	12/19/18	(196,787)
GBP	11,266,000(a	)	USD	14,722,635	JP Morgan Chase Bank NA	12/19/18	(286,866)
GBP	4,208,000(a	)	USD	5,539,467	Morgan Stanley & Co. International plc	12/19/18	(147,518)
INR	362,740,000(a	)	USD	4,930,743	BNP Paribas SA	12/19/18	(62,469)
INR	1,021,796,000(a	)	USD	14,003,172	Deutsche Bank AG	12/19/18	(289,813)
INR	611,248,000(a	)	USD	8,288,609	HSBC Bank plc	12/19/18	(85,149)
JPY	634,011,000(a	)	USD	5,678,247	JP Morgan Chase Bank NA	12/19/18	(35,820)

3

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	213,240,000(a	)	USD	190,306	Bank of America NA	12/19/18	$(3,219)
KRW	2,983,787,000(a	)	USD	2,655,098	HSBC Bank plc	12/19/18	(37,264)
MXN	219,029,000(a	)	USD	11,207,617	JP Morgan Chase Bank NA	12/19/18	(510,740)
MXN	151,316,000(a	)	USD	7,739,304	Morgan Stanley & Co. International plc	12/19/18	(349,375)
NZD	2,945,000(a	)	USD	1,931,060	JP Morgan Chase Bank NA	12/19/18	(8,316)
NZD	768,000(a	)	USD	504,804	Morgan Stanley & Co. International plc	12/19/18	(3,389)
RUB	216,388,000(a	)	USD	3,280,025	HSBC Bank plc	12/19/18	(15,018)
RUB	24,045,000(a	)	USD	363,767	JP Morgan Chase Bank NA	12/19/18	(960)
SEK	1,438,000		USD	160,704	JP Morgan Chase Bank NA	12/19/18	(2,834)
SEK	4,500,000(a	)	USD	504,230	JP Morgan Chase Bank NA	12/19/18	(10,197)
SGD	217,000(a	)	USD	158,105	JP Morgan Chase Bank NA	12/19/18	(1,287)
TWD	5,234,000(a	)	USD	171,331	BNP Paribas SA	12/19/18	(1,667)
TWD	107,946,000(a	)	USD	3,513,569	HSBC Bank plc	12/19/18	(14,413)
TWD	32,391,000(a	)	USD	1,063,290	JP Morgan Chase Bank NA	12/19/18	(13,310)
USD	5,860,931(a	)	AUD	8,300,000	JP Morgan Chase Bank NA	12/19/18	(19,776)
USD	201,308(a	)	BRL	842,000	Bank of America NA	12/19/18	(23,980)
USD	21,284,255(a	)	BRL	88,269,000	Deutsche Bank AG	12/19/18	(2,333,288)
USD	1,193,823(a	)	CAD	1,571,000	JP Morgan Chase Bank NA	12/19/18	(739)
USD	475,269(a	)	GBP	373,000	JP Morgan Chase Bank NA	12/19/18	(2,677)
USD	127,607(a	)	HKD	1,000,000	JP Morgan Chase Bank NA	12/19/18	(89)
USD	499,979(a	)	HKD	3,918,000	Morgan Stanley & Co. International plc	12/19/18	(334)
USD	2,874,630(a	)	INR	215,245,841	HSBC Bank plc	12/19/18	(14,151)
USD	695,211(a	)	INR	52,286,159	JP Morgan Chase Bank NA	12/19/18	(6,513)
USD	1,710,500(a	)	JPY	193,925,000	JP Morgan Chase Bank NA	12/19/18	(15,349)
USD	176,205(a	)	JPY	20,000,000	Morgan Stanley & Co. International plc	12/19/18	(1,786)
USD	3,309,009(a	)	KRW	3,775,580,000	HSBC Bank plc	12/19/18	(3,507)
USD	395,851(a	)	NZD	608,000	JP Morgan Chase Bank NA	12/19/18	(1,103)
USD	2,998,601(a	)	RUB	205,857,000	JP Morgan Chase Bank NA	12/19/18	(107,504)
USD	1,034,626(a	)	TWD	31,928,000	Bank of America NA	12/19/18	(346)
USD	547,998(a	)	TWD	16,920,000	HSBC Bank plc	12/19/18	(477)

							(4,698,577)

Net Unrealized Depreciation							$(1,775,257)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	NR	USD 7,600	$444,899	$522,296	$(77,397)
ITRAXX.EUR.CROSSOVER.30.V1	5.00%	Quarterly	12/20/23	NR	EUR 7,105	791,199	876,129	(84,930)

						$1,236,098	$1,398,425	$(162,327)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

4

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid/ (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX November 2018	TWD	17,189,646	Merrill Lynch International & Co.	11/21/18	TWD	17,190	$10,191	$—	$10,191
TAIEX November 2018		33,582,689	Merrill Lynch International & Co.	11/21/18		33,583	(16,731)	—	(16,731)
TAIEX November 2018		45,429,803	Merrill Lynch International & Co.	11/21/18		45,430	(22,454)	—	(22,454)
TAIEX November 2018		126,281,815	Merrill Lynch International & Co.	11/21/18		126,282	(58,230)	—	(58,230)
TAIEX November 2018		277,478,244	Merrill Lynch International & Co.	11/21/18		277,478	(167,348)	—	(167,348)
Canadian 10-Year Bond December 2018	CAD	1,747,897	Merrill Lynch International & Co.	11/27/18	CAD	1,748	(22,748)	—	(22,748)
Canadian 10-Year Bond December 2018		27,830,633	Merrill Lynch International & Co.	11/27/18		27,831	(361,261)	—	(361,261)
Long Gilt December 2018	GBP	2,436,810	Merrill Lynch International & Co.	11/27/18	GBP	2,437	14,558	—	14,558
Long Gilt December 2018		2,082,340	Merrill Lynch International & Co.	11/27/18		2,082	—	—	—
Long Gilt December 2018		861,776	Merrill Lynch International & Co.	11/27/18		862	(6,270)	—	(6,270)
Long Gilt December 2018		3,866,246	Merrill Lynch International & Co.	11/27/18		3,866	65,026	—	65,026
Long Gilt December 2018		1,931,843	Merrill Lynch International & Co.	11/27/18		1,932	34,149	—	34,149
Long Gilt December 2018		2,331,313	Merrill Lynch International & Co.	11/27/18		2,331	(7,060)	—	(7,060)
U.S. Treasury Note (10 Year) December 2018	USD	(3,295,737)	Merrill Lynch International & Co.	11/28/18	USD	3,296	(20,513)	—	(20,513)
Euro-Bund December 2018	EUR	8,037,045	Merrill Lynch International & Co.	12/06/18	EUR	8,037	(27,234)	—	(27,234)
IBOVESPA Index December 2018	BRL	(952,618)	Credit Suisse International	12/12/18	BRL	953	(3,796)	—	(3,796)
IBOVESPA Index December 2018		(2,608,213)	Credit Suisse International	12/12/18		2,608	(30,973)	—	(30,973)
IBOVESPA Index December 2018		(595,052)	Credit Suisse International	12/12/18		595	(5,414)	—	(5,414)
KOSPI 200 Index Futures December 2018	KRW	(559,166,000)	Merrill Lynch International & Co.	12/13/18	KRW	559,166	27,174	—	27,174
KOSPI 200 Index Futures December 2018		(371,851,125)	Merrill Lynch International & Co.	12/13/18		371,851	36,616	—	36,616
KOSPI 200 Index Futures December 2018		(2,493,984,150)	Merrill Lynch International & Co.	12/13/18		2,493,984	218,625	—	218,625
KOSPI 200 Index Futures December 2018		(977,398,100)	Merrill Lynch International & Co.	12/13/18		977,398	46,552	—	46,552
KOSPI 200 Index Futures December 2018		(277,644,500)	Merrill Lynch International & Co.	12/13/18		277,645	11,886	—	11,886
KOSPI 200 Index Futures December 2018		(265,246,900)	Merrill Lynch International & Co.	12/13/18		265,247	1,006	—	1,006
KOSPI 200 Index Futures December 2018		(703,833,250)	Merrill Lynch International & Co.	12/13/18		703,833	38,246	—	38,246
KOSPI 200 Index Futures December 2018		(669,366,000)	Merrill Lynch International & Co.	12/13/18		669,366	8,000	—	8,000
KOSPI 200 Index Futures December 2018		(219,106,200)	Merrill Lynch International & Co.	12/13/18		219,106	18,456	—	18,456
KOSPI 200 Index Futures December 2018		(329,479,375)	Merrill Lynch International & Co.	12/13/18		329,479	—	—	—
Swiss Market Index Futures December 2018	CHF	1,049,437	JP Morgan Chase Bank NA	12/21/18	CHF	1,049	29,392	—	29,392
Swiss Market Index Futures December 2018		262,329	JP Morgan Chase Bank NA	12/21/18		262	7,378	—	7,378
Swiss Market Index Futures December 2018		175,226	JP Morgan Chase Bank NA	12/21/18		175	4,581	—	4,581
Swiss Market Index Futures December 2018		603,401	JP Morgan Chase Bank NA	12/21/18		603	25,855	—	25,855
Swiss Market Index Futures December 2018		436,587	JP Morgan Chase Bank NA	12/21/18		437	12,921	—	12,921
Swiss Market Index Futures December 2018		172,746	JP Morgan Chase Bank NA	12/21/18		173	7,043	—	7,043
Silver December 2018(b)	USD	3,723,750	Merrill Lynch International & Co.	12/27/18	USD	3,724	(153,250)	—	(153,250)
Silver December 2018(b)		575,200	Merrill Lynch International & Co.	12/27/18		575	(3,920)	—	(3,920)

							$(289,547)	$—	$(289,547)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary.

5

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	05/15/23	$3,724,909	$394,816	(b)	$4,044,836	53.2%
	Citibank NA	02/24/23-02/27/23	3,969,792	(18,588	)(c)	3,934,919	51.3%
	Credit Suisse International	02/13/20-02/08/23	4,046,123	65,085	(d)	4,068,381	56.1%
	Deutsche Bank AG	02/17/23-03/20/23	3,758,922	310,170	(e)	4,066,381	40.4%
	JPMorgan Chase Bank NA	02/08/23	4,745,507	(764,509	)(f)	3,944,351	54.6%

				$(13,026)		$20,058,868

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1050 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Day

DKK 1 Week

DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Interbank Offer Rate:

EUR 1 Week

Hong Kong Dollar HIBOR Fixings:

HKD 1 Week

HKD 1 Month

Intercontinental Exchange LIBOR:

CHF 1 Week

CHF 1 Month

LIBOR CHF Spot Next

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $74,889 of net dividends and financing fees.
(c)	Amount includes $16,285 of net dividends and financing fees.
(d)	Amount includes $42,827 of net dividends and financing fees.
(e)	Amount includes $2,711 of net dividends and financing fees.
(f)	Amount includes $36,647 of net dividends and financing fees.

6

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of October 31, 2018, expiration dates 05/15/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	6,734	$134,334	3.3%
Rio Tinto plc	13,979	678,691	16.8

		813,025
Belgium
Ageas	53	2,652	0.1
Colruyt SA	6,438	374,332	9.3
KBC Group NV	535	36,870	0.9
Proximus SADP	262	6,675	0.2
Solvay SA	138	15,719	0.4
UCB SA	1,422	119,420	3.0

		555,668
China
China CITIC Bank Corp. Ltd.	13,000	8,058	0.2
China Shenhua Energy Co. Ltd.	2,500	5,656	0.1
SINA Corp.	100	6,331	0.2
Yum China Holdings, Inc.	8,127	293,222	7.2

		313,267
Denmark
Carlsberg A/S	65	7,171	0.2
Coloplast A/S	269	25,101	0.6
H Lundbeck A/S	3,146	146,735	3.6
Novozymes A/S	2,160	106,672	2.6
Pandora A/S	2,453	153,468	3.8
William Demant Holding A/S	757	24,884	0.6

		464,031
Finland
Neste OYJ	909	74,643	1.8
Stora Enso OYJ	1,080	16,227	0.4

		90,870
France
Arkema SA	705	73,964	1.8
Bouygues SA	1,668	60,766	1.5
Cie de Saint-Gobain	894	33,678	0.8
Cie Generale des Etablissements Michelin SCA	1,309	134,008	3.3
Covivio SA	94	9,432	0.2
Dassault Systemes SE	456	57,084	1.4
Eiffage SA	301	29,396	0.7
Engie SA	10,919	145,083	3.6
Faurecia SA	6,219	301,487	7.5
Gecina SA	273	40,039	1.0
Ipsen SA	777	107,734	2.7
Kering SA	182	80,897	2.0
Klepierre SA	2,345	79,466	2.0
Legrand SA	2,967	193,748	4.8
L’Oreal SA	366	82,462	2.0
Orange SA	1,448	22,601	0.6
Peugeot SA	4,564	108,490	2.7
Publicis Groupe SA	711	41,158	1.0
Sanofi	296	26,451	0.7
Schneider Electric SE	290	20,970	0.5
SCOR SE	871	40,250	1.0
Thales SA	64	8,174	0.2
TOTAL SA	671	39,371	1.0
Ubisoft Entertainment SA	84	7,535	0.2
Veolia Environnement SA	7,083	141,161	3.5

		1,885,405
Germany
Allianz SE (Registered)	961	200,195	4.9
BASF SE	3,853	295,674	7.3

	Shares	Value	% of Basket Value
Germany (continued)
Covestro AG	5,472	$352,883	8.7%
Deutsche Lufthansa AG (Registered)	7,723	155,025	3.8
Deutsche Post AG (Registered)	5,359	169,212	4.2
Deutsche Telekom AG (Registered)	16,339	267,987	6.6
E.ON SE	2	19	0.0
Evonik Industries AG	11,663	360,804	8.9
Hannover Rueck SE	84	11,296	0.3
Henkel AG & Co. KGaA (Preference)	225	24,582	0.6
HUGO BOSS AG	1,270	90,759	2.2
LANXESS AG	310	19,188	0.5
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	465	99,875	2.5
ProSiebenSat.1 Media SE	1,682	38,840	1.0
TUI AG	742	12,311	0.3

		2,098,650
Hong Kong
CK Asset Holdings Ltd.	1,000	6,508	0.2

Ireland
AerCap Holdings NV	4,913	246,043	6.1

Italy
A2A SpA	393,662	634,329	15.7
Assicurazioni Generali SpA	8,790	141,843	3.5
Enel SpA	66,815	327,598	8.1
Eni SpA	2,989	53,084	1.3
FinecoBank Banca Fineco SpA	10,846	113,358	2.8
Mediobanca Banca di Credito Finanziario SpA	10,336	90,520	2.2
Moncler SpA	350	12,155	0.3
Recordati SpA	1,349	45,669	1.1

		1,418,556
Japan
AGC, Inc.	400	13,102	0.3
Asahi Kasei Corp.	5,800	69,591	1.7
Astellas Pharma, Inc.	20,900	322,909	8.0
Bandai Namco Holdings, Inc.	600	21,345	0.5
Bridgestone Corp.	14,800	570,678	14.1
Canon, Inc.	6,300	179,445	4.4
Central Japan Railway Co.	700	134,336	3.3
Daito Trust Construction Co. Ltd.	900	118,655	2.9
Daiwa House Industry Co. Ltd.	500	15,097	0.4
Denso Corp.	200	8,921	0.2
Eisai Co. Ltd.	2,900	241,513	6.0
Fujitsu Ltd.	1,200	73,006	1.8
Hitachi Ltd.	5,600	171,193	4.2
Hoya Corp.	10,900	616,676	15.2
Japan Airlines Co. Ltd.	11,800	418,796	10.4
Japan Tobacco, Inc.	10,900	280,079	6.9
Kajima Corp.	7,000	90,136	2.2
KDDI Corp.	200	4,840	0.1
Konami Holdings Corp.	3,400	129,711	3.2
Kyushu Electric Power Co., Inc.	6,000	69,702	1.7
Mazda Motor Corp.	3,000	31,953	0.8
Mitsubishi Chemical Holdings Corp.	16,600	129,404	3.2
Mitsubishi Electric Corp.	10,300	130,392	3.2
Mitsubishi Heavy Industries Ltd.	1,700	59,928	1.5
Mitsui & Co. Ltd.	4,500	75,189	1.9
Nippon Building Fund, Inc.	5	28,573	0.7
Nippon Telegraph & Telephone Corp.	1,000	41,239	1.0
Nissan Motor Co. Ltd.	11,600	105,534	2.6
Nitto Denko Corp.	400	24,990	0.6
Nomura Research Institute Ltd.	1,700	75,367	1.9
NTT DOCOMO, Inc.	4,200	104,155	2.6
Obayashi Corp.	14,700	129,775	3.2
ORIX Corp.	1,500	24,437	0.6
Panasonic Corp.	1,600	17,170	0.4

7

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Pola Orbis Holdings, Inc.	300	$8,014	0.2%
Ryohin Keikaku Co. Ltd.	200	52,866	1.3
Santen Pharmaceutical Co. Ltd.	2,300	34,067	0.8
Secom Co. Ltd.	100	8,187	0.2
Seiko Epson Corp.	3,900	62,834	1.6
Sekisui Chemical Co. Ltd.	19,500	306,655	7.6
Shimizu Corp.	4,700	38,152	0.9
Shionogi & Co. Ltd.	4,000	255,775	6.3
Shiseido Co. Ltd.	1,800	113,572	2.8
Sompo Holdings, Inc.	500	20,623	0.5
Square Enix Holdings Co. Ltd.	600	21,505	0.5
Start Today Co. Ltd.	700	16,796	0.4
Subaru Corp.	3,500	94,411	2.3
Sumitomo Chemical Co. Ltd.	7,000	35,066	0.9
Sumitomo Corp.	4,500	68,250	1.7
Sumitomo Realty & Development Co. Ltd.	1,000	34,360	0.8
T&D Holdings, Inc.	5,300	84,724	2.1
Taisei Corp.	1,000	42,768	1.1
Tokio Marine Holdings, Inc.	2,200	103,647	2.6
Tokyo Electron Ltd.	500	67,474	1.7
Tokyo Gas Co. Ltd.	700	17,215	0.4
Tosoh Corp.	19,700	259,366	6.4
West Japan Railway Co.	1,300	87,435	2.2

		6,361,599
Luxembourg
ArcelorMittal	1,032	25,751	0.6

Netherlands
Aegon NV	1,999	12,259	0.3
ASR Nederland NV	575	26,103	0.6
ING Groep NV	3,133	37,067	0.9
Koninklijke Ahold Delhaize NV	1,000	22,891	0.6
Koninklijke Philips NV	1,378	51,394	1.3
Randstad NV	544	27,370	0.7
Wolters Kluwer NV	747	42,381	1.0

		219,465
Norway
DNB ASA	1,641	29,647	0.7
Equinor ASA	9,273	239,858	5.9
Telenor ASA	4,908	89,990	2.2

		359,495
Portugal
Jeronimo Martins SGPS SA	15,532	190,640	4.7

Singapore
Mapletree Industrial Trust	17,100	22,822	0.6
Suntec REIT	28,700	36,730	0.9

		59,552
South Africa
Anglo American plc	31,588	674,195	16.7

South Korea
Kia Motors Corp.	967	24,171	0.6
KT&G Corp.	120	10,701	0.3
LG Household & Health Care Ltd.	15	13,794	0.3
SK Hynix, Inc.	336	20,236	0.5

		68,902
Spain
Amadeus IT Group SA	5,475	440,872	10.9
Bankinter SA	8,928	73,147	1.8
Cia de Distribucion Integral Logista Holdings SA	54	1,304	0.0
Endesa SA	6,501	135,930	3.4
Mapfre SA	16,779	50,139	1.2
Red Electrica Corp. SA	4,423	91,585	2.3
Telefonica SA	15,046	123,423	3.1

		916,400

	Shares	Value	% of Basket Value
Sweden
Alfa Laval AB	786	$20,055	0.5%
Boliden AB	11,138	254,356	6.3
Lundin Petroleum AB	2,335	71,040	1.8
Sandvik AB	11,150	176,268	4.4
SKF AB	1,066	17,090	0.4
Svenska Cellulosa AB SCA	6,719	63,518	1.6
Svenska Handelsbanken AB	2,842	30,892	0.8
Swedbank AB	515	11,585	0.3
Swedish Match AB	7,488	381,429	9.4
Volvo AB	8,765	130,898	3.2

		1,157,131
Switzerland
Adecco Group AG (Registered)	1,381	67,628	1.7
Baloise Holding AG (Registered)	92	13,150	0.3
Barry Callebaut AG (Registered)	9	17,591	0.4
Logitech International SA (Registered)	340	12,588	0.3
Nestle SA (Registered)	1,307	110,341	2.7
Novartis AG (Registered)	1,612	141,167	3.5
Partners Group Holding AG	47	33,462	0.8
Roche Holding AG	2,313	562,897	13.9
SGS SA (Registered)	62	147,253	3.6
Sonova Holding AG (Registered)	712	116,116	2.9
Straumann Holding AG (Registered)	32	21,843	0.5
Swiss Life Holding AG (Registered)	29	10,939	0.3
Swiss Re AG	1,548	139,680	3.5
Swisscom AG (Registered)	94	43,041	1.1
Temenos Group AG (Registered)	290	39,857	1.0

		1,477,553
United Kingdom
3i Group plc	21,753	243,575	6.0
Ashtead Group plc	613	15,133	0.4
Associated British Foods plc	4,893	149,172	3.7
British Land Co. plc (The)	5,678	42,882	1.1
BT Group plc	6,212	19,021	0.5
Burberry Group plc	7,086	163,966	4.1
Direct Line Insurance Group plc	4,979	20,923	0.5
Experian plc	7,013	161,293	4.0
GlaxoSmithKline plc	9,442	182,870	4.5
Halma plc	2,978	50,538	1.2
J Sainsbury plc	718	2,853	0.1
Kingfisher plc	9,744	31,640	0.8
Land Securities Group plc	5,084	55,304	1.4
Legal & General Group plc	23,076	74,048	1.8
Lloyds Banking Group plc	38,094	27,799	0.7
Marks & Spencer Group plc	16,139	61,041	1.5
Meggitt plc	9,704	65,653	1.6
Next plc	191	12,689	0.3
Pearson plc	4,090	46,986	1.2
Pentair plc	3,895	156,384	3.9
Persimmon plc	7,293	213,445	5.3
Rightmove plc	13,890	80,181	2.0
Royal Mail plc	68,690	315,351	7.8
Sage Group plc (The)	7,180	49,922	1.2
Schroders plc	2,115	72,381	1.8
Smith & Nephew plc	4,313	70,107	1.7
Smiths Group plc	132	2,353	0.1
Unilever plc	3,052	161,663	4.0
Vodafone Group plc	30,232	56,852	1.4
Wm Morrison Supermarkets plc	870	2,756	0.1

		2,608,781
United States
AbbVie, Inc.	1,913	148,927	3.7
Accenture plc	233	36,725	0.9
Adobe, Inc.	269	66,109	1.6

8

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Aflac, Inc.	5,279	$227,367	5.6%
Agilent Technologies, Inc.	436	28,248	0.7
Air Products & Chemicals, Inc.	517	79,799	2.0
Alliance Data Systems Corp.	103	21,237	0.5
Allstate Corp. (The)	350	33,502	0.8
Ally Financial, Inc.	2,206	56,054	1.4
Alphabet, Inc.	53	57,069	1.4
Ameren Corp.	3,741	241,594	6.0
American Electric Power Co., Inc.	842	61,769	1.5
American Express Co.	459	47,153	1.2
American Financial Group, Inc.	1,834	183,455	4.5
Ameriprise Financial, Inc.	1,004	127,749	3.2
Amgen, Inc.	389	74,995	1.9
Apartment Investment & Management Co.	15	646	0.0
Applied Materials, Inc.	2,596	85,356	2.1
Aspen Technology, Inc.	1,641	139,304	3.4
Athene Holding Ltd.	911	41,651	1.0
AvalonBay Communities, Inc.	907	159,070	3.9
Avery Dennison Corp.	95	8,618	0.2
Best Buy Co., Inc.	2,235	156,808	3.9
Biogen, Inc.	298	90,672	2.2
Boeing Co. (The)	135	47,906	1.2
Booz Allen Hamilton Holding Corp.	1,110	54,989	1.4
BorgWarner, Inc.	2,903	114,407	2.8
Boston Properties, Inc.	218	26,326	0.7
Bristol-Myers Squibb Co.	2,021	102,141	2.5
Broadridge Financial Solutions, Inc.	2,063	241,247	6.0
Brown & Brown, Inc.	2,315	65,237	1.6
Brunswick Corp.	1,332	69,251	1.7
Burlington Stores, Inc.	118	20,236	0.5
Cabot Oil & Gas Corp.	592	14,344	0.4
Cadence Design Systems, Inc.	2,822	125,777	3.1
Carnival Corp.	219	12,273	0.3
CBRE Group, Inc.	309	12,450	0.3
CBS Corp. (Non-Voting)	1,813	103,976	2.6
CDK Global, Inc.	402	23,010	0.6
CDW Corp.	328	29,523	0.7
Celanese Corp.	618	59,909	1.5
CenterPoint Energy, Inc.	54	1,459	0.0
CH Robinson Worldwide, Inc.	468	41,666	1.0
Chemours Co. (The)	1,352	44,630	1.1
Chevron Corp.	1,353	151,062	3.7
Cigna Corp.	52	11,118	0.3
Cisco Systems, Inc.	1,522	69,631	1.7
CIT Group, Inc.	1,191	56,430	1.4
Citizens Financial Group, Inc.	5,451	203,595	5.0
CMS Energy Corp.	1,021	50,560	1.3
Colgate-Palmolive Co.	656	39,065	1.0
Columbia Sportswear Co.	737	66,536	1.6
Comerica, Inc.	1,230	100,319	2.5
Commerce Bancshares, Inc.	412	26,203	0.6
ConocoPhillips	140	9,786	0.2
Copart, Inc.	40	1,956	0.0
Core Laboratories NV	913	77,824	1.9
Costco Wholesale Corp.	311	71,104	1.8
Crane Co.	1,138	99,052	2.4
Cullen/Frost Bankers, Inc.	436	42,693	1.1
Curtiss-Wright Corp.	1,046	114,495	2.8
Darden Restaurants, Inc.	577	61,479	1.5
DaVita, Inc.	278	18,721	0.5
Delta Air Lines, Inc.	2,471	135,238	3.3
Devon Energy Corp.	974	31,558	0.8
Discover Financial Services	178	12,401	0.3
Dollar General Corp.	45	5,012	0.1
Domino’s Pizza, Inc.	93	24,997	0.6
Donaldson Co., Inc.	1,275	65,382	1.6

	Shares	Value	% of Basket Value
United States (continued)
Douglas Emmett, Inc.	237	$8,577	0.2%
DTE Energy Co.	897	100,823	2.5
DXC Technology Co.	181	13,182	0.3
E*TRADE Financial Corp.	2,108	104,177	2.6
East West Bancorp, Inc.	1,193	62,561	1.5
Eastman Chemical Co.	998	78,193	1.9
Eaton Corp. plc	779	55,831	1.4
eBay, Inc.	1,734	50,338	1.2
Edwards Lifesciences Corp.	291	42,952	1.1
Encompass Health Corp.	5,036	338,923	8.4
Entergy Corp.	288	24,178	0.6
EOG Resources, Inc.	261	27,494	0.7
Equity LifeStyle Properties, Inc.	1,142	108,136	2.7
Equity Residential	790	51,318	1.3
Essex Property Trust, Inc.	66	16,551	0.4
Estee Lauder Cos., Inc. (The)	1,246	171,250	4.2
Everest Re Group Ltd.	50	10,893	0.3
Exelon Corp.	1,593	69,789	1.7
Expeditors International of Washington, Inc.	338	22,707	0.6
Extra Space Storage, Inc.	835	75,200	1.9
Exxon Mobil Corp.	2,690	214,339	5.3
F5 Networks, Inc.	251	43,995	1.1
FactSet Research Systems, Inc.	210	46,990	1.2
Federal Realty Investment Trust	119	14,762	0.4
Ferguson plc	99	6,675	0.2
Fiserv, Inc.	930	73,749	1.8
FLIR Systems, Inc.	536	24,822	0.6
Fortinet, Inc.	236	19,394	0.5
Franklin Resources, Inc.	964	29,402	0.7
Freeport-McMoRan, Inc.	6,756	78,707	1.9
Gaming and Leisure Properties, Inc.	300	10,107	0.3
Garmin Ltd.	1,195	79,061	2.0
Gentex Corp.	3,835	80,727	2.0
Gilead Sciences, Inc.	1,253	85,430	2.1
Graco, Inc.	1,299	52,778	1.3
H&R Block, Inc.	2,900	76,966	1.9
Halliburton Co.	91	3,156	0.1
Hartford Financial Services Group, Inc. (The)	1,378	62,589	1.5
HD Supply Holdings, Inc.	280	10,520	0.3
Hershey Co. (The)	388	41,574	1.0
Hewlett Packard Enterprise Co.	153	2,333	0.1
HollyFrontier Corp.	2,336	157,540	3.9
Home Depot, Inc. (The)	815	143,342	3.5
Honeywell International, Inc.	151	21,868	0.5
Host Hotels & Resorts, Inc.	5,446	104,073	2.6
HP, Inc.	129	3,114	0.1
Humana, Inc.	709	227,171	5.6
Huntington Ingalls Industries, Inc.	128	27,965	0.7
Huntsman Corp.	3,139	68,681	1.7
IDEX Corp.	95	12,048	0.3
IDEXX Laboratories, Inc.	77	16,333	0.4
Ingredion, Inc.	502	50,792	1.3
Intel Corp.	33	1,547	0.0
International Business Machines Corp.	403	46,518	1.2
Ionis Pharmaceuticals, Inc.	386	19,126	0.5
Jazz Pharmaceuticals plc	209	33,193	0.8
Johnson & Johnson	2,159	302,238	7.5
Jones Lang LaSalle, Inc.	1,019	134,773	3.3
JPMorgan Chase & Co.	315	34,341	0.8
Juniper Networks, Inc.	802	23,475	0.6
Kellogg Co.	302	19,775	0.5
Kroger Co. (The)	2,185	65,026	1.6
L3 Technologies, Inc.	169	32,020	0.8
Lam Research Corp.	316	44,787	1.1
Lamar Advertising Co.	373	27,348	0.7

9

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Lear Corp.	181	$24,055	0.6%
Lennox International, Inc.	218	45,974	1.1
Liberty Media Corp-Liberty SiriusXM	394	16,260	0.4
Liberty Property Trust	2,430	101,744	2.5
Lincoln Electric Holdings, Inc.	149	12,056	0.3
Lincoln National Corp.	356	21,428	0.5
LPL Financial Holdings, Inc.	2,418	148,949	3.7
LyondellBasell Industries NV	1,357	121,139	3.0
M&T Bank Corp.	215	35,563	0.9
Macy’s, Inc.	1,252	42,931	1.1
ManpowerGroup, Inc.	145	11,062	0.3
Marathon Oil Corp.	42	798	0.0
Marathon Petroleum Corp.	1,502	105,816	2.6
Masco Corp.	135	4,050	0.1
Maxim Integrated Products, Inc.	48	2,401	0.1
Merck & Co., Inc.	987	72,653	1.8
Murphy Oil Corp.	12,852	409,465	10.1
Nasdaq, Inc.	198	17,169	0.4
National Retail Properties, Inc.	1,186	55,446	1.4
NetApp, Inc.	2,491	195,519	4.8
Newfield Exploration Co.	47	949	0.0
Newmont Mining Corp.	1,197	37,011	0.9
NIKE, Inc.	2,650	198,856	4.9
Nordstrom, Inc.	3,407	224,078	5.5
Northern Trust Corp.	308	28,974	0.7
NVR, Inc.	1	2,239	0.1
Occidental Petroleum Corp.	824	55,266	1.4
OGE Energy Corp.	1,377	49,779	1.2
Old Dominion Freight Line, Inc.	176	22,954	0.6
Omnicom Group, Inc.	284	21,107	0.5
ON Semiconductor Corp.	498	8,466	0.2
O’Reilly Automotive, Inc.	354	113,546	2.8
Oshkosh Corp.	468	26,274	0.7
PACCAR, Inc.	995	56,924	1.4
Packaging Corp. of America	488	44,803	1.1
Park Hotels & Resorts, Inc.	3,878	112,733	2.8
Parker-Hannifin Corp.	187	28,355	0.7
Paychex, Inc.	627	41,062	1.0
People’s United Financial, Inc.	1,268	19,857	0.5
PepsiCo, Inc.	427	47,986	1.2
Pfizer, Inc.	4,482	192,995	4.8
Phillips 66	2,491	256,125	6.3
Pinnacle West Capital Corp.	1,346	110,708	2.7
Procter & Gamble Co. (The)	971	86,108	2.1
Progressive Corp. (The)	3,455	240,814	6.0
Prudential Financial, Inc.	507	47,546	1.2
PulteGroup, Inc.	1,497	36,781	0.9
Qorvo, Inc.	530	38,960	1.0
Quest Diagnostics, Inc.	280	26,351	0.7
Ralph Lauren Corp.	4,424	573,395	14.2
Raymond James Financial, Inc.	575	44,097	1.1
Raytheon Co.	852	149,134	3.7
Red Hat, Inc.	110	18,880	0.5
Regions Financial Corp.	5,172	87,769	2.2
Reliance Steel & Aluminum Co.	411	32,436	0.8
Republic Services, Inc.	1,107	80,457	2.0
Resideo Technologies, Inc.	25	526	0.0
Robert Half International, Inc.	2,935	177,656	4.4
Rockwell Automation, Inc.	1,500	247,095	6.1
Seagate Technology plc	171	6,879	0.2
Simon Property Group, Inc.	1,094	200,771	5.0
Six Flags Entertainment Corp.	227	12,226	0.3
SL Green Realty Corp.	181	16,518	0.4
Snap-on, Inc.	1,053	162,099	4.0
Sonoco Products Co.	3,411	186,172	4.6
Southwest Airlines Co.	686	33,683	0.8

	Shares	Value	% of Basket Value
United States (continued)
Spirit AeroSystems Holdings, Inc.	1,018	$85,522	2.1%
Starwood Property Trust, Inc.	1,500	32,580	0.8
Steel Dynamics, Inc.	407	16,117	0.4
SunTrust Banks, Inc.	693	43,423	1.1
Synovus Financial Corp.	2,262	84,961	2.1
T Rowe Price Group, Inc.	1,255	121,722	3.0
Target Corp.	2,270	189,840	4.7
TD Ameritrade Holding Corp.	1,166	60,306	1.5
Teradyne, Inc.	650	22,393	0.6
Texas Instruments, Inc.	1,080	100,256	2.5
Tiffany & Co.	637	70,898	1.8
TJX Cos., Inc. (The)	1,186	130,318	3.2
Toll Brothers, Inc.	546	18,378	0.5
Torchmark Corp.	129	10,921	0.3
Toro Co. (The)	4,556	256,639	6.3
Tractor Supply Co.	1,188	109,165	2.7
Ubiquiti Networks, Inc.	617	57,437	1.4
UDR, Inc.	603	23,632	0.6
UGI Corp.	541	28,705	0.7
United Continental Holdings, Inc.	443	37,881	0.9
United Parcel Service, Inc.	814	86,724	2.1
United Rentals, Inc.	560	67,239	1.7
United States Steel Corp.	600	15,918	0.4
Unum Group	21	761	0.0
US Bancorp	320	16,726	0.4
US Foods Holding Corp.	1,683	49,093	1.2
VeriSign, Inc.	895	127,573	3.2
VF Corp.	364	30,168	0.7
Viacom, Inc.	546	17,461	0.4
VMware, Inc.	1,989	281,225	7.0
Walgreens Boots Alliance, Inc.	971	77,457	1.9
Walt Disney Co. (The)	874	100,361	2.5
Waste Management, Inc.	1,769	158,272	3.8
Waters Corp.	652	123,678	3.0
Western Digital Corp.	425	18,305	0.4
Western Union Co. (The)	6,181	111,505	2.7
Westlake Chemical Corp.	1,905	135,827	3.3
WP Carey, Inc.	3,271	215,919	5.2
WW Grainger, Inc.	802	227,744	5.5
Wyndham Worldwide Corp.	1,435	51,488	1.2
YUM! BRANDS, Inc.	2	181	0.0
Zions Bancorp	908	42,721	1.0
Zoetis, Inc.	139	12,531	0.2

		18,160,943

Total Reference Entity — Long		40,172,430

Reference Entity — Short

Austria
ams AG	(798)	(31,088)	(0.8)

Belgium
Anheuser-Busch InBev SA/NV	(1,261)	(93,265)	(2.3)
Umicore SA	(10,246)	(482,309)	(11.9)

		(575,574)
China
BOC Hong Kong Holdings Ltd.	(2,500)	(9,359)	(0.2)
Brilliance China Automotive Holdings Ltd.	(20,000)	(17,545)	(0.4)
China Life Insurance Co. Ltd.	(14,000)	(28,053)	(0.7)
China Pacific Insurance Group Co. Ltd.	(4,000)	(14,934)	(0.4)
China Taiping Insurance Holdings Co. Ltd.	(16,200)	(54,415)	(1.3)
PICC Property & Casualty Co. Ltd.	(24,000)	(23,329)	(0.6)
Semiconductor Manufacturing International Corp.	(24,000)	(19,825)	(0.5)
Sunac China Holdings Ltd.	(9,000)	(24,633)	(0.6)

		(192,093)

10

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Denmark
Chr Hansen Holding A/S	(728)	$(73,486)	(1.8	) %
Orsted A/S	(2,351)	(149,079)	(3.7)
Tryg A/S	(888)	(21,406)	(0.5)

		(243,971)
Finland
Fortum OYJ	(4,784)	(100,707)	(2.5)
Nokia OYJ	(2,998)	(16,934)	(0.4)
Nokian Renkaat OYJ	(998)	(31,745)	(0.8)
Nordea Bank Abp	(17,873)	(155,332)	(3.8)

		(304,718)
France
Accor SA	(8,558)	(391,036)	(9.7)
Aeroports de Paris	(1,008)	(210,826)	(5.2)
Airbus SE	(2,377)	(262,692)	(6.5)
AXA SA	(3,116)	(77,983)	(1.9)
Bureau Veritas SA	(2,067)	(46,632)	(1.2)
Carrefour SA	(27)	(524)	0.0
Danone SA	(366)	(25,918)	(0.6)
Essilor International Cie Generale d’Optique SA	(2,145)	(292,961)	(7.2)
Getlink	(41,540)	(522,503)	(12.9)
Hermes International	(59)	(33,683)	(0.8)
Iliad SA	(787)	(90,966)	(2.2)
LVMH Moet Hennessy Louis Vuitton SE	(9)	(2,731)	(0.1)
Orpea	(615)	(75,714)	(1.9)
Remy Cointreau SA	(154)	(18,279)	(0.5)
Renault SA	(2,419)	(180,636)	(4.5)
Rubis SCA	(1,454)	(75,018)	(1.9)
Sodexo SA	(207)	(21,130)	(0.5)
Suez	(714)	(10,299)	(0.3)
Teleperformance	(619)	(101,944)	(2.5)
Vivendi SA	(8,580)	(206,935)	(5.1)

		(2,648,410)
Germany
1&1 Drillisch AG	(2,832)	(126,325)	(3.1)
Bayer AG (Registered)	(916)	(70,214)	(1.7)
Commerzbank AG	(649)	(6,111)	(0.2)
Daimler AG (Registered)	(1,374)	(81,391)	(2.0)
Deutsche Bank AG (Registered)	(7,345)	(71,788)	(1.8)
Deutsche Wohnen SE	(675)	(30,875)	(0.8)
E.ON SE	(2)	(19)	0.0
Fraport AG Frankfurt Airport Services Worldwide	(1,904)	(147,038)	(3.6)
KION Group AG	(717)	(41,899)	(1.0)
MAN SE	(2,234)	(232,721)	(5.8)
Porsche Automobil Holding SE (Preference)	(713)	(45,343)	(1.1)
RWE AG	(17,122)	(333,095)	(8.2)
SAP SE	(463)	(49,575)	(1.2)
Siemens Healthineers AG	(1,710)	(70,771)	(1.8)
thyssenkrupp AG	(2,588)	(54,247)	(1.3)
United Internet AG (Registered)	(2,769)	(114,584)	(2.8)

		(1,475,996)
Italy
Davide Campari-Milano SpA	(6,053)	(46,585)	(1.2)
Ferrari NV	(83)	(9,719)	(0.2)
Intesa Sanpaolo SpA	(21,447)	(47,507)	(1.2)
Leonardo SpA	(3,686)	(39,959)	(1.0)
Luxottica Group SpA	(636)	(39,943)	(1.0)
Prysmian SpA	(1,025)	(19,912)	(0.5)
Snam SpA	(61,881)	(255,850)	(6.3)

		(459,475)

	Shares	Value	% of Basket Value
Japan
Dai-ichi Life Holdings, Inc.	(400)	$(7,506)	(0.2	) %
Japan Post Holdings Co. Ltd.	(300)	(3,558)	(0.1)
LINE Corp.	(26,402)	(841,747)	(20.8)
M3, Inc.	(2,600)	(42,138)	(1.0)
Mitsubishi Motors Corp.	(5,200)	(32,663)	(0.8)
Mizuho Financial Group, Inc.	(6,500)	(11,163)	(0.3)
Otsuka Holdings Co. Ltd.	(100)	(4,783)	(0.1)
Rakuten, Inc.	(2,600)	(17,586)	(0.4)
Renesas Electronics Corp.	(6,200)	(32,661)	(0.8)
Resona Holdings, Inc.	(400)	(2,104)	(0.1)
Ricoh Co. Ltd.	(300)	(2,995)	(0.1)
Shimano, Inc.	(200)	(27,315)	(0.7)
Shin-Etsu Chemical Co. Ltd.	(200)	(16,712)	(0.4)
Sumitomo Mitsui Trust Holdings, Inc.	(300)	(11,920)	(0.3)
Takeda Pharmaceutical Co. Ltd.	(1,300)	(53,897)	(1.3)
Tokyu Corp.	(100)	(1,652)	0.0
Toyota Industries Corp.	(300)	(14,737)	(0.4)
Yakult Honsha Co. Ltd.	(200)	(14,162)	(0.4)

		(1,139,299)
Luxembourg
Eurofins Scientific SE	(17)	(8,567)	(0.2)
Tenaris SA	(3,143)	(46,267)	(1.1)

		(54,834)
Mexico
Fresnillo plc	(20,056)	(217,489)	(5.4)

Netherlands
Akzo Nobel NV	(8,159)	(685,071)	(16.9)
Heineken NV	(1,512)	(136,031)	(3.4)
Royal Dutch Shell plc	(917)	(29,906)	(0.7)

		(851,008)
Norway
Yara International ASA	(7,005)	(300,818)	(7.4)

South Korea
Samsung Biologics Co. Ltd.	(3)	(1,027)	0.0

Spain
Banco de Sabadell SA	(19,585)	(25,786)	(0.6)
Banco Santander SA	(78,176)	(187,498)	(4.6)
Cellnex Telecom SA	(3,605)	(89,679)	(2.2)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,304)	0.0
Ferrovial SA	(20,234)	(405,105)	(10.0)
Grifols SA	(1,101)	(31,368)	(0.8)
Industria de Diseno Textil SA	(1,852)	(52,198)	(1.3)
Naturgy Energy Group SA	(2,057)	(50,556)	(1.3)
Siemens Gamesa Renewable Energy SA	(74,952)	(830,093)	(20.5)

		(1,673,587)
Sweden
Assa Abloy AB	(10,638)	(211,598)	(5.2)
Investor AB	(719)	(31,152)	(0.8)
Telia Co. AB	(4,373)	(19,685)	(0.5)

		(262,435)
Switzerland
Cie Financiere Richemont SA (Registered)	(391)	(28,578)	(0.7)
Clariant AG (Registered)	(1,056)	(22,760)	(0.6)
Credit Suisse Group AG (Registered)	(9,523)	(124,501)	(3.1)
Dufry AG (Registered)	(729)	(82,144)	(2.0)
Givaudan SA (Registered)	(54)	(130,892)	(3.2)
Glencore plc	(25,075)	(102,047)	(2.5)
LafargeHolcim Ltd. (Registered)	(13,332)	(617,411)	(15.3)
Sika AG (Registered)	(1,750)	(224,389)	(5.5)
Vifor Pharma AG	(195)	(28,183)	(0.7)

		(1,360,905)
United Arab Emirates
NMC Health plc	(418)	(18,847)	(0.5)

11

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom
Admiral Group plc	(3,513)	$(90,305)	(2.2	) %
ASOS plc	(313)	(21,805)	(0.5)
AstraZeneca plc	(2,136)	(163,382)	(4.0)
B&M European Value Retail SA	(26,052)	(138,629)	(3.4)
BP plc	(12,424)	(89,748)	(2.2)
British American Tobacco plc	(3,498)	(151,639)	(3.7)
CNH Industrial NV	(407)	(4,231)	(0.1)
ConvaTec Group plc	(24)	(50)	0.0
Croda International plc	(52)	(3,203)	(0.1)
Diageo plc	(1,597)	(55,211)	(1.4)
DS Smith plc	(6,675)	(33,492)	(0.8)
Informa plc	(26,747)	(244,082)	(6.0)
Intertek Group plc	(940)	(56,321)	(1.4)
Johnson Matthey plc	(2,742)	(103,959)	(2.6)
Just Eat plc	(12,148)	(94,238)	(2.3)
Linde plc	(147)	(24,117)	(0.6)
Melrose Industries plc	(46,503)	(100,102)	(2.5)
National Grid plc	(6,078)	(64,208)	(1.6)
Reckitt Benckiser Group plc	(3,312)	(267,822)	(6.6)
Rentokil Initial plc	(44,140)	(178,000)	(4.4)
Rolls-Royce Holdings plc	(6,501)	(69,718)	(1.7)
Rolls-Royce Holdings plc (Preference)	(299,046)	(382)	0.0
Royal Bank of Scotland Group plc	(10,990)	(33,085)	(0.8)
Standard Chartered plc	(7,873)	(55,180)	(1.4)
Standard Life Aberdeen	(7,509)	(3,262)	(0.1)
Standard Life Aberdeen plc	(6,570)	(22,692)	(0.6)
United Utilities Group plc	(783)	(7,256)	(0.2)
Weir Group plc (The)	(9,945)	(201,252)	(5.0)
WPP plc	(11,796)	(133,480)	(3.3)

		(2,410,851)
United States
3M Co.	(191)	(36,340)	(0.9)
ABIOMED, Inc.	(207)	(70,628)	(1.7)
AECOM	(1,164)	(33,919)	(0.8)
Affiliated Managers Group, Inc.	(1,227)	(139,461)	(3.4)
Albemarle Corp.	(2,974)	(295,080)	(7.3)
Alexandria Real Estate Equities, Inc.	(156)	(19,068)	(0.5)
Alexion Pharmaceuticals, Inc.	(758)	(84,949)	(2.1)
Alnylam Pharmaceuticals, Inc.	(290)	(23,325)	(0.6)
Amazon.com, Inc.	(194)	(310,014)	(7.7)
AMERCO	(859)	(280,446)	(6.9)
American Campus Communities, Inc.	(3,784)	(149,506)	(3.7)
American Homes 4 Rent	(456)	(9,608)	(0.2)
American International Group, Inc.	(2,199)	(90,797)	(2.2)
American Tower Corp.	(492)	(76,659)	(1.9)
American Water Works Co., Inc.	(189)	(16,732)	(0.4)
Analog Devices, Inc.	(2,754)	(230,537)	(5.7)
Aramark	(949)	(34,088)	(0.8)
Arch Capital Group Ltd.	(3,518)	(99,806)	(2.5)
Arconic, Inc.	(6,989)	(142,086)	(3.5)
Arrow Electronics, Inc.	(1,388)	(93,981)	(2.3)
Arthur J Gallagher & Co.	(1,002)	(74,158)	(1.8)
athenahealth, Inc.	(268)	(34,181)	(0.8)
Autodesk, Inc.	(1,316)	(170,093)	(4.2)
Axalta Coating Systems Ltd.	(676)	(16,684)	(0.4)
Baker Hughes a GE Co.	(5,968)	(159,286)	(3.9)
Ball Corp.	(1,479)	(66,259)	(1.6)
Bank of New York Mellon Corp. (The)	(640)	(30,291)	(0.7)
Bank OZK	(2,855)	(78,113)	(1.9)
Becton Dickinson and Co.	(119)	(27,430)	(0.7)
Berry Global Group, Inc.	(1,429)	(62,333)	(1.5)
Bio-Rad Laboratories, Inc.	(772)	(210,640)	(5.2)
Black Knight, Inc.	(607)	(29,603)	(0.7)
Bluebird Bio, Inc.	(2,617)	(300,170)	(7.4)

	Shares	Value	% of Basket Value
United States (continued)
Booking Holdings, Inc.	(15)	$(28,119)	(0.7	) %
Boston Scientific Corp.	(1,234)	(44,597)	(1.1)
Bright Horizons Family Solutions, Inc.	(856)	(98,363)	(2.4)
Brighthouse Financial, Inc.	(297)	(11,770)	(0.3)
Broadcom, Inc.	(397)	(88,726)	(2.2)
Brown-Forman Corp.	(1,359)	(62,976)	(1.6)
Bunge Ltd.	(67)	(4,141)	(0.1)
Caesars Entertainment Corp.	(28,526)	(245,038)	(6.1)
Campbell Soup Co.	(2,916)	(109,088)	(2.7)
Carlisle Cos., Inc.	(192)	(18,545)	(0.5)
CarMax, Inc.	(578)	(39,252)	(1.0)
Catalent, Inc.	(2,617)	(105,570)	(2.6)
Cboe Global Markets, Inc.	(2,261)	(255,154)	(6.3)
CenturyLink, Inc.	(1,894)	(39,092)	(1.0)
Cerner Corp.	(1,387)	(79,447)	(2.0)
CF Industries Holdings, Inc.	(1,593)	(76,512)	(1.9)
Charles Schwab Corp. (The)	(234)	(10,820)	(0.3)
Cheniere Energy, Inc.	(1,473)	(88,984)	(2.2)
Citigroup, Inc.	(2,175)	(142,376)	(3.5)
CME Group, Inc.	(262)	(48,009)	(1.2)
Coca-Cola Co. (The)	(420)	(20,110)	(0.5)
Cognex Corp.	(152)	(6,512)	(0.2)
Cognizant Technology Solutions Corp.	(366)	(25,265)	(0.6)
CommScope Holding Co., Inc.	(952)	(22,905)	(0.6)
Concho Resources, Inc.	(1,266)	(176,088)	(4.4)
Constellation Brands, Inc.	(214)	(42,635)	(1.1)
Corning, Inc.	(1,588)	(50,737)	(1.3)
CoStar Group, Inc.	(429)	(155,049)	(3.8)
Coty, Inc.	(17,842)	(188,233)	(4.7)
Crown Castle International Corp.	(611)	(66,440)	(1.6)
Crown Holdings, Inc.	(2,340)	(98,959)	(2.4)
CyrusOne, Inc.	(4,209)	(224,045)	(5.5)
Danaher Corp.	(412)	(40,953)	(1.0)
Deere & Co.	(2,155)	(291,873)	(7.2)
DENTSPLY SIRONA, Inc.	(3,976)	(137,689)	(3.4)
Diamondback Energy, Inc.	(1,703)	(191,349)	(4.7)
Digital Realty Trust, Inc.	(1,732)	(178,846)	(4.4)
Dollar Tree, Inc.	(924)	(77,893)	(1.9)
DowDuPont, Inc.	(3,406)	(183,652)	(4.5)
DR Horton, Inc.	(1,391)	(50,020)	(1.2)
Eaton Vance Corp.	(838)	(37,752)	(0.9)
Ecolab, Inc.	(45)	(6,892)	(0.2)
Edison International	(754)	(52,320)	(1.3)
Energen Corp.	(193)	(13,890)	(0.3)
EPAM Systems, Inc.	(2,423)	(289,476)	(7.2)
EQT Corp.	(1,801)	(61,180)	(1.5)
Equinix, Inc.	(37)	(14,013)	(0.3)
Evergy, Inc.	(1,797)	(100,614)	(2.5)
Eversource Energy	(725)	(45,864)	(1.1)
Exact Sciences Corp.	(5,089)	(361,573)	(8.9)
Exelixis, Inc.	(333)	(4,619)	(0.1)
Facebook, Inc.	(321)	(48,725)	(1.2)
Fidelity National Information Services, Inc.	(22)	(2,290)	(0.1)
First Horizon National Corp.	(15,493)	(250,057)	(6.2)
First Republic Bank	(2,056)	(187,075)	(4.6)
FleetCor Technologies, Inc.	(744)	(148,822)	(3.7)
Flex Ltd.	(1,872)	(14,714)	(0.4)
Flowserve Corp.	(1,348)	(61,873)	(1.5)
Fluor Corp.	(1,225)	(53,729)	(1.3)
FMC Corp.	(1,373)	(107,204)	(2.7)
Gardner Denver Holdings, Inc.	(801)	(21,675)	(0.5)
Gartner, Inc.	(3,325)	(490,504)	(12.1)
General Electric Co.	(14,782)	(149,298)	(3.7)
General Mills, Inc.	(566)	(24,791)	(0.6)
Genuine Parts Co.	(361)	(35,349)	(0.9)
GoDaddy, Inc.	(291)	(21,292)	(0.5)

12

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Guidewire Software, Inc.	(4,560)	$(405,703)	(10.0	) %
Hanesbrands, Inc.	(120)	(2,059)	(0.1)
Harley-Davidson, Inc.	(121)	(4,625)	(0.1)
Harris Corp.	(163)	(24,240)	(0.6)
Hasbro, Inc.	(654)	(59,978)	(1.5)
HCP, Inc.	(3,713)	(102,293)	(2.5)
Healthcare Trust of America, Inc.	(2,936)	(77,099)	(1.9)
Hess Corp.	(372)	(21,353)	(0.5)
Hexcel Corp.	(161)	(9,422)	(0.2)
Hilton Worldwide Holdings, Inc.	(203)	(14,448)	(0.4)
Hubbell, Inc.	(553)	(56,240)	(1.4)
Hudson Pacific Properties, Inc.	(2,866)	(86,840)	(2.1)
Huntington Bancshares, Inc.	(5,253)	(75,275)	(1.9)
Incyte Corp.	(2,187)	(141,761)	(3.5)
Intercontinental Exchange, Inc.	(37)	(2,850)	(0.1)
International Flavors & Fragrances, Inc.	(1,341)	(193,989)	(4.8)
Invitation Homes, Inc.	(8,755)	(191,559)	(4.7)
IPG Photonics Corp.	(1,233)	(164,667)	(4.1)
IQVIA Holdings, Inc.	(579)	(71,176)	(1.8)
Iron Mountain, Inc.	(2,873)	(87,943)	(2.2)
Jacobs Engineering Group, Inc.	(642)	(48,208)	(1.2)
JB Hunt Transport Services, Inc.	(805)	(89,041)	(2.2)
Kansas City Southern	(996)	(101,552)	(2.5)
Keysight Technologies, Inc.	(359)	(20,492)	(0.5)
Kimco Realty Corp.	(371)	(5,969)	(0.1)
Kinder Morgan, Inc.	(4,378)	(74,514)	(1.8)
Knight-Swift Transportation Holdings, Inc.	(7,993)	(255,776)	(6.3)
Kraft Heinz Co. (The)	(12,371)	(680,034)	(16.8)
L Brands, Inc.	(2,763)	(89,576)	(2.2)
Leidos Holdings, Inc.	(2,402)	(155,602)	(3.8)
Lennar Corp.	(3,871)	(166,376)	(4.1)
Liberty Broadband Corp.	(1,576)	(130,698)	(3.2)
Live Nation Entertainment, Inc.	(4,387)	(229,440)	(5.7)
LKQ Corp.	(894)	(24,379)	(0.6)
Lowe’s Cos., Inc.	(207)	(19,711)	(0.5)
Macerich Co. (The)	(576)	(29,733)	(0.7)
Markel Corp.	(101)	(110,417)	(2.7)
MarketAxess Holdings, Inc.	(702)	(147,188)	(3.6)
Marsh & McLennan Cos., Inc.	(513)	(43,477)	(1.1)
Martin Marietta Materials, Inc.	(1,019)	(174,534)	(4.3)
Marvell Technology Group Ltd.	(1,007)	(16,525)	(0.4)
McCormick & Co., Inc. (Non-Voting)	(621)	(89,424)	(2.2)
MetLife, Inc.	(1,102)	(45,391)	(1.1)
MGM Resorts International	(2,635)	(70,302)	(1.7)
Microchip Technology, Inc.	(600)	(39,468)	(1.0)
Mid-America Apartment Communities, Inc.	(1,196)	(116,861)	(2.9)
Mohawk Industries, Inc.	(504)	(62,864)	(1.6)
Molson Coors Brewing Co.	(663)	(42,432)	(1.0)
Mondelez International, Inc.	(538)	(22,585)	(0.6)
Morgan Stanley	(1,078)	(49,221)	(1.2)
National Instruments Corp.	(1,704)	(83,445)	(2.1)
Nektar Therapeutics	(2,546)	(98,479)	(2.4)
Netflix, Inc.	(407)	(122,824)	(3.0)
Neurocrine Biosciences, Inc.	(605)	(64,826)	(1.6)
New York Community Bancorp, Inc.	(576)	(5,518)	(0.1)
Newell Brands, Inc.	(4,818)	(76,510)	(1.9)
NextEra Energy, Inc.	(94)	(16,215)	(0.4)
NiSource, Inc.	(3,157)	(80,062)	(2.0)
Noble Energy, Inc.	(1,992)	(49,501)	(1.2)
NVIDIA Corp.	(221)	(46,593)	(1.2)
Old Republic International Corp.	(895)	(19,735)	(0.5)
ONEOK, Inc.	(1,549)	(101,614)	(2.5)
PacWest Bancorp	(654)	(26,565)	(0.7)
Parsley Energy, Inc.	(3,495)	(81,853)	(2.0)
PayPal Holdings, Inc.	(4,254)	(358,144)	(8.9)
Pioneer Natural Resources Co.	(793)	(116,785)	(2.9)

	Shares	Value	% of Basket Value
United States (continued)
Pool Corp.	(630)	$(91,823)	(2.3	) %
Post Holdings, Inc.	(2,192)	(193,817)	(4.8)
PPG Industries, Inc.	(205)	(21,543)	(0.5)
PPL Corp.	(895)	(27,208)	(0.7)
PTC, Inc.	(1,215)	(100,128)	(2.5)
Qurate Retail, Inc.	(924)	(20,273)	(0.5)
Regency Centers Corp.	(668)	(42,324)	(1.0)
Regeneron Pharmaceuticals, Inc.	(274)	(92,952)	(2.3)
ResMed, Inc.	(189)	(20,019)	(0.5)
Rockwell Collins, Inc.	(151)	(19,331)	(0.5)
Rollins, Inc.	(582)	(34,454)	(0.9)
Roper Technologies, Inc.	(344)	(97,318)	(2.4)
Royal Gold, Inc.	(52)	(3,985)	(0.1)
RPM International, Inc.	(330)	(20,186)	(0.5)
Sabre Corp.	(979)	(24,132)	(0.6)
Sage Therapeutics, Inc.	(119)	(15,313)	(0.4)
salesforce.com, Inc.	(1,176)	(161,394)	(4.0)
SBA Communications Corp.	(222)	(36,002)	(0.9)
SCANA Corp.	(3,347)	(134,047)	(3.3)
Schlumberger Ltd.	(326)	(16,727)	(0.4)
Seattle Genetics, Inc.	(4,558)	(255,841)	(6.3)
Sempra Energy	(2,067)	(227,618)	(5.6)
ServiceMaster Global Holdings, Inc.	(744)	(31,903)	(0.8)
Shire plc	(4,024)	(242,852)	(6.0)
Signature Bank	(745)	(81,876)	(2.0)
Southern Co. (The)	(1,120)	(50,434)	(1.2)
Splunk, Inc.	(1,129)	(112,719)	(2.8)
SS&C Technologies Holdings, Inc.	(1,192)	(60,983)	(1.5)
Stericycle, Inc.	(1,104)	(55,167)	(1.4)
Sterling Bancorp	(3,061)	(55,037)	(1.4)
Symantec Corp.	(10,347)	(187,798)	(4.6)
Synchrony Financial	(145)	(4,188)	(0.1)
Tableau Software, Inc.	(831)	(88,651)	(2.2)
Targa Resources Corp.	(4,702)	(242,952)	(6.0)
Teleflex, Inc.	(356)	(85,703)	(2.1)
T-Mobile US, Inc.	(312)	(21,388)	(0.5)
TransDigm Group, Inc.	(324)	(107,001)	(2.6)
TransUnion	(261)	(17,161)	(0.4)
Trimble, Inc.	(4,120)	(154,006)	(3.8)
TripAdvisor, Inc.	(1,721)	(89,733)	(2.2)
Twitter, Inc.	(3,334)	(115,857)	(2.9)
Tyler Technologies, Inc.	(217)	(45,930)	(1.1)
Ulta Beauty, Inc.	(255)	(70,003)	(1.7)
United Technologies Corp.	(558)	(69,309)	(1.7)
Vail Resorts, Inc.	(333)	(83,690)	(2.1)
Veeva Systems, Inc.	(952)	(86,965)	(2.2)
Ventas, Inc.	(32)	(1,857)	0.0
VEREIT, Inc.	(169)	(1,239)	0.0
Vistra Energy Corp.	(1,145)	(25,911)	(0.6)
Vornado Realty Trust	(1,927)	(131,190)	(3.2)
Vulcan Materials Co.	(260)	(26,296)	(0.7)
Watsco, Inc.	(150)	(22,227)	(0.6)
Wells Fargo & Co.	(4,822)	(256,675)	(6.3)
Welltower, Inc.	(1,562)	(103,201)	(2.6)
WestRock Co.	(680)	(29,220)	(0.7)
WEX, Inc.	(1,015)	(178,599)	(4.4)
Williams Cos., Inc. (The)	(11,679)	(284,150)	(7.0)
Workday, Inc.	(449)	(59,726)	(1.5)
WR Berkley Corp.	(1,162)	(88,196)	(2.2)
Wynn Resorts Ltd.	(594)	(59,756)	(1.5)
Xerox Corp.	(2,520)	(70,231)	(1.8)
Xilinx, Inc.	(386)	(32,952)	(0.8)
XPO Logistics, Inc.	(3,237)	(289,322)	(7.3)
Xylem, Inc.	(1,015)	(66,564)	(1.7)
Zayo Group Holdings, Inc.	(2,934)	(87,668)	(2.3)
Zimmer Biomet Holdings, Inc.	(447)	(50,775)	(1.4)

		(21,905,169)

Total Reference Entity — Short		(36,127,594)

Net Value of Reference Entity — Bank of America NA		$4,044,836

13

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of October 31, 2018, expiration dates 02/24/23-02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Rio Tinto plc	9,630	$467,544	11.9%

Belgium
Ageas	7,200	360,252	9.2
KBC Group NV	44	3,032	0.1
Proximus SADP	5,448	138,804	3.5
Solvay SA	34	3,873	0.1
UCB SA	1,543	129,581	3.3

		635,542
China
Anhui Conch Cement Co. Ltd.	500	2,592	0.1
ANTA Sports Products Ltd.	9,000	37,157	0.9
Bank of Communications Co. Ltd.	222,000	166,779	4.2
China CITIC Bank Corp. Ltd.	201,000	124,587	3.2
China Merchants Bank Co. Ltd.	37,500	144,801	3.7
China Mobile Ltd.	2,500	23,420	0.6
China Petroleum & Chemical Corp.	244,000	198,757	5.1
China Resources Land Ltd.	14,000	47,617	1.2
China Shenhua Energy Co. Ltd.	24,000	54,299	1.4
CNOOC Ltd.	8,000	13,624	0.3
CSPC Pharmaceutical Group Ltd.	38,000	80,971	2.1
Geely Automobile Holdings Ltd.	12,000	23,124	0.6
SINA Corp.	616	38,999	1.0
Yum China Holdings, Inc.	4,770	172,102	4.4

		1,128,829
Denmark
GN Store Nord A/S	8,389	355,850	9.0
Pandora A/S	1,120	70,071	1.8

		425,921
Finland
Stora Enso OYJ	3,326	49,974	1.3
UPM-Kymmene OYJ	2,596	83,458	2.1

		133,432
France
Atos SE	1,728	147,791	3.8
Cie de Saint-Gobain	4,854	182,857	4.6
Cie Generale des Etablissements Michelin SCA	816	83,538	2.1
Covivio SA	1,102	110,576	2.8
Dassault Systemes SE	153	19,153	0.5
Engie SA	2,122	28,195	0.7
Faurecia SA	4,074	197,501	5.0
L’Oreal SA	86	19,376	0.5
Peugeot SA	757	17,994	0.5
Publicis Groupe SA	736	42,605	1.1
Sanofi	55	4,915	0.1
Schneider Electric SE	712	51,486	1.3
SCOR SE	38	1,756	0.0
Ubisoft Entertainment SA	199	17,851	0.5
Veolia Environnement SA	2,052	40,895	1.0

		966,489

	Shares	Value	% of Basket Value
Germany
Allianz SE (Registered)	939	$195,612	5.0%
BASF SE	415	31,847	0.8
Beiersdorf AG	528	54,594	1.4
Continental AG	490	80,745	2.1
Covestro AG	2,093	134,975	3.4
Deutsche Lufthansa AG (Registered)	15,170	304,509	7.7
Deutsche Post AG (Registered)	661	20,871	0.5
Deutsche Telekom AG (Registered)	4,147	68,018	1.7
Evonik Industries AG	316	9,776	0.2
Hannover Rueck SE	347	46,665	1.2
HOCHTIEF AG	899	133,221	3.4
HUGO BOSS AG	558	39,877	1.0
Infineon Technologies AG	4,134	82,833	2.1
LEG Immobilien AG	125	13,664	0.3
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,232	264,616	6.7
ProSiebenSat.1 Media SE	2,959	68,328	1.7
Puma SE	38	19,540	0.5
Volkswagen AG	789	129,892	3.3

		1,699,583
Hong Kong
CK Asset Holdings Ltd.	38,000	247,294	6.3
CK Hutchison Holdings Ltd.	49,000	493,534	12.5
CLP Holdings Ltd.	28,000	313,752	8.0
Hang Seng Bank Ltd.	8,800	206,339	5.2
Link REIT	12,000	106,645	2.7
Sino Biopharmaceutical Ltd.	277,500	250,469	6.4
Sun Hung Kai Properties Ltd.	1,000	12,996	0.3
Techtronic Industries Co. Ltd.	6,000	28,253	0.7

		1,659,282
Ireland
AerCap Holdings NV	1,461	73,167	1.9

Italy
A2A SpA	15,642	25,205	0.6
Assicurazioni Generali SpA	1,945	31,386	0.8
Enel SpA	2,921	14,322	0.4
FinecoBank Banca Fineco SpA	789	8,246	0.2
Mediobanca Banca di Credito Finanziario SpA	322	2,820	0.1
Moncler SpA	1,625	56,433	1.4
Poste Italiane SpA	3,829	27,475	0.7
Recordati SpA	237	8,023	0.2
Telecom Italia SpA	22,824	13,424	0.3
Terna Rete Elettrica Nazionale SpA	1,813	9,365	0.2

		196,699
Japan
AGC, Inc.	1,300	42,581	1.1
Bridgestone Corp.	2,000	77,119	2.0
Canon, Inc.	5,400	153,810	3.9
Central Japan Railway Co.	1,700	326,245	8.3
Daito Trust Construction Co. Ltd.	900	118,655	3.0
Daiwa House Industry Co. Ltd.	2,800	84,544	2.1
Denso Corp.	800	35,685	0.9
FUJIFILM Holdings Corp.	900	38,925	1.0
Fujitsu Ltd.	800	48,671	1.2
Hoya Corp.	600	33,945	0.9
ITOCHU Corp.	700	12,982	0.3
Japan Airlines Co. Ltd.	2,900	102,924	2.6
Japan Exchange Group, Inc.	3,900	69,852	1.8
Kao Corp.	300	19,957	0.5
KDDI Corp.	100	2,420	0.1
Konami Holdings Corp.	4,800	183,121	4.7
Kose Corp.	300	44,834	1.1
LIXIL Group Corp.	200	3,144	0.1
MEIJI Holdings Co. Ltd.	100	6,635	0.2
Mitsubishi Chemical Holdings Corp.	35,100	273,618	7.0
MS&AD Insurance Group Holdings, Inc.	7,700	231,287	5.9

14

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
NGK Spark Plug Co. Ltd.	1,200	$24,282	0.6%
Nikon Corp.	15,600	271,949	6.9
Nippon Telegraph & Telephone Corp.	1,000	41,239	1.0
NTT DOCOMO, Inc.	100	2,480	0.1
Obayashi Corp.	14,700	129,775	3.3
Omron Corp.	1,500	60,727	1.5
Pola Orbis Holdings, Inc.	1,300	34,728	0.9
Recruit Holdings Co. Ltd.	2,300	61,731	1.6
Santen Pharmaceutical Co. Ltd.	2,100	31,105	0.8
Sekisui Chemical Co. Ltd.	2,900	45,605	1.2
Shimizu Corp.	7,800	63,315	1.6
Shiseido Co. Ltd.	800	50,476	1.3
Sompo Holdings, Inc.	4,100	169,107	4.3
Sony Corp.	2,000	108,234	2.8
Square Enix Holdings Co. Ltd.	600	21,505	0.5
Subaru Corp.	1,500	40,462	1.0
Sumitomo Chemical Co. Ltd.	17,000	85,160	2.2
Sumitomo Corp.	4,500	68,250	1.7
Suzuki Motor Corp.	2,900	144,613	3.7
T&D Holdings, Inc.	100	1,599	0.0
Taisei Corp.	6,700	286,549	7.3
Tohoku Electric Power Co., Inc.	5,600	70,754	1.8
Tokio Marine Holdings, Inc.	700	32,979	0.8
Tokyo Electron Ltd.	300	40,485	1.0
Tokyo Gas Co. Ltd.	2,300	56,564	1.4
Trend Micro, Inc.	1,800	103,618	2.6

		3,958,245
Luxembourg
ArcelorMittal	1,077	26,874	0.7

Macau
Sands China Ltd.	5,200	20,563	0.5

Netherlands
ASR Nederland NV	3,925	178,184	4.5
Heineken Holding NV	3,083	266,668	6.8
ING Groep NV	652	7,714	0.2
Koninklijke Ahold Delhaize NV	7,336	167,925	4.3
Koninklijke Philips NV	1,086	40,503	1.0
Randstad NV	378	19,018	0.5
Wolters Kluwer NV	2,082	118,121	3.0

		798,133
Norway
DNB ASA	697	12,592	0.3

Singapore
CapitaLand Ltd.	62,500	141,968	3.6
Genting Singapore Ltd.	444,100	282,610	7.2
Mapletree Industrial Trust	38,600	51,516	1.3

		476,094
South Africa
Anglo American plc	11,808	252,023	6.4

South Korea
Hyundai Development Co-Engineering & Construction	71	1,053	0.0
KB Financial Group, Inc.	151	6,288	0.2
Kia Motors Corp.	2,067	51,666	1.3
KT&G Corp.	1,616	144,101	3.7
LG Display Co. Ltd.	24	350	0.0
LG Household & Health Care Ltd.	110	101,157	2.6
LG Uplus Corp.	21,130	300,305	7.6
POSCO	691	158,165	4.0
Samsung Electro-Mechanics Co. Ltd.	1,260	131,524	3.3
Samsung SDS Co. Ltd.	143	24,325	0.6
Shinhan Financial Group Co. Ltd.	42	1,564	0.0

	Shares	Value	% of Basket Value
South Korea (continued)
SK Holdings Co. Ltd.	431	$99,240	2.5%
SK Hynix, Inc.	10,909	656,999	16.7
SK Innovation Co. Ltd.	472	88,580	2.3
SK Telecom Co. Ltd.	1,657	389,330	9.9
Woori Bank	2,611	36,178	0.9

		2,190,825
Spain
ACS Actividades de Construccion y Servicios SA	653	24,449	0.6
Aena SME SA	162	25,885	0.7
Amadeus IT Group SA	44	3,543	0.1
Bankinter SA	2,252	18,451	0.5
Iberdrola SA	9,501	67,227	1.7
Mapfre SA	3,784	11,307	0.3
Red Electrica Corp. SA	2,392	49,530	1.3
Repsol SA	20,701	369,903	9.4
Telefonica SA	65,138	534,331	13.6

		1,104,626
Sweden
Atlas Copco AB	4,018	99,332	2.5
Hennes & Mauritz AB	1,116	19,712	0.5
Sandvik AB	1,932	30,543	0.8
SKF AB	2,830	45,371	1.2
Svenska Cellulosa AB SCA	1,163	10,994	0.3
Swedbank AB	1,671	37,588	1.0
Swedish Match AB	137	6,979	0.2

		250,519
Switzerland
Adecco Group AG (Registered)	933	45,689	1.2
Baloise Holding AG (Registered)	2,177	311,165	7.9
Barry Callebaut AG (Registered)	71	138,775	3.5
Garrett Motion, Inc.	80	1,214	0.0
Kuehne + Nagel International AG (Registered)	1,985	275,885	7.0
Logitech International SA (Registered)	4,645	171,978	4.4
Novartis AG (Registered)	402	35,204	0.9
Partners Group Holding AG	30	21,359	0.5
Roche Holding AG	1,872	455,574	11.6
SGS SA (Registered)	19	45,126	1.1
STMicroelectronics NV	1,247	18,956	0.5
Straumann Holding AG (Registered)	77	52,561	1.3
Swiss Life Holding AG (Registered)	80	30,177	0.8
Swiss Re AG	404	36,454	0.9
Zurich Insurance Group AG	40	12,419	0.3

		1,652,536
Taiwan
Catcher Technology Co. Ltd.	3,000	30,334	0.8
Formosa Chemicals & Fibre Corp.	45,000	163,308	4.2
Formosa Plastics Corp.	36,000	117,723	3.0
Globalwafers Co. Ltd.	6,000	47,763	1.2
Nan Ya Plastics Corp.	63,000	156,934	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	277,773	7.1
United Microelectronics Corp.	1,102,000	419,952	10.7
Yageo Corp.	14,000	143,558	3.6

		1,357,345
United Kingdom
Berkeley Group Holdings plc	1,380	61,677	1.6
British Land Co. plc (The)	693	5,234	0.1
Burberry Group plc	1,703	39,406	1.0
Direct Line Insurance Group plc	4,820	20,255	0.5
easyJet plc	1,802	27,606	0.7
GlaxoSmithKline plc	12,740	246,745	6.3
Imperial Brands plc	3,602	122,009	3.1
InterContinental Hotels Group plc	97	5,090	0.1
ITV plc	2,843	5,397	0.1

15

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
J Sainsbury plc	15,825	$62,874	1.6%
Land Securities Group plc	23,257	252,992	6.4
Legal & General Group plc	4,672	14,992	0.4
Lloyds Banking Group plc	77,666	56,676	1.4
Marks & Spencer Group plc	10,474	39,615	1.0
Mondi plc	4,893	115,225	2.9
Next plc	706	46,902	1.2
Pearson plc	12,949	148,757	3.8
Pentair plc	1,461	58,659	1.5
Persimmon plc	701	20,516	0.5
Rightmove plc	31,084	179,435	4.6
Royal Mail plc	9,660	44,348	1.1
Sage Group plc (The)	9,435	65,601	1.7
Schroders plc	85	2,909	0.1
Smith & Nephew plc	10,081	163,865	4.2
Smiths Group plc	1,853	33,031	0.8
Taylor Wimpey plc	59,717	122,959	3.1

		1,962,775
United States
AbbVie, Inc.	1,793	139,585	3.5
Accenture plc	230	36,253	0.9
Adobe, Inc.	293	72,008	1.8
AES Corp.	1,914	27,906	0.7
Agilent Technologies, Inc.	587	38,032	1.0
Air Products & Chemicals, Inc.	17	2,624	0.1
Align Technology, Inc.	126	27,871	0.7
Alleghany Corp.	32	19,222	0.5
Allison Transmission Holdings, Inc.	404	17,808	0.5
Allstate Corp. (The)	164	15,698	0.4
Alphabet, Inc.	158	170,875	4.3
Ameren Corp.	734	47,402	1.2
American Electric Power Co., Inc.	117	8,583	0.2
American Express Co.	449	46,126	1.2
American Financial Group, Inc.	209	20,906	0.5
Amgen, Inc.	2,377	458,262	11.6
Anadarko Petroleum Corp.	319	16,971	0.4
Anthem, Inc.	95	26,179	0.7
AO Smith Corp.	3,366	153,254	3.9
Apartment Investment & Management Co.	56	2,410	0.1
Archer-Daniels-Midland Co.	330	15,592	0.4
Aspen Technology, Inc.	167	14,177	0.4
AT&T, Inc.	587	18,009	0.5
Athene Holding Ltd.	620	28,346	0.7
AutoZone, Inc.	127	93,151	2.4
Baxter International, Inc.	1,533	95,828	2.4
Biogen, Inc.	619	188,343	4.8
Boeing Co. (The)	47	16,678	0.4
Booz Allen Hamilton Holding Corp.	677	33,539	0.9
Boston Properties, Inc.	427	51,565	1.3
Bristol-Myers Squibb Co.	1,823	92,134	2.3
Broadridge Financial Solutions, Inc.	165	19,295	0.5
Burlington Stores, Inc.	881	151,083	3.8
Cabot Oil & Gas Corp.	322	7,802	0.2
Cadence Design Systems, Inc.	1,956	87,179	2.2
Campbell Soup Co.	109	4,078	0.1
CBRE Group, Inc.	2,814	113,376	2.9
CBS Corp. (Non-Voting)	558	32,001	0.8
CDK Global, Inc.	285	16,313	0.4
CDW Corp.	421	37,894	1.0
Celanese Corp.	400	38,776	1.0
CenterPoint Energy, Inc.	5,213	140,803	3.6
CH Robinson Worldwide, Inc.	604	53,774	1.4
Chemours Co. (The)	247	8,153	0.2
Chevron Corp.	1,684	188,019	4.8
Cigna Corp.	414	88,517	2.2
Cintas Corp.	173	31,464	0.8

	Shares	Value	% of Basket Value
United States (continued)
Cisco Systems, Inc.	850	$38,887	1.0%
CIT Group, Inc.	1,479	70,075	1.8
Citizens Financial Group, Inc.	623	23,269	0.6
Citrix Systems, Inc.	299	30,639	0.8
CMS Energy Corp.	1,387	68,684	1.7
Colgate-Palmolive Co.	249	14,828	0.4
Columbia Sportswear Co.	664	59,946	1.5
Comcast Corp.	2,790	106,411	2.7
Comerica, Inc.	844	68,837	1.7
Commerce Bancshares, Inc.	1,449	92,156	2.3
Conagra Brands, Inc.	436	15,522	0.4
ConocoPhillips	6,137	428,976	10.9
Consolidated Edison, Inc.	1,362	103,512	2.6
Core Laboratories NV	151	12,871	0.3
Costco Wholesale Corp.	185	42,297	1.1
CubeSmart	2,420	70,132	1.8
Cullen/Frost Bankers, Inc.	317	31,041	0.8
CVS Health Corp.	269	19,473	0.5
Darden Restaurants, Inc.	1,047	111,558	2.8
Devon Energy Corp.	4,250	137,700	3.5
Discover Financial Services	627	43,683	1.1
Dollar General Corp.	1,053	117,283	3.0
Domino’s Pizza, Inc.	78	20,966	0.5
Donaldson Co., Inc.	1,260	64,613	1.6
Douglas Emmett, Inc.	71	2,569	0.1
Dover Corp.	501	41,503	1.1
DTE Energy Co.	1,537	172,759	4.4
Duke Realty Corp.	3,779	104,187	2.6
DXC Technology Co.	316	23,014	0.6
E*TRADE Financial Corp.	378	18,681	0.5
East West Bancorp, Inc.	1,398	73,311	1.9
Eastman Chemical Co.	2,003	156,935	4.0
eBay, Inc.	272	7,896	0.2
Emerson Electric Co.	1,135	77,044	2.0
EOG Resources, Inc.	433	45,612	1.2
Equity LifeStyle Properties, Inc.	2,163	204,814	5.2
Equity Residential	2,197	142,717	3.6
Essex Property Trust, Inc.	133	33,354	0.8
Estee Lauder Cos., Inc. (The)	1,615	221,966	5.6
Everest Re Group Ltd.	183	39,868	1.0
Exelon Corp.	564	24,709	0.6
Expeditors International of Washington, Inc.	2,384	160,157	4.1
Express Scripts Holding Co.	4,485	434,910	11.1
Extra Space Storage, Inc.	113	10,177	0.3
F5 Networks, Inc.	1,136	199,118	5.1
FactSet Research Systems, Inc.	283	63,324	1.6
Fair Isaac Corp.	686	132,199	3.4
Ferguson plc	853	57,509	1.5
Fifth Third Bancorp	6,098	164,585	4.2
First American Financial Corp.	1,611	71,416	1.8
FirstEnergy Corp.	3,134	116,836	3.0
Fiserv, Inc.	1,283	101,742	2.6
FLIR Systems, Inc.	380	17,598	0.4
Foot Locker, Inc.	1,253	59,066	1.5
Fortune Brands Home & Security, Inc.	204	9,145	0.2
Franklin Resources, Inc.	2,344	71,492	1.8
Freeport-McMoRan, Inc.	1,086	12,652	0.3
Gaming and Leisure Properties, Inc.	530	17,856	0.5
Gap, Inc. (The)	3,989	108,900	2.8
Garmin Ltd.	339	22,428	0.6
General Motors Co.	3,714	135,895	3.5
Gentex Corp.	4,411	92,852	2.4
Graco, Inc.	353	14,342	0.4
H&R Block, Inc.	2,698	71,605	1.8
Halliburton Co.	4,583	158,938	4.0

16

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Hartford Financial Services Group, Inc. (The)	917	$41,650	1.1%
HD Supply Holdings, Inc.	1,534	57,632	1.5
Herbalife Nutrition Ltd.	4,339	231,095	5.9
Hershey Co. (The)	588	63,004	1.6
Hewlett Packard Enterprise Co.	11,661	177,830	4.5
HollyFrontier Corp.	560	37,766	1.0
Honeywell International, Inc.	969	140,331	3.6
Host Hotels & Resorts, Inc.	538	10,281	0.3
HP, Inc.	1,119	27,013	0.7
Humana, Inc.	349	111,823	2.8
Huntington Ingalls Industries, Inc.	223	48,721	1.2
Huntsman Corp.	2,524	55,225	1.4
IDEX Corp.	631	80,023	2.0
IDEXX Laboratories, Inc.	226	47,939	1.2
Illinois Tool Works, Inc.	635	81,007	2.1
Ingersoll-Rand plc	1,805	173,172	4.4
Ingredion, Inc.	79	7,993	0.2
Intel Corp.	1,090	51,099	1.3
International Business Machines Corp.	140	16,160	0.4
Intuit, Inc.	577	121,747	3.1
Johnson & Johnson	224	31,358	0.8
Jones Lang LaSalle, Inc.	145	19,178	0.5
Juniper Networks, Inc.	4,312	126,212	3.2
KAR Auction Services, Inc.	1,524	86,777	2.2
Kellogg Co.	574	37,586	1.0
Kilroy Realty Corp.	48	3,306	0.1
Kimberly-Clark Corp.	419	43,702	1.1
KLA-Tencor Corp.	886	81,104	2.1
Kohl’s Corp.	4,179	316,476	8.0
Kroger Co. (The)	90	2,678	0.1
Lam Research Corp.	367	52,015	1.3
Lear Corp.	2,010	267,129	6.8
Lennox International, Inc.	469	98,907	2.5
Liberty Property Trust	374	15,659	0.4
Lincoln Electric Holdings, Inc.	311	25,163	0.6
Lincoln National Corp.	452	27,206	0.7
Loews Corp.	1,639	76,312	1.9
LPL Financial Holdings, Inc.	478	29,445	0.7
Lululemon Athletica, Inc.	191	26,879	0.7
LyondellBasell Industries NV	506	45,171	1.1
M&T Bank Corp.	509	84,194	2.1
Macy’s, Inc.	4,627	158,660	4.0
ManpowerGroup, Inc.	171	13,046	0.3
Marathon Oil Corp.	4,603	87,411	2.2
Marathon Petroleum Corp.	385	27,123	0.7
Masco Corp.	1,280	38,400	1.0
Maxim Integrated Products, Inc.	1,434	71,729	1.8
McKesson Corp.	319	39,798	1.0
Mettler-Toledo International, Inc.	212	115,926	2.9
Micron Technology, Inc.	401	15,126	0.4
Microsoft Corp.	11	1,175	0.0
Motorola Solutions, Inc.	663	81,257	2.1
Nasdaq, Inc.	343	29,742	0.8
National Retail Properties, Inc.	599	28,003	0.7
NetApp, Inc.	3,142	246,616	6.3
Newfield Exploration Co.	3,670	74,134	1.9
Newmont Mining Corp.	38	1,175	0.0
News Corp.	3,801	50,135	1.3

	Shares	Value	% of Basket Value
United States (continued)
NIKE, Inc.	329	$24,688	0.6%
Northern Trust Corp.	337	31,702	0.8
NVR, Inc.	8	17,912	0.5
Occidental Petroleum Corp.	455	30,517	0.8
Old Dominion Freight Line, Inc.	982	128,072	3.3
Omnicom Group, Inc.	1,315	97,731	2.5
ON Semiconductor Corp.	401	6,817	0.2
O’Reilly Automotive, Inc.	24	7,698	0.2
Oshkosh Corp.	250	14,035	0.4
PACCAR, Inc.	250	14,303	0.4
Packaging Corp. of America	208	19,096	0.5
Park Hotels & Resorts, Inc.	77	2,238	0.1
Parker-Hannifin Corp.	14	2,123	0.1
People’s United Financial, Inc.	3,911	61,246	1.6
PepsiCo, Inc.	420	47,200	1.2
Phillips 66	56	5,758	0.1
PPG Industries, Inc.	194	20,387	0.5
Progressive Corp. (The)	257	17,913	0.5
Prudential Financial, Inc.	430	40,325	1.0
PulteGroup, Inc.	2,850	70,025	1.8
Quest Diagnostics, Inc.	1,734	163,187	4.1
Ralph Lauren Corp.	245	31,754	0.8
Raymond James Financial, Inc.	530	40,646	1.0
Raytheon Co.	566	99,073	2.5
Regions Financial Corp.	685	11,624	0.3
Reliance Steel & Aluminum Co.	197	15,547	0.4
Resideo Technologies, Inc.	161	3,389	0.1
Robert Half International, Inc.	2,841	171,966	4.4
Rockwell Automation, Inc.	1,426	234,905	6.0
Ross Stores, Inc.	9	891	0.0
Seagate Technology plc	92	3,701	0.1
Simon Property Group, Inc.	40	7,341	0.2
Sirius XM Holdings, Inc.	2,562	15,423	0.4
Six Flags Entertainment Corp.	332	17,882	0.5
SL Green Realty Corp.	910	83,047	2.1
Snap-on, Inc.	624	96,059	2.4
Southwest Airlines Co.	1,195	58,675	1.5
Steel Dynamics, Inc.	1,799	71,240	1.8
Sun Communities, Inc.	404	40,590	1.0
SunTrust Banks, Inc.	1,815	113,728	2.9
Synopsys, Inc.	253	22,651	0.6
Synovus Financial Corp.	501	18,818	0.5
T Rowe Price Group, Inc.	45	4,365	0.1
Target Corp.	1,415	118,336	3.0
TD Ameritrade Holding Corp.	1,562	80,787	2.1
TE Connectivity Ltd.	942	71,046	1.8
Teradyne, Inc.	2,690	92,670	2.4
Texas Instruments, Inc.	1,913	177,584	4.5
Torchmark Corp.	1,731	146,546	3.7
Toro Co. (The)	1,350	76,046	1.9
Tractor Supply Co.	173	15,897	0.4
Tyson Foods, Inc.	917	54,947	1.4
UDR, Inc.	2,911	114,082	2.9
UGI Corp.	2,196	116,520	3.0
Union Pacific Corp.	174	25,442	0.6
United Continental Holdings, Inc.	1,767	151,096	3.8
United Rentals, Inc.	559	67,119	1.7
UnitedHealth Group, Inc.	157	41,032	1.0

17

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Universal Health Services, Inc.	418	$50,812	1.3%
Unum Group	172	6,237	0.2
US Foods Holding Corp.	978	28,528	0.7
Verizon Communications, Inc.	352	20,096	0.5
Visa, Inc.	1,900	261,915	6.7
Walgreens Boots Alliance, Inc.	254	20,262	0.5
Walmart, Inc.	1,125	112,815	2.9
Walt Disney Co. (The)	418	47,999	1.2
Waters Corp.	484	91,810	2.3
Western Digital Corp.	188	8,097	0.2
Western Union Co. (The)	9,637	173,851	4.4
Weyerhaeuser Co.	2,235	59,518	1.5
WP Carey, Inc.	47	3,102	0.1
WW Grainger, Inc.	38	10,791	0.3
Wyndham Worldwide Corp.	1,010	36,239	0.9
Xcel Energy, Inc.	2,193	107,479	2.7
YUM! BRANDS, Inc.	2,348	212,283	5.4
Zoetis, Inc.	379	34,167	0.9

		17,281,767

Total Reference Entity — Long		38,731,405

Reference Entity — Short

Austria
ams AG	(474)	(18,466)	(0.5)
Raiffeisen Bank International AG	(6,718)	(183,091)	(4.7)

		(201,557)
Belgium
Anheuser-Busch InBev SA/NV	(3,368)	(249,102)	(6.3)
Umicore SA	(560)	(26,361)	(0.7)

		(275,463)
Chile
Antofagasta plc	(9,285)	(92,943)	(2.4)

China
AAC Technologies Holdings, Inc.	(4,500)	(34,278)	(0.9)
Brilliance China Automotive Holdings Ltd.	(52,141)	(45,740)	(1.2)
BYD Co. Ltd.	(7,000)	(45,030)	(1.1)
China Evergrande Group	(84,000)	(201,413)	(5.1)
China Life Insurance Co. Ltd.	(13,000)	(26,049)	(0.7)
China Taiping Insurance Holdings Co. Ltd.	(11,000)	(36,949)	(0.9)
ENN Energy Holdings Ltd.	(1,000)	(8,533)	(0.2)
Lenovo Group Ltd.	(178,000)	(113,527)	(2.9)
PetroChina Co. Ltd.	(194,000)	(139,491)	(3.5)
Semiconductor Manufacturing International Corp.	(801,000)	(661,656)	(16.8)
Sunac China Holdings Ltd.	(144,000)	(394,125)	(10.0)

		(1,706,791)
Denmark
AP Moller - Maersk A/S	(1)	(1,262)	0.0
Chr Hansen Holding A/S	(1,372)	(138,493)	(3.5)
Genmab A/S	(825)	(112,888)	(2.9)
Orsted A/S	(2,774)	(175,901)	(4.5)
Tryg A/S	(2,159)	(52,045)	(1.3)

		(480,589)

	Shares	Value	% of Basket Value
Finland
Elisa OYJ	(3,246)	$(129,145)	(3.3	) %
Nokia OYJ	(24,672)	(139,362)	(3.5)
Nokian Renkaat OYJ	(1,293)	(41,128)	(1.0)
Sampo OYJ	(2,236)	(102,827)	(2.6)
Wartsila OYJ Abp	(8,066)	(137,248)	(3.5)

		(549,710)
France
Aeroports de Paris	(1,683)	(352,004)	(8.9)
Alstom SA	(2,750)	(120,100)	(3.1)
BioMerieux	(575)	(43,849)	(1.1)
Bollore SA	(1)	(4)	0.0
Bureau Veritas SA	(12,201)	(275,256)	(7.0)
Getlink	(5,271)	(66,300)	(1.7)
LVMH Moet Hennessy Louis Vuitton SE	(276)	(83,740)	(2.1)
Pernod Ricard SA	(958)	(146,082)	(3.7)
Remy Cointreau SA	(144)	(17,092)	(0.4)
Rubis SCA	(7,610)	(392,631)	(10.0)
Teleperformance	(794)	(130,765)	(3.3)

		(1,627,823)
Germany
1&1 Drillisch AG	(10,745)	(479,295)	(12.2)
Commerzbank AG	(16,943)	(159,534)	(4.1)
Daimler AG (Registered)	(3,059)	(181,205)	(4.6)
Deutsche Bank AG (Registered)	(27,469)	(268,475)	(6.8)
Deutsche Wohnen SE	(612)	(27,993)	(0.7)
E.ON SE	(46,983)	(454,328)	(11.5)
Fresenius Medical Care AG & Co. KGaA	(1,410)	(110,708)	(2.8)
Innogy SE	(652)	(28,795)	(0.7)
KION Group AG	(3,678)	(214,928)	(5.5)
MAN SE	(4,994)	(520,236)	(13.2)
Porsche Automobil Holding SE (Preference)	(2,076)	(132,023)	(3.4)
Siemens AG (Registered)	(1,292)	(148,511)	(3.8)
Telefonica Deutschland Holding AG	(57,931)	(225,202)	(5.7)
United Internet AG (Registered)	(86)	(3,559)	(0.1)
Volkswagen AG (Preference)	(807)	(135,578)	(3.4)
Zalando SE	(1,700)	(65,714)	(1.7)

		(3,156,084)
Italy
Atlantia SpA	(10,099)	(202,928)	(5.2)
Davide Campari-Milano SpA	(18,169)	(139,833)	(3.6)
Intesa Sanpaolo SpA	(14,242)	(31,547)	(0.8)
Leonardo SpA	(3,765)	(40,815)	(1.0)
Luxottica Group SpA	(2,168)	(136,157)	(3.5)

		(551,280)
Japan
ANA Holdings, Inc.	(6,300)	(211,841)	(5.4)
Asahi Group Holdings Ltd.	(500)	(21,973)	(0.6)
Chugoku Electric Power Co., Inc. (The)	(16,500)	(212,234)	(5.4)
Coca-Cola Bottlers Japan Holdings, Inc.	(3,800)	(99,451)	(2.5)
Daifuku Co. Ltd.	(4,300)	(184,669)	(4.7)
Dai-ichi Life Holdings, Inc.	(2,200)	(41,284)	(1.0)
Daiichi Sankyo Co. Ltd.	(1,900)	(72,624)	(1.8)

18

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Dentsu, Inc.	(900)	$(41,742)	(1.1	) %
Don Quijote Holdings Co. Ltd.	(8,200)	(489,846)	(12.4)
Honda Motor Co. Ltd.	(8,100)	(231,219)	(5.9)
IHI Corp.	(400)	(14,633)	(0.4)
Japan Post Holdings Co. Ltd.	(2,800)	(33,204)	(0.8)
Keyence Corp.	(1,000)	(488,520)	(12.4)
Komatsu Ltd.	(2,100)	(54,689)	(1.4)
Kyocera Corp.	(800)	(43,298)	(1.1)
M3, Inc.	(25,800)	(418,141)	(10.6)
Makita Corp.	(200)	(6,914)	(0.2)
MINEBEA MITSUMI, Inc.	(2,600)	(39,775)	(1.0)
MISUMI Group, Inc.	(2,800)	(56,114)	(1.4)
Mitsubishi Motors Corp.	(1,600)	(10,050)	(0.3)
Mitsui Fudosan Co. Ltd.	(800)	(18,018)	(0.5)
Mizuho Financial Group, Inc.	(156,400)	(268,596)	(6.8)
Murata Manufacturing Co. Ltd.	(300)	(46,691)	(1.2)
Nexon Co. Ltd.	(6,000)	(68,443)	(1.7)
NGK Insulators Ltd.	(2,500)	(35,185)	(0.9)
Nitori Holdings Co. Ltd.	(1,100)	(143,631)	(3.7)
Nomura Holdings, Inc.	(6,900)	(33,134)	(0.8)
Ono Pharmaceutical Co. Ltd.	(2,500)	(56,734)	(1.4)
Oriental Land Co. Ltd.	(700)	(65,851)	(1.7)
Otsuka Holdings Co. Ltd.	(4,500)	(215,226)	(5.5)
Persol Holdings Co. Ltd.	(600)	(11,383)	(0.3)
Rakuten, Inc.	(66,200)	(447,776)	(11.4)
Renesas Electronics Corp.	(23,900)	(125,905)	(3.2)
Resona Holdings, Inc.	(5,300)	(27,878)	(0.7)
Ricoh Co. Ltd.	(3,800)	(37,933)	(1.0)
Shimano, Inc.	(200)	(27,315)	(0.7)
Shin-Etsu Chemical Co. Ltd.	(500)	(41,780)	(1.1)
SMC Corp.	(200)	(63,747)	(1.6)
SoftBank Group Corp.	(229)	(18,123)	(0.5)
SUMCO Corp.	(6,500)	(87,731)	(2.2)
Sumitomo Mitsui Financial Group, Inc.	(2,300)	(89,551)	(2.3)
Sumitomo Mitsui Trust Holdings, Inc.	(600)	(23,840)	(0.6)
Sysmex Corp.	(100)	(7,014)	(0.2)
TDK Corp.	(100)	(8,623)	(0.2)
Tokyu Corp.	(1,400)	(23,129)	(0.6)
Toray Industries, Inc.	(47,300)	(335,513)	(8.5)
Toshiba Corp.	(20,400)	(611,440)	(15.5)
Toyota Industries Corp.	(7,000)	(343,855)	(8.7)
Tsuruha Holdings, Inc.	(100)	(10,437)	(0.3)
Unicharm Corp.	(500)	(13,564)	(0.3)
Yakult Honsha Co. Ltd.	(400)	(28,325)	(0.7)
Yamaha Corp.	(1,400)	(61,522)	(1.6)
Yamaha Motor Co. Ltd.	(200)	(4,730)	(0.1)
Yamato Holdings Co. Ltd.	(9,500)	(259,715)	(6.6)

		(6,434,559)
Jersey
Randgold Resources Ltd.	(55)	(4,326)	(0.1)

Netherlands
Heineken NV	(116)	(10,436)	(0.3)

	Shares	Value	% of Basket Value
South Korea
Amorepacific Corp.	(379)	$(51,207)	(1.3	) %
Celltrion Healthcare Co. Ltd.	(199)	(11,158)	(0.3)
Hana Financial Group, Inc.	(497)	(16,742)	(0.4)
Hyundai Heavy Industries Co. Ltd.	(7,148)	(786,303)	(20.0)
Hyundai Mobis Co. Ltd.	(280)	(46,772)	(1.2)
Hyundai Motor Co.	(819)	(76,710)	(1.9)
Hyundai Steel Co.	(331)	(12,146)	(0.3)
Kakao Corp.	(11,635)	(940,505)	(23.9)
LG Chem Ltd.	(2)	(611)	0.0
NAVER Corp.	(750)	(75,528)	(1.9)
Netmarble Corp.	(4,127)	(407,624)	(10.4)
Samsung Biologics Co. Ltd.	(1,098)	(375,823)	(9.6)
Samsung C&T Corp.	(1,342)	(128,440)	(3.3)
Samsung SDI Co. Ltd.	(404)	(84,018)	(2.1)
S-Oil Corp.	(112)	(12,222)	(0.3)

		(3,025,809)
Spain
Banco de Sabadell SA	(9,041)	(11,903)	(0.3)
Banco Santander SA	(31,772)	(76,202)	(1.9)
Bankia SA	(9,583)	(30,101)	(0.8)
Cellnex Telecom SA	(1,927)	(47,937)	(1.2)
Grifols SA	(5,836)	(166,269)	(4.2)

		(332,412)
Sweden
Hexagon AB	(473)	(23,150)	(0.6)
ICA Gruppen AB	(10,872)	(384,645)	(9.8)
Kinnevik AB	(2,148)	(59,550)	(1.5)
Skandinaviska Enskilda Banken AB	(1,554)	(16,081)	(0.4)
Telia Co. AB	(2,234)	(10,056)	(0.3)

		(493,482)
Switzerland
Cie Financiere Richemont SA (Registered)	(4,417)	(322,841)	(8.2)
Clariant AG (Registered)	(996)	(21,467)	(0.5)
Dufry AG (Registered)	(396)	(44,621)	(1.1)
Glencore plc	(171,602)	(698,362)	(17.7)
LafargeHolcim Ltd. (Registered)	(1,811)	(83,868)	(2.1)
Sika AG (Registered)	(1,286)	(164,894)	(4.2)

		(1,336,053)
Taiwan
Delta Electronics, Inc.	(61,000)	(256,762)	(6.5)
Hon Hai Precision Industry Co. Ltd.	(22,240)	(56,613)	(1.4)
MediaTek, Inc.	(6,123)	(45,228)	(1.1)

		(358,603)
United Arab Emirates
NMC Health plc	(2,485)	(112,048)	(2.8)

United Kingdom
ASOS plc	(2,025)	(141,073)	(3.6)
B&M European Value Retail SA	(3,510)	(18,678)	(0.5)
BP plc	(8,612)	(62,211)	(1.6)
British American Tobacco plc	(13,196)	(572,050)	(14.5)

19

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Bunzl plc	(4,481)	$(132,189)	(3.4	) %
CNH Industrial NV	(1,340)	(13,930)	(0.4)
ConvaTec Group plc	(52,611)	(108,746)	(2.8)
Croda International plc	(395)	(24,330)	(0.6)
Diageo plc	(2,317)	(80,102)	(2.0)
DS Smith plc	(36,691)	(184,101)	(4.7)
HSBC Holdings plc	(2,524)	(20,772)	(0.5)
Informa plc	(2,989)	(27,276)	(0.7)
Janus Henderson Group plc	(1,124)	(27,617)	(0.7)
John Wood Group plc	(23,172)	(211,195)	(5.4)
Johnson Matthey plc	(4)	(152)	0.0
Just Eat plc	(4,696)	(36,429)	(0.9)
National Grid plc	(7,835)	(82,769)	(2.1)
Rentokil Initial plc	(2,497)	(10,069)	(0.3)
Rolls-Royce Holdings plc	(8,799)	(94,362)	(2.4)
Rolls-Royce Holdings plc (Preference)	(404,754)	(517)	0.0
Severn Trent plc	(3,738)	(88,831)	(2.3)
St James’s Place plc	(1,618)	(20,910)	(0.5)
Standard Chartered plc	(16,010)	(112,209)	(2.9)
Standard Life Aberdeen	(106,565)	(46,298)	(1.2)
Standard Life Aberdeen plc	(93,244)	(322,050)	(8.2)
TechnipFMC plc	(6,010)	(158,063)	(4.0)
Tesco plc	(21,804)	(59,382)	(1.5)
Unilever NV	(999)	(53,681)	(1.4)
United Utilities Group plc	(3,556)	(32,952)	(0.8)
Weir Group plc (The)	(9,465)	(191,539)	(4.9)
Whitbread plc	(2,368)	(133,147)	(3.4)
WPP plc	(899)	(10,173)	(0.3)

		(3,077,803)
United States
3M Co.	(108)	(20,548)	(0.5)
AECOM	(503)	(14,657)	(0.4)
Alcoa Corp.	(587)	(20,539)	(0.5)
Alexion Pharmaceuticals, Inc.	(906)	(101,535)	(2.6)
Alkermes plc	(2,349)	(95,910)	(2.4)
Allergan plc	(373)	(58,938)	(1.5)
Alliant Energy Corp.	(421)	(18,095)	(0.5)
Alnylam Pharmaceuticals, Inc.	(1,491)	(119,921)	(3.0)
AMERCO	(115)	(37,545)	(1.0)
American Campus Communities, Inc.	(14)	(553)	0.0
American Homes 4 Rent	(6,002)	(126,462)	(3.2)
American International Group, Inc.	(324)	(13,378)	(0.3)
American Tower Corp.	(282)	(43,938)	(1.1)
American Water Works Co., Inc.	(136)	(12,040)	(0.3)
Amphenol Corp.	(1,352)	(121,004)	(3.1)
Annaly Capital Management, Inc.	(4,683)	(46,221)	(1.2)
Aon plc	(602)	(94,020)	(2.4)
Aptiv plc	(1,151)	(88,397)	(2.2)
Aramark	(2,600)	(93,392)	(2.4)
Arista Networks, Inc.	(312)	(71,869)	(1.8)
Arrow Electronics, Inc.	(176)	(11,917)	(0.3)
Arthur J Gallagher & Co.	(2,217)	(164,080)	(4.2)
athenahealth, Inc.	(635)	(80,988)	(2.1)
Atmos Energy Corp.	(730)	(67,948)	(1.7)
Axalta Coating Systems Ltd.	(3,350)	(82,678)	(2.1)
Baker Hughes a GE Co.	(1,607)	(42,891)	(1.1)

	Shares	Value	% of Basket Value
United States (continued)
Ball Corp.	(301)	$(13,485)	(0.3	) %
Bank of New York Mellon Corp. (The)	(766)	(36,255)	(0.9)
Bank OZK	(325)	(8,892)	(0.2)
BB&T Corp.	(1,919)	(94,338)	(2.4)
Becton Dickinson and Co.	(577)	(132,999)	(3.4)
Berry Global Group, Inc.	(624)	(27,219)	(0.7)
BioMarin Pharmaceutical, Inc.	(2,248)	(207,198)	(5.3)
Black Knight, Inc.	(1,546)	(75,398)	(1.9)
Boston Scientific Corp.	(889)	(32,128)	(0.8)
Brighthouse Financial, Inc.	(3,768)	(149,326)	(3.8)
Caesars Entertainment Corp.	(26,080)	(224,027)	(5.7)
Camden Property Trust	(213)	(19,228)	(0.5)
Campbell Soup Co.	(109)	(4,078)	(0.1)
Carlisle Cos., Inc.	(173)	(16,710)	(0.4)
CarMax, Inc.	(2,683)	(182,203)	(4.6)
Catalent, Inc.	(893)	(36,024)	(0.9)
Cboe Global Markets, Inc.	(173)	(19,523)	(0.5)
Cerner Corp.	(292)	(16,726)	(0.4)
CF Industries Holdings, Inc.	(279)	(13,400)	(0.3)
Charles Schwab Corp. (The)	(914)	(42,263)	(1.1)
Cincinnati Financial Corp.	(649)	(51,037)	(1.3)
Cognizant Technology Solutions Corp.	(440)	(30,373)	(0.8)
CommScope Holding Co., Inc.	(1,886)	(45,377)	(1.2)
Concho Resources, Inc.	(2,005)	(278,875)	(7.1)
Constellation Brands, Inc.	(416)	(82,880)	(2.1)
Cooper Cos., Inc. (The)	(311)	(80,334)	(2.0)
Corning, Inc.	(2,538)	(81,089)	(2.1)
Coty, Inc.	(18,241)	(192,443)	(4.9)
CSX Corp.	(143)	(9,847)	(0.3)
CyrusOne, Inc.	(565)	(30,075)	(0.8)
Danaher Corp.	(208)	(20,675)	(0.5)
Deere & Co.	(145)	(19,639)	(0.5)
DENTSPLY SIRONA, Inc.	(23)	(796)	0.0
DexCom, Inc.	(1,515)	(201,147)	(5.1)
Diamondback Energy, Inc.	(942)	(105,843)	(2.7)
Digital Realty Trust, Inc.	(806)	(83,228)	(2.1)
Dollar Tree, Inc.	(519)	(43,752)	(1.1)
DowDuPont, Inc.	(1,581)	(85,248)	(2.2)
Eaton Vance Corp.	(894)	(40,275)	(1.0)
Ecolab, Inc.	(772)	(118,232)	(3.0)
Edison International	(223)	(15,474)	(0.4)
EPAM Systems, Inc.	(348)	(41,576)	(1.1)
Equifax, Inc.	(457)	(46,358)	(1.2)
Equinix, Inc.	(284)	(107,562)	(2.7)
Exelixis, Inc.	(5,111)	(70,890)	(1.8)
Expedia Group, Inc.	(507)	(63,593)	(1.6)
Facebook, Inc.	(91)	(13,813)	(0.4)
Fidelity National Information Services, Inc.	(928)	(96,605)	(2.5)
First Horizon National Corp.	(600)	(9,684)	(0.2)
First Republic Bank	(485)	(44,130)	(1.1)
FleetCor Technologies, Inc.	(197)	(39,406)	(1.0)
Flex Ltd.	(6,821)	(53,613)	(1.4)
Fluor Corp.	(3,811)	(167,150)	(4.2)
FNF Group	(533)	(17,829)	(0.5)
Forest City Realty Trust, Inc.	(4,963)	(124,869)	(3.2)
General Mills, Inc.	(1,054)	(46,165)	(1.2)

20

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Global Payments, Inc.	(1,431)	$(163,463)	(4.2)%
Hanesbrands, Inc.	(4,018)	(68,949)	(1.8)
Harley-Davidson, Inc.	(154)	(5,886)	(0.1)
Hasbro, Inc.	(134)	(12,289)	(0.3)
Healthcare Trust of America, Inc.	(4,337)	(113,890)	(2.9)
Henry Schein, Inc.	(228)	(18,924)	(0.5)
Hexcel Corp.	(773)	(45,236)	(1.1)
Hormel Foods Corp.	(448)	(19,551)	(0.5)
Intercontinental Exchange, Inc.	(671)	(51,694)	(1.3)
International Flavors & Fragrances, Inc.	(301)	(43,543)	(1.1)
Intuitive Surgical, Inc.	(151)	(78,698)	(2.0)
Invesco Ltd.	(7,382)	(160,263)	(4.1)
Invitation Homes, Inc.	(1,163)	(25,446)	(0.6)
Jefferies Financial Services, Inc.	(1,066)	(22,887)	(0.6)
Kansas City Southern	(192)	(19,576)	(0.5)
KeyCorp	(6,049)	(109,850)	(2.8)
Keysight Technologies, Inc.	(946)	(53,998)	(1.4)
Kimco Realty Corp.	(875)	(14,079)	(0.4)
Laboratory Corp. of America Holdings	(497)	(79,793)	(2.0)
Lamb Weston Holdings, Inc.	(588)	(45,958)	(1.2)
Lennar Corp.	(735)	(31,590)	(0.8)
Liberty Media Corp-Liberty Formula One	(2,317)	(76,646)	(1.9)
LKQ Corp.	(3,279)	(89,418)	(2.3)
Lowe’s Cos., Inc.	(464)	(44,182)	(1.1)
Macerich Co. (The)	(364)	(18,790)	(0.5)
Markel Corp.	(20)	(21,865)	(0.6)
Marsh & McLennan Cos., Inc.	(1,089)	(92,293)	(2.3)
Martin Marietta Materials, Inc.	(264)	(45,218)	(1.1)
MGM Resorts International	(4,661)	(124,355)	(3.2)
Mid-America Apartment Communities, Inc.	(354)	(34,589)	(0.9)
Middleby Corp. (The)	(1,327)	(149,022)	(3.8)
Mohawk Industries, Inc.	(594)	(74,090)	(1.9)
Molson Coors Brewing Co.	(79)	(5,056)	(0.1)
Mondelez International, Inc.	(366)	(15,365)	(0.4)
Mylan NV	(1,046)	(32,688)	(0.8)
National Instruments Corp.	(1,819)	(89,076)	(2.3)
Neurocrine Biosciences, Inc.	(1,100)	(117,865)	(3.0)
New Residential Investment Corp.	(559)	(9,995)	(0.3)
New York Community Bancorp, Inc.	(589)	(5,643)	(0.1)
Newell Brands, Inc.	(516)	(8,194)	(0.2)
NextEra Energy, Inc.	(25)	(4,312)	(0.1)
Nielsen Holdings plc	(1,636)	(42,503)	(1.1)
Noble Energy, Inc.	(622)	(15,457)	(0.4)
Nordson Corp.	(846)	(103,779)	(2.6)
Norwegian Cruise Line Holdings Ltd.	(1,887)	(83,160)	(2.1)
Nucor Corp.	(1,369)	(80,935)	(2.1)
NVIDIA Corp.	(81)	(17,077)	(0.4)
Palo Alto Networks, Inc.	(148)	(27,090)	(0.7)
Paycom Software, Inc.	(1,102)	(137,970)	(3.5)
PayPal Holdings, Inc.	(271)	(22,815)	(0.6)
Perrigo Co. plc	(1,380)	(97,014)	(2.5)
Philip Morris International, Inc.	(318)	(28,006)	(0.7)
Pioneer Natural Resources Co.	(793)	(116,785)	(3.0)

	Shares	Value	% of Basket Value
United States (continued)
PPG Industries, Inc.	(1,173)	$(123,271)	(3.1	) %
PPL Corp.	(565)	(17,176)	(0.4)
PTC, Inc.	(26)	(2,143)	(0.1)
QUALCOMM, Inc.	(1,563)	(98,297)	(2.5)
Qurate Retail, Inc.	(521)	(11,431)	(0.3)
Regency Centers Corp.	(715)	(45,302)	(1.2)
Royal Caribbean Cruises Ltd.	(579)	(60,639)	(1.5)
Royal Gold, Inc.	(706)	(54,101)	(1.4)
Sabre Corp.	(1,529)	(37,690)	(1.0)
SBA Communications Corp.	(167)	(27,082)	(0.7)
Sempra Energy	(638)	(70,257)	(1.8)
Sensata Technologies Holding plc	(740)	(34,706)	(0.9)
ServiceMaster Global Holdings, Inc.	(2,080)	(89,190)	(2.3)
Signature Bank	(556)	(61,104)	(1.6)
Southern Co. (The)	(289)	(13,014)	(0.3)
SS&C Technologies Holdings, Inc.	(2,618)	(133,937)	(3.4)
Stanley Black & Decker, Inc.	(121)	(14,099)	(0.4)
State Street Corp.	(849)	(58,369)	(1.5)
Stericycle, Inc.	(1,672)	(83,550)	(2.1)
STERIS plc	(83)	(9,073)	(0.2)
Stryker Corp.	(119)	(19,304)	(0.5)
Symantec Corp.	(965)	(17,515)	(0.4)
Synchrony Financial	(779)	(22,498)	(0.6)
Tableau Software, Inc.	(870)	(92,812)	(2.4)
T-Mobile US, Inc.	(1,090)	(74,719)	(1.9)
TransDigm Group, Inc.	(194)	(64,069)	(1.6)
Trimble, Inc.	(1,878)	(70,200)	(1.8)
Tyler Technologies, Inc.	(825)	(174,620)	(4.4)
Ulta Beauty, Inc.	(62)	(17,020)	(0.4)
USG Corp.	(76)	(3,209)	(0.1)
Vail Resorts, Inc.	(307)	(77,155)	(2.0)
Veeva Systems, Inc.	(208)	(19,001)	(0.5)
Ventas, Inc.	(2,689)	(156,070)	(4.0)
VEREIT, Inc.	(2,948)	(21,609)	(0.5)
Vulcan Materials Co.	(194)	(19,621)	(0.5)
Wabtec Corp.	(87)	(7,136)	(0.2)
Waste Connections, Inc.	(363)	(27,748)	(0.7)
Watsco, Inc.	(262)	(38,823)	(1.0)
WestRock Co.	(111)	(4,770)	(0.1)
Whirlpool Corp.	(4)	(439)	0.0
Willis Towers Watson plc	(259)	(37,078)	(0.9)
Workday, Inc.	(1,174)	(156,165)	(4.0)
Worldpay, Inc.	(38)	(3,490)	(0.1)
WR Berkley Corp.	(644)	(48,880)	(1.2)
Wynn Resorts Ltd.	(28)	(2,817)	(0.1)
Xerox Corp.	(1,849)	(51,532)	(1.3)
XPO Logistics, Inc.	(781)	(69,808)	(1.8)
Zayo Group Holdings, Inc.	(931)	(27,819)	(0.7)
Zillow Group, Inc.	(516)	(20,775)	(0.5)

		(10,968,715)

Total Reference Entity — Short		(34,796,486)

Net Value of Reference Entity — Citibank NA		$3,934,919

21

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of October 31, 2018, expiration dates 02/13/20-02/08/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	16,714	$333,422	8.2%

Austria
OMV AG	2,252	125,059	3.1

Belgium
Colruyt SA	539	31,340	0.8
Proximus SADP	648	16,510	0.4
UCB SA	2,141	179,801	4.4

		227,651
China
Anhui Conch Cement Co. Ltd.	40,500	209,917	5.2
ANTA Sports Products Ltd.	14,000	57,800	1.4
Bank of Communications Co. Ltd.	60,000	45,075	1.1
China CITIC Bank Corp. Ltd.	119,000	73,760	1.8
China Merchants Bank Co. Ltd.	22,000	84,950	2.1
China Mobile Ltd.	8,500	79,627	2.0
China Petroleum & Chemical Corp.	40,000	32,583	0.8
China Resources Land Ltd.	28,000	95,234	2.3
China Shenhua Energy Co. Ltd.	5,500	12,443	0.3
CNOOC Ltd.	50,000	85,149	2.1
CSPC Pharmaceutical Group Ltd.	40,000	85,232	2.1
SINA Corp.	524	33,174	0.8
Tingyi Cayman Islands Holding Corp.	26,000	38,523	0.9

		933,467
Denmark
Carlsberg A/S	661	72,919	1.8
Coloplast A/S	718	66,999	1.6
H Lundbeck A/S	351	16,371	0.4
Novo Nordisk A/S	7,128	307,834	7.6
Pandora A/S	1,612	100,852	2.5

		564,975
Finland
Neste OYJ	1,358	111,512	2.7
Stora Enso OYJ	241	3,621	0.1
UPM-Kymmene OYJ	625	20,093	0.5

		135,226
France
Arkema SA	456	47,841	1.2
Atos SE	1,095	93,652	2.3
Covivio SA	1,226	123,018	3.0
Dassault Systemes SE	226	28,292	0.7
Eiffage SA	1,378	134,578	3.3
Faurecia SA	1,042	50,514	1.2
Gecina SA	454	66,585	1.6
Kering SA	98	43,560	1.1
L’Oreal SA	147	33,120	0.8
Orange SA	259	4,043	0.1
Peugeot SA	3,343	79,466	2.0
Publicis Groupe SA	1,699	98,350	2.4
Sanofi	1,812	161,921	4.0
Schneider Electric SE	292	21,115	0.5
TOTAL SA	100	5,868	0.1
Ubisoft Entertainment SA	2,475	222,014	5.5
Veolia Environnement SA	5,662	112,841	2.8

	Shares	Value	% of Basket Value
France (continued)
Vinci SA	362	$32,218	0.8%

		1,358,996
Germany
BASF SE	6,927	531,568	13.1
Continental AG	1,240	204,335	5.0
Covestro AG	1,143	73,711	1.8
Deutsche Lufthansa AG (Registered)	12,044	241,761	5.9
Deutsche Telekom AG (Registered)	4,518	74,103	1.8
Evonik Industries AG	2,538	78,515	1.9
Hannover Rueck SE	342	45,992	1.1
Henkel AG & Co. KGaA (Preference)	404	44,139	1.1
Merck KGaA	449	48,044	1.2
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	511	109,755	2.7
ProSiebenSat.1 Media SE	1,477	34,106	0.8
TUI AG	712	11,813	0.3
Volkswagen AG	1,470	242,005	5.9

		1,739,847
Hong Kong
CK Asset Holdings Ltd.	6,000	39,046	1.0
CLP Holdings Ltd.	80,500	902,038	22.2
Hang Seng Bank Ltd.	700	16,413	0.4
MTR Corp. Ltd.	9,500	46,096	1.1
Sino Biopharmaceutical Ltd.	217,000	195,863	4.8
Techtronic Industries Co. Ltd.	2,000	9,418	0.2
WH Group Ltd.	95,000	66,715	1.6

		1,275,589
Ireland
AerCap Holdings NV	1,448	72,516	1.8

Italy
A2A SpA	50,540	81,438	2.0
Assicurazioni Generali SpA	588	9,488	0.2
Enel SpA	38,867	190,567	4.7
FinecoBank Banca Fineco SpA	2,930	30,623	0.8
Recordati SpA	622	21,057	0.5

		333,173
Japan
Astellas Pharma, Inc.	22,900	353,810	8.7
Bridgestone Corp.	400	15,424	0.4
Canon, Inc.	700	19,938	0.5
Central Japan Railway Co.	500	95,954	2.4
Chiba Bank Ltd. (The)	18,700	118,303	2.9
Concordia Financial Group Ltd.	4,600	21,053	0.5
Daiwa Securities Group, Inc.	1,000	5,735	0.1
Denso Corp.	4,300	191,805	4.7
Fast Retailing Co. Ltd.	100	50,351	1.2
FUJIFILM Holdings Corp.	7,400	320,053	7.9
Fujitsu Ltd.	800	48,671	1.2
Hitachi Ltd.	2,900	88,654	2.2
Hoya Corp.	1,500	84,864	2.1
Inpex Corp.	2,400	27,328	0.7
Isuzu Motors Ltd.	3,500	45,887	1.1
ITOCHU Corp.	100	1,855	0.0
Japan Airlines Co. Ltd.	2,400	85,179	2.1
Japan Tobacco, Inc.	2,400	61,669	1.5
Kajima Corp.	5,300	68,246	1.7
Kansai Electric Power Co., Inc. (The)	5,800	88,772	2.2
Kao Corp.	4,500	299,350	7.4
KDDI Corp.	4,400	106,479	2.6
Kikkoman Corp.	6,400	350,639	8.6

22

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Kirin Holdings Co. Ltd.	100	$2,386	0.1%
Konami Holdings Corp.	200	7,630	0.2
Kuraray Co. Ltd.	13,500	185,430	4.6
LIXIL Group Corp.	7,800	122,622	3.0
Marubeni Corp.	27,400	222,178	5.5
MEIJI Holdings Co. Ltd.	1,000	66,350	1.6
Mitsui & Co. Ltd.	2,000	33,417	0.8
MS&AD Insurance Group Holdings, Inc.	700	21,026	0.5
Nikon Corp.	18,300	319,017	7.8
Nippon Telegraph & Telephone Corp.	11,500	474,244	11.7
Nissan Motor Co. Ltd.	1,900	17,286	0.4
NTT DOCOMO, Inc.	14,900	369,503	9.1
Omron Corp.	3,800	153,841	3.8
Panasonic Corp.	3,400	36,487	0.9
Pola Orbis Holdings, Inc.	3,300	88,156	2.2
Seiko Epson Corp.	5,000	80,556	2.0
Shikoku Electric Power Co., Inc.	4,500	56,482	1.4
Shimizu Corp.	2,200	17,858	0.4
Shionogi & Co. Ltd.	4,900	313,324	7.7
Shiseido Co. Ltd.	1,300	82,024	2.0
Sompo Holdings, Inc.	4,700	193,854	4.8
Square Enix Holdings Co. Ltd.	3,600	129,029	3.2
Start Today Co. Ltd.	2,700	64,784	1.6
Subaru Corp.	4,000	107,899	2.7
Sumitomo Dainippon Pharma Co. Ltd.	3,400	71,039	1.7
T&D Holdings, Inc.	500	7,993	0.2
Taisei Corp.	1,900	81,260	2.0
Tokio Marine Holdings, Inc.	2,200	103,647	2.5
Tokyo Electron Ltd.	1,100	148,444	3.6
Tosoh Corp.	200	2,633	0.1
TOTO Ltd.	1,200	42,932	1.1

		6,173,350
Luxembourg
ArcelorMittal	148	3,693	0.1

Macau
Sands China Ltd.	11,200	44,290	1.1

Netherlands
ASR Nederland NV	652	29,599	0.7
ING Groep NV	838	9,914	0.2
Koninklijke Ahold Delhaize NV	1,886	43,172	1.1
Koninklijke DSM NV	1,291	112,716	2.8
Koninklijke Philips NV	2,968	110,694	2.7
Randstad NV	683	34,364	0.8
Wolters Kluwer NV	1,278	72,507	1.8

		412,966
Norway
DNB ASA	1,719	31,056	0.8
Equinor ASA	303	7,837	0.2
Telenor ASA	9,483	173,874	4.3

		212,767
Portugal
Jeronimo Martins SGPS SA	1,447	17,760	0.4

Singapore
CapitaLand Ltd.	56,700	128,793	3.2
Genting Singapore Ltd.	923,300	587,556	14.4
Mapletree Industrial Trust	3,900	5,205	0.1
Suntec REIT	2,400	3,071	0.1

		724,625
South Korea
Hyundai Development Co-Engineering & Construction	74	1,098	0.0

	Shares	Value	% of Basket Value
South Korea (continued)
KB Financial Group, Inc.	1,090	$45,392	1.1%
KT&G Corp.	1,417	126,356	3.1
LG Display Co. Ltd.	1,257	18,342	0.5
LG Household & Health Care Ltd.	95	87,362	2.1
LG Uplus Corp.	3,659	52,003	1.3
NCSoft Corp.	250	94,489	2.3
POSCO	265	60,657	1.5
Samsung Electronics Co. Ltd.	10,818	404,980	10.0
SK Holdings Co. Ltd.	661	152,199	3.7
SK Hynix, Inc.	1,107	66,670	1.6
SK Innovation Co. Ltd.	184	34,531	0.8
SK Telecom Co. Ltd.	287	67,434	1.7
Woori Bank	13,990	193,845	4.8

		1,405,358
Spain
ACS Actividades de Construccion y Servicios SA	5,853	219,145	5.4
Aena SME SA	223	35,631	0.9
Bankinter SA	16,986	139,166	3.4
Endesa SA	1,964	41,065	1.0
Mapfre SA	1,627	4,862	0.1
Red Electrica Corp. SA	1,706	35,325	0.9

		475,194
Sweden
Atlas Copco AB	13,497	333,670	8.2
Sandvik AB	2,900	45,846	1.1
SKF AB	359	5,756	0.1
Svenska Cellulosa AB SCA	5,282	49,933	1.2
Swedish Match AB	6,619	337,163	8.3
Volvo AB	1,146	17,115	0.4

		789,483
Switzerland
Adecco Group AG (Registered)	567	27,766	0.7
Baloise Holding AG (Registered)	385	55,029	1.4
Julius Baer Group Ltd.	579	26,405	0.6
Kuehne + Nagel International AG (Registered)	326	45,309	1.1
Logitech International SA (Registered)	2,685	99,410	2.4
Novartis AG (Registered)	217	19,003	0.5
SGS SA (Registered)	41	97,377	2.4
STMicroelectronics NV	963	14,639	0.4
Swiss Life Holding AG (Registered)	183	69,030	1.7
Swiss Re AG	295	26,619	0.7
Zurich Insurance Group AG	191	59,302	1.5

		539,889
United Kingdom
3i Group plc	367	4,109	0.1
Associated British Foods plc	332	10,122	0.2
Berkeley Group Holdings plc	461	20,604	0.5
British Land Co. plc (The)	29,231	220,762	5.4
Burberry Group plc	4,838	111,948	2.8
easyJet plc	9,213	141,141	3.5
GlaxoSmithKline plc	7,958	154,129	3.8
Imperial Brands plc	34	1,152	0.0
ITV plc	1,790	3,398	0.1
J Sainsbury plc	48,269	191,776	4.7
Land Securities Group plc	2,650	28,827	0.7
Legal & General Group plc	45,577	146,251	3.6
Marks & Spencer Group plc	7,058	26,695	0.7
Mondi plc	874	20,582	0.5
Next plc	20	1,329	0.0
Pearson plc	6,623	76,085	1.9
Pentair plc	1,336	53,640	1.3

23

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Persimmon plc	1,237	$36,203	0.9%
Rightmove plc	6,520	37,637	0.9
Royal Mail plc	12,824	58,874	1.4
Sage Group plc (The)	4,343	30,196	0.7
Schroders plc	1,504	51,471	1.3
Segro plc	12,221	95,811	2.4
Smith & Nephew plc	720	11,703	0.3
Smiths Group plc	3,141	55,990	1.4
SSE plc	4,093	59,657	1.5
Taylor Wimpey plc	10,577	21,778	0.5
Vodafone Group plc	67,177	126,329	3.1
Wm Morrison Supermarkets plc	31,080	98,467	2.4

		1,896,666
United States
AbbVie, Inc.	484	37,679	0.9
Activision Blizzard, Inc.	882	60,902	1.5
Adobe, Inc.	338	83,067	2.0
Advance Auto Parts, Inc.	264	42,177	1.0
AES Corp.	9,818	143,146	3.5
Aflac, Inc.	926	39,883	1.0
Agilent Technologies, Inc.	913	59,153	1.5
Air Products & Chemicals, Inc.	1,380	213,003	5.2
Align Technology, Inc.	102	22,562	0.6
Allison Transmission Holdings, Inc.	1,012	44,609	1.1
Allstate Corp. (The)	2,100	201,012	4.9
Alphabet, Inc.	139	151,591	3.7
Ameren Corp.	916	59,155	1.5
American Electric Power Co., Inc.	277	20,321	0.5
American Financial Group, Inc.	336	33,610	0.8
Ameriprise Financial, Inc.	682	86,778	2.1
Amgen, Inc.	1,440	277,618	6.8
Anadarko Petroleum Corp.	2,612	138,958	3.4
Anthem, Inc.	90	24,801	0.6
AO Smith Corp.	136	6,192	0.2
Apartment Investment & Management Co.	1,039	44,719	1.1
Aspen Technology, Inc.	2,703	229,458	5.6
AT&T, Inc.	3,847	118,026	2.9
AutoZone, Inc.	128	93,884	2.3
Avery Dennison Corp.	2,073	188,063	4.6
Baxter International, Inc.	1,885	117,831	2.9
Biogen, Inc.	245	74,546	1.8
Boeing Co. (The)	224	79,489	2.0
Booz Allen Hamilton Holding Corp.	2,735	135,492	3.3
Boston Properties, Inc.	200	24,152	0.6
Bristol-Myers Squibb Co.	1,122	56,706	1.4
Broadridge Financial Solutions, Inc.	625	73,087	1.8
Brunswick Corp.	2,421	125,868	3.1
Burlington Stores, Inc.	1,189	203,902	5.0
CA, Inc.	634	28,124	0.7
Cabot Oil & Gas Corp.	1,621	39,277	1.0
Cadence Design Systems, Inc.	5,054	225,257	5.5
Capital One Financial Corp.	897	80,102	2.0
Carnival Corp.	634	35,529	0.9
Carnival plc	7,357	400,997	9.9
CBRE Group, Inc.	4,142	166,881	4.1
CBS Corp. (Non-Voting)	176	10,094	0.2
CDK Global, Inc.	1,290	73,840	1.8
Celanese Corp.	1,328	128,736	3.2
Celgene Corp.	1,563	111,911	2.8
CenterPoint Energy, Inc.	1,473	39,786	1.0

	Shares	Value	% of Basket Value
United States (continued)
CH Robinson Worldwide, Inc.	73	$6,499	0.2%
Chemours Co. (The)	256	8,451	0.2
Cigna Corp.	2,309	493,687	12.1
Cimarex Energy Co.	927	73,669	1.8
Cintas Corp.	410	74,567	1.8
Cisco Systems, Inc.	1,116	51,057	1.3
CIT Group, Inc.	2,283	108,169	2.7
Citizens Financial Group, Inc.	541	20,206	0.5
Citrix Systems, Inc.	116	11,887	0.3
Clorox Co. (The)	82	12,173	0.3
CMS Energy Corp.	1,776	87,948	2.2
Colgate-Palmolive Co.	2,630	156,616	3.8
Comcast Corp.	1,337	50,993	1.3
Comerica, Inc.	871	71,039	1.7
Commerce Bancshares, Inc.	1,006	63,982	1.6
Conagra Brands, Inc.	4,195	149,342	3.7
ConocoPhillips	3,876	270,932	6.7
Consolidated Edison, Inc.	675	51,300	1.3
Core Laboratories NV	1,226	104,504	2.6
Costco Wholesale Corp.	179	40,925	1.0
Crane Co.	345	30,029	0.7
Cullen/Frost Bankers, Inc.	586	57,381	1.4
Cummins, Inc.	1,153	157,604	3.9
CVS Health Corp.	263	19,039	0.5
Darden Restaurants, Inc.	291	31,006	0.8
Delta Air Lines, Inc.	31	1,697	0.0
Devon Energy Corp.	2,291	74,228	1.8
Discover Financial Services	1,400	97,538	2.4
Dollar General Corp.	180	20,048	0.5
Domino’s Pizza, Inc.	250	67,197	1.7
Douglas Emmett, Inc.	105	3,800	0.1
DTE Energy Co.	23	2,585	0.1
Duke Realty Corp.	2,290	63,135	1.6
DXC Technology Co.	1,275	92,858	2.3
East West Bancorp, Inc.	81	4,248	0.1
Eastman Chemical Co.	310	24,288	0.6
Eaton Corp. plc	577	41,354	1.0
eBay, Inc.	333	9,667	0.2
Edwards Lifesciences Corp.	562	82,951	2.0
Eli Lilly & Co.	3,130	339,417	8.3
Emerson Electric Co.	2,508	170,243	4.2
Entergy Corp.	4,751	398,846	9.8
Equity LifeStyle Properties, Inc.	387	36,645	0.9
Equity Residential	1,337	86,852	2.1
Essex Property Trust, Inc.	94	23,573	0.6
Estee Lauder Cos., Inc. (The)	187	25,701	0.6
Everest Re Group Ltd.	84	18,300	0.4
Evergy, Inc.	1	56	0.0
Exelon Corp.	6,150	269,431	6.6
Expeditors International of Washington, Inc.	17	1,142	0.0
Extra Space Storage, Inc.	94	8,466	0.2

24

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Exxon Mobil Corp.	2,549	$203,104	5.0%
F5 Networks, Inc.	200	35,056	0.9
Federal Realty Investment Trust	351	43,542	1.1
FedEx Corp.	108	23,797	0.6
Ferguson plc	649	43,755	1.1
Fifth Third Bancorp	49	1,323	0.0
First American Financial Corp.	543	24,071	0.6
FirstEnergy Corp.	422	15,732	0.4
FLIR Systems, Inc.	512	23,711	0.6
Foot Locker, Inc.	1,448	68,259	1.7
Ford Motor Co.	20,730	197,971	4.9
Fortinet, Inc.	2,558	210,216	5.2
Franklin Resources, Inc.	128	3,904	0.1
Freeport-McMoRan, Inc.	3,915	45,610	1.1
Gap, Inc. (The)	1,635	44,635	1.1
Garmin Ltd.	356	23,553	0.6
Gentex Corp.	484	10,188	0.3
Gilead Sciences, Inc.	1,857	126,610	3.1
H&R Block, Inc.	2,065	54,805	1.3
Hartford Financial Services Group, Inc. (The)	318	14,444	0.4
HD Supply Holdings, Inc.	208	7,815	0.2
Herbalife Nutrition Ltd.	850	45,271	1.1
Hershey Co. (The)	872	93,435	2.3
Hewlett Packard Enterprise Co.	14,790	225,548	5.5
Home Depot, Inc. (The)	585	102,890	2.5
Host Hotels & Resorts, Inc.	5,546	105,984	2.6
HP, Inc.	7,400	178,636	4.4
Humana, Inc.	285	91,317	2.2
Huntington Ingalls Industries, Inc.	155	33,864	0.8
Huntsman Corp.	12,879	281,793	6.9
IDEX Corp.	981	124,410	3.1
Illinois Tool Works, Inc.	40	5,103	0.1
Ingersoll-Rand plc	859	82,412	2.0
Ingredion, Inc.	659	66,678	1.6
Intel Corp.	2,821	132,248	3.3
Intuit, Inc.	501	105,711	2.6
Jazz Pharmaceuticals plc	150	23,823	0.6
Johnson & Johnson	1,428	199,906	4.9
JPMorgan Chase & Co.	1,211	132,023	3.2
Juniper Networks, Inc.	842	24,645	0.6
KAR Auction Services, Inc.	251	14,292	0.4
Kellogg Co.	379	24,817	0.6
Kimberly-Clark Corp.	308	32,124	0.8
KLA-Tencor Corp.	203	18,583	0.5
Kroger Co. (The)	858	25,534	0.6
Lam Research Corp.	371	52,582	1.3
Lamar Advertising Co.	171	12,538	0.3
Lear Corp.	2,152	286,001	7.0
Lennox International, Inc.	113	23,831	0.6
Liberty Media Corp-Liberty SiriusXM	847	34,956	0.9
Liberty Property Trust	3,301	138,213	3.4

	Shares	Value	% of Basket Value
United States (continued)
Lincoln Electric Holdings, Inc.	1,925	$155,752	3.8%
Lincoln National Corp.	341	20,525	0.5
LyondellBasell Industries NV	3,248	289,949	7.1
Macy’s, Inc.	1,088	37,308	0.9
Masco Corp.	3,073	92,190	2.3
Maxim Integrated Products, Inc.	749	37,465	0.9
Merck & Co., Inc.	1,641	120,794	3.0
Mettler-Toledo International, Inc.	228	124,675	3.1
Microsoft Corp.	1,404	149,961	3.7
MKS Instruments, Inc.	2,396	176,561	4.3
Motorola Solutions, Inc.	373	45,715	1.1
Nasdaq, Inc.	996	86,363	2.1
National Retail Properties, Inc.	1,538	71,901	1.8
NetApp, Inc.	579	45,446	1.1
Newfield Exploration Co.	4,237	85,587	2.1
Newmont Mining Corp.	4,482	138,583	3.4
News Corp.	524	6,912	0.2
NIKE, Inc.	1,128	84,645	2.1
Northern Trust Corp.	293	27,563	0.7
NVR, Inc.	86	192,557	4.7
Occidental Petroleum Corp.	1,418	95,105	2.3
Old Dominion Freight Line, Inc.	403	52,559	1.3
Omnicom Group, Inc.	524	38,944	1.0
ON Semiconductor Corp.	882	14,994	0.4
O’Reilly Automotive, Inc.	39	12,509	0.3
PACCAR, Inc.	181	10,355	0.3
Park Hotels & Resorts, Inc.	564	16,395	0.4
Parker-Hannifin Corp.	17	2,578	0.1
Paychex, Inc.	575	37,657	0.9
People’s United Financial, Inc.	2,915	45,649	1.1
PepsiCo, Inc.	935	105,075	2.6
Pfizer, Inc.	2,305	99,253	2.4
Phillips 66	2,728	280,493	6.9
Pinnacle West Capital Corp.	688	56,588	1.4
Prudential Financial, Inc.	56	5,252	0.1
Public Storage	811	166,636	4.1
PulteGroup, Inc.	3,299	81,056	2.0
Ralph Lauren Corp.	76	9,850	0.2
Raytheon Co.	85	14,878	0.4
Regions Financial Corp.	203	3,445	0.1
Reliance Steel & Aluminum Co.	1,103	87,049	2.1
Robert Half International, Inc.	56	3,390	0.1
Rockwell Automation, Inc.	251	41,347	1.0
Ross Stores, Inc.	2,069	204,831	5.0
S&P Global, Inc.	645	117,596	2.9
Seagate Technology plc	1,270	51,092	1.3
Sealed Air Corp.	2,872	92,938	2.3
SEI Investments Co.	151	8,071	0.2
Sirius XM Holdings, Inc.	7,711	46,420	1.1
Six Flags Entertainment Corp.	2,049	110,359	2.7
SL Green Realty Corp.	576	52,566	1.3
Snap-on, Inc.	123	18,935	0.5

25

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Sonoco Products Co.	2,536	$138,415	3.4%
Southwest Airlines Co.	297	14,583	0.4
Spirit AeroSystems Holdings, Inc.	283	23,775	0.6
Starwood Property Trust, Inc.	8,108	176,106	4.3
Steel Dynamics, Inc.	29	1,148	0.0
SunTrust Banks, Inc.	344	21,555	0.5
SVB Financial Group	67	15,894	0.4
Synopsys, Inc.	3,729	333,857	8.2
Synovus Financial Corp.	2,673	100,398	2.5
Sysco Corp.	640	45,651	1.1
T Rowe Price Group, Inc.	325	31,522	0.8
Tapestry, Inc.	508	21,493	0.5
Target Corp.	251	20,991	0.5
TD Ameritrade Holding Corp.	226	11,689	0.3
TE Connectivity Ltd.	422	31,827	0.8
Texas Instruments, Inc.	1,048	97,286	2.4
Tiffany & Co.	213	23,707	0.6
TJX Cos., Inc. (The)	553	60,764	1.5
Torchmark Corp.	1,853	156,875	3.9
Toro Co. (The)	4,813	271,116	6.7
Tractor Supply Co.	1,344	123,500	3.0
Tyson Foods, Inc.	757	45,359	1.1
Ubiquiti Networks, Inc.	565	52,596	1.3
UDR, Inc.	1,291	50,594	1.2
UGI Corp.	1,328	70,464	1.7
United Continental Holdings, Inc.	298	25,482	0.6
United Rentals, Inc.	40	4,803	0.1
UnitedHealth Group, Inc.	445	116,301	2.9
Valero Energy Corp.	981	89,359	2.2
VeriSign, Inc.	760	108,330	2.7
Verizon Communications, Inc.	123	7,022	0.2
Vertex Pharmaceuticals, Inc.	168	28,469	0.7
VF Corp.	96	7,956	0.2
Viacom, Inc.	3,200	102,336	2.5
Visa, Inc.	3,716	512,251	12.6
VMware, Inc.	331	46,800	1.2
Voya Financial, Inc.	697	30,501	0.7
Walgreens Boots Alliance, Inc.	471	37,572	0.9
Waste Management, Inc.	1,753	156,841	3.9
Waters Corp.	68	12,899	0.3
WellCare Health Plans, Inc.	352	97,148	2.4
West Pharmaceutical Services, Inc.	290	30,717	0.8
Western Alliance Bancorp	274	13,218	0.3
Western Digital Corp.	2,227	95,917	2.4
Western Union Co. (The)	2,395	43,206	1.1
WP Carey, Inc.	39	2,574	0.1
Wyndham Worldwide Corp.	763	27,376	0.7
Xcel Energy, Inc.	906	44,403	1.1
YUM! BRANDS, Inc.	1,964	177,565	4.4
Zions Bancorp	1,927	90,665	2.2
Zoetis, Inc.	182	16,407	0.4

		20,602,114

Total Reference Entity — Long		40,398,076

Reference Entity — Short

Austria
ams AG	(6,099)	(237,600)	(5.8)
Raiffeisen Bank International AG	(1,726)	(47,040)	(1.2)

		(284,640)
Belgium
Anheuser-Busch InBev SA/NV	(685)	(50,664)	(1.2)
Umicore SA	(568)	(26,737)	(0.7)

		(77,401)

	Shares	Value	% of Basket Value
Chile
Antofagasta plc	(3,445)	$(34,485)	(0.8	) %

China
China Evergrande Group	(30,000)	(71,933)	(1.8)

Denmark
Chr Hansen Holding A/S	(353)	(35,633)	(0.9)
Tryg A/S	(673)	(16,223)	(0.4)

		(51,856)
Finland
Kone OYJ	(3,533)	(171,967)	(4.2)
Nokia OYJ	(5,959)	(33,660)	(0.8)
Nordea Bank Abp	(18,876)	(164,049)	(4.0)

		(369,676)
France
Accor SA	(1,673)	(76,443)	(1.9)
Aeroports de Paris	(139)	(29,072)	(0.7)
Air Liquide SA	(1,174)	(141,920)	(3.5)
Credit Agricole SA	(10,126)	(129,688)	(3.2)
Danone SA	(1,882)	(133,271)	(3.3)
Edenred	(144)	(5,462)	(0.1)
Electricite de France SA	(4,087)	(67,714)	(1.7)
Getlink	(525)	(6,604)	(0.2)
Hermes International	(187)	(106,759)	(2.6)
Iliad SA	(1,804)	(208,516)	(5.1)
LVMH Moet Hennessy Louis Vuitton SE	(236)	(71,604)	(1.8)
Pernod Ricard SA	(478)	(72,889)	(1.8)
Sodexo SA	(1,505)	(153,626)	(3.8)
Suez	(357)	(5,149)	(0.1)
Vivendi SA	(314)	(7,573)	(0.2)

		(1,216,290)
Germany
1&1 Drillisch AG	(296)	(13,203)	(0.3)
Commerzbank AG	(5,024)	(47,306)	(1.2)
Deutsche Bank AG (Registered)	(27,788)	(271,593)	(6.7)
Deutsche Wohnen SE	(1,772)	(81,052)	(2.0)
E.ON SE	(27,942)	(270,201)	(6.6)
GEA Group AG	(4,578)	(139,107)	(3.4)
Innogy SE	(305)	(13,470)	(0.3)
KION Group AG	(2,438)	(142,467)	(3.5)
RWE AG	(6,388)	(124,274)	(3.1)
Siemens AG (Registered)	(267)	(30,691)	(0.8)
thyssenkrupp AG	(3,154)	(66,112)	(1.6)
United Internet AG (Registered)	(2,344)	(96,997)	(2.4)
Volkswagen AG (Preference)	(1,573)	(264,269)	(6.5)
Vonovia SE	(1,966)	(89,839)	(2.2)

		(1,650,581)
Italy
Atlantia SpA	(124)	(2,492)	(0.1)
Leonardo SpA	(15,709)	(170,297)	(4.2)
Luxottica Group SpA	(48)	(3,015)	(0.1)
Snam SpA	(7,865)	(32,518)	(0.8)

		(208,322)
Japan
Aeon Co. Ltd.	(5,000)	(114,761)	(2.8)
ANA Holdings, Inc.	(500)	(16,813)	(0.4)
Asahi Group Holdings Ltd.	(1,200)	(52,734)	(1.3)
Chugoku Electric Power Co., Inc. (The)	(2,300)	(29,584)	(0.7)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,900)	(75,896)	(1.9)
Daifuku Co. Ltd.	(2,600)	(111,660)	(2.7)
Dai-ichi Life Holdings, Inc.	(3,500)	(65,679)	(1.6)

26

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Dentsu, Inc.	(1,900)	$(88,122)	(2.2)%
Don Quijote Holdings Co. Ltd.	(2,400)	(143,369)	(3.5)
FamilyMart UNY Holdings Co. Ltd.	(5,300)	(614,323)	(15.1)
FANUC Corp.	(1,800)	(313,141)	(7.7)
Honda Motor Co. Ltd.	(500)	(14,273)	(0.4)
Idemitsu Kosan Co. Ltd.	(1,000)	(45,303)	(1.1)
JGC Corp.	(3,200)	(61,942)	(1.5)
Komatsu Ltd.	(5,000)	(130,212)	(3.2)
Kubota Corp.	(7,500)	(118,401)	(2.9)
Kyocera Corp.	(200)	(10,825)	(0.3)
LINE Corp.	(1,500)	(47,823)	(1.2)
Makita Corp.	(700)	(24,201)	(0.6)
MINEBEA MITSUMI, Inc.	(1,000)	(15,298)	(0.4)
MISUMI Group, Inc.	(1,500)	(30,061)	(0.7)
Mitsubishi Motors Corp.	(86,500)	(543,330)	(13.4)
Mizuho Financial Group, Inc.	(42,300)	(72,644)	(1.8)
Murata Manufacturing Co. Ltd.	(300)	(46,691)	(1.1)
Nexon Co. Ltd.	(22,500)	(256,663)	(6.3)
Nidec Corp.	(800)	(102,756)	(2.5)
Nintendo Co. Ltd.	(200)	(62,441)	(1.5)
Nippon Steel & Sumitomo Metal Corp.	(1,500)	(27,669)	(0.7)
Nitori Holdings Co. Ltd.	(1,600)	(208,917)	(5.1)
Ono Pharmaceutical Co. Ltd.	(2,000)	(45,387)	(1.1)
Oriental Land Co. Ltd.	(800)	(75,259)	(1.8)
Otsuka Holdings Co. Ltd.	(2,000)	(95,656)	(2.4)
Persol Holdings Co. Ltd.	(200)	(3,794)	(0.1)
Renesas Electronics Corp.	(10,900)	(57,421)	(1.4)
Resona Holdings, Inc.	(2,400)	(12,624)	(0.3)
Ricoh Co. Ltd.	(200)	(1,996)	0.0
SBI Holdings, Inc.	(2,200)	(57,449)	(1.4)
Seven & i Holdings Co. Ltd.	(1,300)	(56,290)	(1.4)
Shin-Etsu Chemical Co. Ltd.	(200)	(16,712)	(0.4)
SMC Corp.	(400)	(127,494)	(3.1)
SoftBank Group Corp.	(600)	(47,483)	(1.2)
Sumitomo Metal Mining Co. Ltd.	(1,200)	(37,783)	(0.9)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(43,707)	(1.1)
Sysmex Corp.	(100)	(7,014)	(0.2)
Takeda Pharmaceutical Co. Ltd.	(4,400)	(182,422)	(4.5)
TDK Corp.	(1,900)	(163,837)	(4.0)
Terumo Corp.	(900)	(48,584)	(1.2)
Tokyu Corp.	(6,700)	(110,687)	(2.7)
Toray Industries, Inc.	(14,700)	(104,271)	(2.6)
Toyota Industries Corp.	(6,800)	(334,031)	(8.2)
Toyota Motor Corp.	(3,300)	(193,317)	(4.8)
Tsuruha Holdings, Inc.	(1,100)	(114,807)	(2.8)
Yakult Honsha Co. Ltd.	(1,500)	(106,217)	(2.6)

		(5,489,774)
Luxembourg
Eurofins Scientific SE	(244)	(122,962)	(3.0)
Tenaris SA	(6,178)	(90,944)	(2.2)

		(213,906)
Mexico
Fresnillo plc	(4,880)	(52,919)	(1.3)

Netherlands
Akzo Nobel NV	(818)	(68,683)	(1.7)
Koninklijke Vopak NV	(2,038)	(92,165)	(2.3)
Royal Dutch Shell plc	(1,177)	(38,385)	(0.9)

		(199,233)
South Korea
Amorepacific Corp.	(1,557)	(210,369)	(5.2)
AMOREPACIFIC Group	(8,121)	(445,115)	(10.9)
Hyundai Mobis Co. Ltd.	(1,413)	(236,030)	(5.8)

	Shares	Value	% of Basket Value
South Korea (continued)
Hyundai Motor Co.	(6,669)	$(624,638)	(15.4)%
Hyundai Steel Co.	(7,953)	(291,845)	(7.2)
Kakao Corp.	(741)	(59,898)	(1.5)
LG Chem Ltd.	(3,732)	(1,140,409)	(28.0)
Lotte Chemical Corp.	(105)	(24,259)	(0.6)
NAVER Corp.	(1,390)	(139,979)	(3.4)
Netmarble Corp.	(382)	(37,730)	(0.9)
Samsung Biologics Co. Ltd.	(343)	(117,402)	(2.9)
Samsung C&T Corp.	(3,871)	(370,485)	(9.1)
Samsung SDI Co. Ltd.	(1,605)	(333,783)	(8.2)
S-Oil Corp.	(1,130)	(123,308)	(3.0)

		(4,155,250)
Spain
Banco de Sabadell SA	(64,498)	(84,919)	(2.1)
Banco Santander SA	(1,198)	(2,873)	0.0
Bankia SA	(7,847)	(24,648)	(0.6)
Cellnex Telecom SA	(25,500)	(634,345)	(15.6)
Ferrovial SA	(6,843)	(137,004)	(3.4)
Industria de Diseno Textil SA	(1,406)	(39,628)	(1.0)
Naturgy Energy Group SA	(605)	(14,869)	(0.4)
Siemens Gamesa Renewable Energy SA	(8,057)	(89,231)	(2.2)

		(1,027,517)
Sweden
Assa Abloy AB	(2,219)	(44,138)	(1.1)
Hexagon AB	(1,609)	(78,750)	(1.9)
ICA Gruppen AB	(573)	(20,272)	(0.5)
Skanska AB	(14,989)	(235,621)	(5.8)
Telia Co. AB	(22,286)	(100,320)	(2.5)

		(479,101)
Switzerland
Cie Financiere Richemont SA (Registered)	(2,868)	(209,624)	(5.2)
Clariant AG (Registered)	(3,093)	(66,663)	(1.6)
Dufry AG (Registered)	(638)	(71,890)	(1.8)
Glencore plc	(65,810)	(267,824)	(6.6)
LafargeHolcim Ltd. (Registered)	(444)	(20,562)	(0.5)
Lonza Group AG (Registered)	(865)	(271,990)	(6.7)

		(908,553)
United Arab Emirates
NMC Health plc	(682)	(30,751)	(0.8)

United Kingdom
ASOS plc	(1,588)	(110,629)	(2.7)
British American Tobacco plc	(1,266)	(54,881)	(1.3)
CNH Industrial NV	(640)	(6,653)	(0.2)
Coca-Cola European Partners plc	(3,277)	(149,071)	(3.7)
Informa plc	(16,923)	(154,432)	(3.8)
Janus Henderson Group plc	(885)	(21,744)	(0.5)
John Wood Group plc	(43,586)	(397,254)	(9.8)
Johnson Matthey plc	(411)	(15,583)	(0.4)
Melrose Industries plc	(16,883)	(36,342)	(0.9)
Reckitt Benckiser Group plc	(4,565)	(369,145)	(9.1)
Rentokil Initial plc	(45,958)	(185,332)	(4.6)
Royal Bank of Scotland Group plc	(7,789)	(23,449)	(0.6)
Severn Trent plc	(320)	(7,605)	(0.2)
Standard Life Aberdeen	(27,015)	(11,737)	(0.3)
Standard Life Aberdeen plc	(23,638)	(81,642)	(2.0)
TechnipFMC plc	(3,150)	(82,845)	(2.0)
Tesco plc	(12,310)	(33,525)	(0.8)
Unilever NV	(472)	(25,363)	(0.6)
United Utilities Group plc	(513)	(4,754)	(0.1)
Weir Group plc (The)	(2,383)	(48,224)	(1.2)

		(1,820,210)

27

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States
3M Co.	(67)	$(12,747)	(0.3	) %
Abbott Laboratories	(2,912)	(200,753)	(4.9)
Acuity Brands, Inc.	(410)	(51,512)	(1.3)
Advanced Micro Devices, Inc.	(8,354)	(152,126)	(3.7)
AECOM	(1,939)	(56,502)	(1.4)
Alexandria Real Estate Equities, Inc.	(330)	(40,336)	(1.0)
Alkermes plc	(2,741)	(111,915)	(2.8)
Allergan plc	(570)	(90,066)	(2.2)
Alliant Energy Corp.	(1,547)	(66,490)	(1.6)
Alnylam Pharmaceuticals, Inc.	(1,278)	(102,790)	(2.5)
AMERCO	(168)	(54,849)	(1.3)
American Campus Communities, Inc.	(2,141)	(84,591)	(2.1)
American Homes 4 Rent	(102)	(2,149)	(0.1)
American International Group, Inc.	(397)	(16,392)	(0.4)
American Tower Corp.	(182)	(28,357)	(0.7)
American Water Works Co., Inc.	(1,185)	(104,908)	(2.6)
Analog Devices, Inc.	(3,021)	(252,888)	(6.2)
Annaly Capital Management, Inc.	(842)	(8,311)	(0.2)
AptarGroup, Inc.	(191)	(19,474)	(0.5)
Aptiv plc	(1,016)	(78,029)	(1.9)
Aramark	(122)	(4,382)	(0.1)
Arrow Electronics, Inc.	(1,347)	(91,205)	(2.2)
Arthur J Gallagher & Co.	(277)	(20,501)	(0.5)
Autodesk, Inc.	(847)	(109,475)	(2.7)
Axalta Coating Systems Ltd.	(531)	(13,105)	(0.3)
Ball Corp.	(1,782)	(79,834)	(2.0)
Bank OZK	(760)	(20,794)	(0.5)
Becton Dickinson and Co.	(678)	(156,279)	(3.8)
Bio-Rad Laboratories, Inc.	(190)	(51,841)	(1.3)
Black Knight, Inc.	(268)	(13,070)	(0.3)
Bluebird Bio, Inc.	(367)	(42,095)	(1.0)
Booking Holdings, Inc.	(39)	(73,109)	(1.8)
Boston Scientific Corp.	(1,337)	(48,319)	(1.2)
Brighthouse Financial, Inc.	(253)	(10,026)	(0.2)
Broadcom, Inc.	(524)	(117,109)	(2.9)
Caesars Entertainment Corp.	(1,562)	(13,418)	(0.3)
Camden Property Trust	(239)	(21,575)	(0.5)
Carlisle Cos., Inc.	(445)	(42,983)	(1.1)
CarMax, Inc.	(1,098)	(74,565)	(1.8)
Catalent, Inc.	(2,231)	(89,999)	(2.2)
Cboe Global Markets, Inc.	(306)	(34,532)	(0.8)
Cerner Corp.	(934)	(53,500)	(1.3)
Charles River Laboratories International, Inc.	(329)	(40,079)	(1.0)
Cheniere Energy, Inc.	(4,552)	(274,986)	(6.8)
Cincinnati Financial Corp.	(1,917)	(150,753)	(3.7)
Citigroup, Inc.	(391)	(25,595)	(0.6)
Coca-Cola Co. (The)	(554)	(26,526)	(0.7)
Cognex Corp.	(2,148)	(92,020)	(2.3)
CommScope Holding Co., Inc.	(833)	(20,042)	(0.5)
Concho Resources, Inc.	(1,412)	(196,395)	(4.8)
Constellation Brands, Inc.	(416)	(82,880)	(2.0)
Cooper Cos., Inc. (The)	(258)	(66,644)	(1.6)
CoStar Group, Inc.	(391)	(141,315)	(3.5)
Coty, Inc.	(3,554)	(37,495)	(0.9)
Danaher Corp.	(501)	(49,799)	(1.2)
Deere & Co.	(261)	(35,350)	(0.9)
DENTSPLY SIRONA, Inc.	(782)	(27,081)	(0.7)
DexCom, Inc.	(332)	(44,080)	(1.1)
Diamondback Energy, Inc.	(505)	(56,742)	(1.4)
Digital Realty Trust, Inc.	(307)	(31,701)	(0.8)
Dollar Tree, Inc.	(178)	(15,005)	(0.4)

	Shares	Value	% of Basket Value
United States (continued)
Dominion Energy, Inc.	(877)	$(62,635)	(1.5)%
DR Horton, Inc.	(1,550)	(55,738)	(1.4)
Dunkin’ Brands Group, Inc.	(299)	(21,695)	(0.5)
Ecolab, Inc.	(620)	(94,953)	(2.3)
Edison International	(268)	(18,597)	(0.5)
EQT Corp.	(6,183)	(210,037)	(5.2)
Equinix, Inc.	(81)	(30,678)	(0.8)
Evergy, Inc.	(912)	(51,063)	(1.3)
Eversource Energy	(3,459)	(218,816)	(5.4)
Exelixis, Inc.	(1,585)	(21,984)	(0.5)
Expedia Group, Inc.	(86)	(10,787)	(0.3)
Facebook, Inc.	(457)	(69,368)	(1.7)
Fidelity National Information Services, Inc.	(1,047)	(108,993)	(2.7)
First Republic Bank	(1,286)	(117,013)	(2.9)
Flex Ltd.	(4,714)	(37,052)	(0.9)
FMC Corp.	(1,162)	(90,729)	(2.2)
FNF Group	(1,830)	(61,214)	(1.5)
Forest City Realty Trust, Inc.	(1,442)	(36,281)	(0.9)
General Electric Co.	(22,643)	(228,694)	(5.6)
Global Payments, Inc.	(2,255)	(257,589)	(6.3)
GoDaddy, Inc.	(1,574)	(115,170)	(2.8)
GrubHub, Inc.	(672)	(62,321)	(1.5)
Guidewire Software, Inc.	(1,822)	(162,103)	(4.0)
Hanesbrands, Inc.	(81)	(1,390)	0.0
Harley-Davidson, Inc.	(1,038)	(39,672)	(1.0)
HCP, Inc.	(6,020)	(165,851)	(4.1)
Healthcare Trust of America, Inc.	(507)	(13,314)	(0.3)
Hess Corp.	(1,392)	(79,901)	(2.0)
Hexcel Corp.	(1,427)	(83,508)	(2.1)
Hilton Worldwide Holdings, Inc.	(811)	(57,719)	(1.4)
Hubbell, Inc.	(702)	(71,393)	(1.8)
Hudson Pacific Properties, Inc.	(1,033)	(31,300)	(0.8)
IHS Markit Ltd.	(5,515)	(289,703)	(7.1)
Incyte Corp.	(2,779)	(180,135)	(4.4)
Intercontinental Exchange, Inc.	(3,205)	(246,913)	(6.1)
Invesco Ltd.	(3,413)	(74,096)	(1.8)
Invitation Homes, Inc.	(315)	(6,892)	(0.2)
IPG Photonics Corp.	(338)	(45,140)	(1.1)
IQVIA Holdings, Inc.	(1,695)	(208,366)	(5.1)
Iron Mountain, Inc.	(2,183)	(66,822)	(1.6)
Jacobs Engineering Group, Inc.	(1,187)	(89,132)	(2.2)
Johnson Controls International plc	(12,067)	(385,782)	(9.5)
Kansas City Southern	(186)	(18,965)	(0.5)
Keysight Technologies, Inc.	(3,039)	(173,466)	(4.3)
Kilroy Realty Corp.	(244)	(16,807)	(0.4)
Knight-Swift Transportation Holdings, Inc.	(2,240)	(71,680)	(1.8)
Kraft Heinz Co. (The)	(2,261)	(124,287)	(3.1)
Leggett & Platt, Inc.	(1,552)	(56,353)	(1.4)
Lennar Corp.	(429)	(18,438)	(0.5)
Liberty Broadband Corp.	(2,794)	(231,706)	(5.7)
Live Nation Entertainment, Inc.	(579)	(30,282)	(0.7)
LKQ Corp.	(4,149)	(113,143)	(2.8)
Macerich Co. (The)	(686)	(35,411)	(0.9)
Marathon Petroleum Corp.	(653)	(46,004)	(1.1)
MarketAxess Holdings, Inc.	(1,325)	(277,813)	(6.8)
Martin Marietta Materials, Inc.	(793)	(135,825)	(3.3)
Marvell Technology Group Ltd.	(1,676)	(27,503)	(0.7)
Mattel, Inc.	(30,810)	(418,400)	(10.3)
McDonald’s Corp.	(228)	(40,333)	(1.0)
Medtronic plc	(4,735)	(425,298)	(10.5)
MetLife, Inc.	(2,405)	(99,062)	(2.4)
MGM Resorts International	(5,263)	(140,417)	(3.5)
Microchip Technology, Inc.	(3,652)	(240,229)	(5.9)

28

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Mid-America Apartment Communities, Inc.	(345)	$(33,710)	(0.8)%
Middleby Corp. (The)	(1,609)	(180,691)	(4.4)
Mohawk Industries, Inc.	(892)	(111,259)	(2.7)
Molson Coors Brewing Co.	(1,099)	(70,336)	(1.7)
Mondelez International, Inc.	(2,334)	(97,981)	(2.4)
Monster Beverage Corp.	(2,275)	(120,234)	(3.0)
Morgan Stanley	(298)	(13,607)	(0.3)
Mosaic Co. (The)	(5,194)	(160,702)	(4.0)
Mylan NV	(1,231)	(38,469)	(0.9)
Netflix, Inc.	(624)	(188,311)	(4.6)
New York Community Bancorp, Inc.	(12,035)	(115,295)	(2.8)
Newell Brands, Inc.	(3,685)	(58,518)	(1.4)
Nielsen Holdings plc	(5,367)	(139,435)	(3.4)
Noble Energy, Inc.	(1,599)	(39,735)	(1.0)
Norwegian Cruise Line Holdings Ltd.	(785)	(34,595)	(0.9)
NVIDIA Corp.	(261)	(55,027)	(1.4)
Omega Healthcare Investors, Inc.	(3,323)	(110,822)	(2.7)
ONEOK, Inc.	(3,544)	(232,486)	(5.7)
Oracle Corp.	(1,083)	(52,894)	(1.3)
PacWest Bancorp	(321)	(13,039)	(0.3)
PayPal Holdings, Inc.	(2,568)	(216,200)	(5.3)
PerkinElmer, Inc.	(885)	(76,535)	(1.9)
Perrigo Co. plc	(618)	(43,445)	(1.1)
PPL Corp.	(2,879)	(87,522)	(2.2)
Principal Financial Group, Inc.	(877)	(41,280)	(1.0)
PTC, Inc.	(359)	(29,585)	(0.7)
Qurate Retail, Inc.	(144)	(3,159)	(0.1)
Regency Centers Corp.	(276)	(17,487)	(0.4)
Regeneron Pharmaceuticals, Inc.	(86)	(29,175)	(0.7)
Roper Technologies, Inc.	(164)	(46,396)	(1.1)
Royal Gold, Inc.	(1,053)	(80,691)	(2.0)
Sabre Corp.	(1,609)	(39,662)	(1.0)
Sage Therapeutics, Inc.	(895)	(115,169)	(2.8)
salesforce.com, Inc.	(190)	(26,076)	(0.6)
SBA Communications Corp.	(252)	(40,867)	(1.0)
Schlumberger Ltd.	(1,218)	(62,496)	(1.5)
Sempra Energy	(287)	(31,604)	(0.8)
ServiceMaster Global Holdings, Inc.	(3,595)	(154,154)	(3.8)
Southern Co. (The)	(1,086)	(48,903)	(1.2)
SS&C Technologies Holdings, Inc.	(3,909)	(199,984)	(4.9)
STERIS plc	(381)	(41,647)	(1.0)
Stryker Corp.	(447)	(72,512)	(1.8)

	Shares	Value	% of Basket Value
United States (continued)
Symantec Corp.	(2,561)	$(46,482)	(1.1	) %
Synchrony Financial	(1,677)	(48,432)	(1.2)
Tableau Software, Inc.	(354)	(37,765)	(0.9)
Targa Resources Corp.	(2,495)	(128,917)	(3.2)
Teleflex, Inc.	(307)	(73,907)	(1.8)
TransDigm Group, Inc.	(84)	(27,741)	(0.7)
TransUnion	(1,454)	(95,601)	(2.3)
Trinity Industries, Inc.	(1,108)	(31,633)	(0.8)
Twitter, Inc.	(2,858)	(99,316)	(2.4)
Tyler Technologies, Inc.	(580)	(122,763)	(3.0)
Ultimate Software Group, Inc. (The)	(745)	(198,639)	(4.9)
USG Corp.	(498)	(21,026)	(0.5)
VEREIT, Inc.	(12,345)	(90,489)	(2.2)
Verisk Analytics, Inc.	(895)	(107,257)	(2.6)
Vistra Energy Corp.	(3,778)	(85,496)	(2.1)
Vulcan Materials Co.	(2,607)	(263,672)	(6.5)
Watsco, Inc.	(124)	(18,374)	(0.5)
Wells Fargo & Co.	(4,381)	(233,201)	(5.7)
Welltower, Inc.	(449)	(29,665)	(0.7)
WestRock Co.	(4,299)	(184,728)	(4.5)
WEX, Inc.	(113)	(19,883)	(0.5)
Whirlpool Corp.	(853)	(93,625)	(2.3)
Williams Cos., Inc. (The)	(5,633)	(137,051)	(3.4)
Willis Towers Watson plc	(170)	(24,336)	(0.6)
Workday, Inc.	(743)	(98,833)	(2.4)
Worldpay, Inc.	(5,870)	(539,100)	(13.3)
WR Berkley Corp.	(173)	(13,130)	(0.3)
Wynn Resorts Ltd.	(1,408)	(141,644)	(3.5)
Xerox Corp.	(1,915)	(53,370)	(1.3)
XPO Logistics, Inc.	(105)	(9,384)	(0.3)
Zayo Group Holdings, Inc.	(1,733)	(51,781)	(1.4)
Zillow Group, Inc.	(1,674)	(67,394)	(1.8)
Zimmer Biomet Holdings, Inc.	(2,356)	(267,617)	(6.7)

		(17,987,297)

Total Reference Entity — Short		(36,329,695)

Net Value of Reference Entity — Credit Suisse International		$4,068,381

29

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of October 31, 2018, expiration dates 02/17/23-03/20/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	23,328	$465,363	11.4%

Austria
OMV AG	5,319	295,378	7.3

Belgium
Ageas	292	14,610	0.4
Colruyt SA	4,392	255,369	6.3
KBC Group NV	296	20,399	0.5
Proximus SADP	1,695	43,185	1.1
Solvay SA	520	59,232	1.5
UCB SA	991	83,224	2.0

		476,019
China
Anhui Conch Cement Co. Ltd.	11,000	57,015	1.4
ANTA Sports Products Ltd.	11,000	45,414	1.1
Bank of Communications Co. Ltd.	381,000	286,229	7.0
China CITIC Bank Corp. Ltd.	173,000	107,231	2.6
China Merchants Bank Co. Ltd.	13,500	52,129	1.3
China Minsheng Banking Corp. Ltd.	295,500	218,196	5.4
China Mobile Ltd.	6,500	60,891	1.5
China Overseas Land & Investment Ltd.	18,000	56,589	1.4
China Petroleum & Chemical Corp.	58,000	47,245	1.2
China Resources Land Ltd.	22,000	74,826	1.8
China Shenhua Energy Co. Ltd.	49,500	111,991	2.8
CNOOC Ltd.	41,000	69,822	1.7
CSPC Pharmaceutical Group Ltd.	200,000	426,162	10.5
Tingyi Cayman Islands Holding Corp.	160,000	237,064	5.8

		1,850,804
Denmark
Carlsberg A/S	564	62,219	1.5
Coloplast A/S	2,057	191,946	4.7
GN Store Nord A/S	729	30,923	0.8
H Lundbeck A/S	241	11,241	0.3
Novo Nordisk A/S	2,411	104,123	2.6
Novozymes A/S	2,905	143,464	3.5
Pandora A/S	1,148	71,823	1.8
William Demant Holding A/S	643	21,137	0.5

		636,876
Finland
Neste OYJ	1,224	100,509	2.5
Stora Enso OYJ	7,860	118,098	2.9
UPM-Kymmene OYJ	2,840	91,302	2.2

		309,909
France
Arkema SA	1,164	122,119	3.0
Atos SE	1,463	125,126	3.1
Bouygues SA	689	25,101	0.6
Cie Generale des Etablissements Michelin SCA	397	40,643	1.0
Covivio SA	6	602	0.0
Dassault Systemes SE	1,641	205,428	5.1
Eiffage SA	219	21,388	0.5
Engie SA	33,579	446,171	11.0
Faurecia SA	1,754	85,031	2.1
Ipsen SA	952	131,998	3.2

	Shares	Value	% of Basket Value
France (continued)
Kering SA	469	$208,465	5.1%
Klepierre SA	2,816	95,427	2.3
Legrand SA	1,184	77,316	1.9
L’Oreal SA	1,386	312,275	7.7
Orange SA	8,237	128,566	3.2
Publicis Groupe SA	249	14,414	0.4
Schneider Electric SE	2,933	212,088	5.2
SCOR SE	514	23,752	0.6
Thales SA	4,690	598,998	14.7
TOTAL SA	1,334	78,273	1.9
Ubisoft Entertainment SA	218	19,555	0.5

		2,972,736
Germany
adidas AG	271	63,729	1.6
Allianz SE (Registered)	132	27,498	0.7
BASF SE	790	60,623	1.5
Beiersdorf AG	324	33,501	0.8
Covestro AG	2,746	177,086	4.4
Deutsche Lufthansa AG (Registered)	1,317	26,436	0.7
Deutsche Post AG (Registered)	1,978	62,456	1.5
Evonik Industries AG	7,128	220,510	5.4
Hannover Rueck SE	942	126,681	3.1
Henkel AG & Co. KGaA (Preference)	2,140	233,805	5.7
HOCHTIEF AG	2,331	345,427	8.5
HUGO BOSS AG	3,336	238,402	5.9
Infineon Technologies AG	5,262	105,434	2.6
LEG Immobilien AG	3,121	341,154	8.4
Merck KGaA	670	71,692	1.8
MTU Aero Engines AG	538	114,235	2.8
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,600	343,657	8.5
ProSiebenSat.1 Media SE	15,258	352,330	8.7
TUI AG	3,408	56,543	1.4
Uniper SE	5,704	164,608	4.0
Volkswagen AG	248	40,828	1.0

		3,206,635
Hong Kong
CK Asset Holdings Ltd.	13,500	87,855	2.2
CK Hutchison Holdings Ltd.	5,000	50,361	1.2
Hang Seng Bank Ltd.	9,800	229,786	5.7
Link REIT	1,000	8,887	0.2
MTR Corp. Ltd.	51,000	247,464	6.1
Sino Biopharmaceutical Ltd.	289,000	260,849	6.4
Sun Hung Kai Properties Ltd.	2,000	25,992	0.6
Techtronic Industries Co. Ltd.	35,500	167,161	4.1

		1,078,355
Italy
A2A SpA	34,340	55,334	1.4
Assicurazioni Generali SpA	344	5,551	0.1
Eni SpA	9,649	171,364	4.2
FinecoBank Banca Fineco SpA	1,440	15,050	0.4
Moncler SpA	1,455	50,529	1.2
Recordati SpA	481	16,284	0.4
Telecom Italia SpA	345,753	203,356	5.0
Terna Rete Elettrica Nazionale SpA	15,451	79,812	2.0

		597,280
Japan
AGC, Inc.	200	6,551	0.2
Asahi Kasei Corp.	12,000	143,981	3.5
Astellas Pharma, Inc.	7,200	111,241	2.7
Bandai Namco Holdings, Inc.	1,600	56,920	1.4

30

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Bridgestone Corp.	3,100	$119,534	2.9%
Canon, Inc.	800	22,787	0.6
Chiba Bank Ltd. (The)	6,500	41,121	1.0
Concordia Financial Group Ltd.	12,800	58,583	1.4
Daiwa Securities Group, Inc.	39,300	225,374	5.5
Denso Corp.	800	35,685	0.9
Fast Retailing Co. Ltd.	600	302,103	7.4
Fuji Electric Co. Ltd.	800	24,420	0.6
Fujitsu Ltd.	2,800	170,348	4.2
Hitachi Ltd.	1,900	58,083	1.4
Inpex Corp.	3,400	38,714	1.0
ITOCHU Corp.	1,000	18,546	0.5
Japan Airlines Co. Ltd.	8,100	287,478	7.1
Japan Exchange Group, Inc.	1,600	28,657	0.7
Japan Tobacco, Inc.	1,500	38,543	0.9
JFE Holdings, Inc.	500	9,396	0.2
JXTG Holdings, Inc.	6,200	41,893	1.0
Kajima Corp.	2,000	25,753	0.6
Kansai Electric Power Co., Inc. (The)	400	6,122	0.2
Kao Corp.	3,200	212,871	5.2
KDDI Corp.	7,200	174,239	4.3
Kirin Holdings Co. Ltd.	900	21,476	0.5
Konami Holdings Corp.	1,800	68,670	1.7
Marubeni Corp.	30,000	243,261	6.0
Mazda Motor Corp.	15,000	159,766	3.9
Mitsubishi Heavy Industries Ltd.	600	21,151	0.5
Mitsui & Co. Ltd.	12,000	200,503	4.9
MS&AD Insurance Group Holdings, Inc.	900	27,034	0.7
NGK Spark Plug Co. Ltd.	3,600	72,847	1.8
Nippon Building Fund, Inc.	16	91,434	2.2
Nippon Telegraph & Telephone Corp.	2,500	103,097	2.5
Nissan Motor Co. Ltd.	6,100	55,496	1.4
NTT DOCOMO, Inc.	4,100	101,675	2.5
Obayashi Corp.	5,300	46,790	1.2
Omron Corp.	4,300	174,083	4.3
ORIX Corp.	7,700	125,441	3.1
Otsuka Corp.	2,100	69,655	1.7
Pola Orbis Holdings, Inc.	500	13,357	0.3
Ryohin Keikaku Co. Ltd.	100	26,433	0.7
Santen Pharmaceutical Co. Ltd.	1,300	19,255	0.5
Secom Co. Ltd.	4,500	368,422	9.1
Seiko Epson Corp.	5,300	85,390	2.1
Sekisui Chemical Co. Ltd.	20,900	328,672	8.1
Shikoku Electric Power Co., Inc.	1,500	18,827	0.5
Shimizu Corp.	10,100	81,985	2.0
Shiseido Co. Ltd.	2,100	132,501	3.3
Sompo Holdings, Inc.	300	12,374	0.3
Sony Corp.	700	37,882	0.9
Square Enix Holdings Co. Ltd.	3,600	129,029	3.2
Start Today Co. Ltd.	2,200	52,787	1.3
Sumitomo Chemical Co. Ltd.	29,000	145,272	3.6
Sumitomo Corp.	6,500	98,583	2.4
Sumitomo Realty & Development Co. Ltd.	1,500	51,540	1.3
Suzuki Motor Corp.	500	24,933	0.6
T&D Holdings, Inc.	2,700	43,161	1.1
Taisei Corp.	10,100	431,962	10.6
Tohoku Electric Power Co., Inc.	7,800	98,550	2.4
Tokyo Electron Ltd.	100	13,495	0.3
Tokyo Gas Co. Ltd.	2,100	51,645	1.3
Tosoh Corp.	200	2,633	0.1
TOTO Ltd.	2,800	100,174	2.5
Yamaha Corp.	100	4,394	0.1
Yaskawa Electric Corp.	1,500	43,356	1.1

		6,257,934

	Shares	Value	% of Basket Value
Luxembourg
ArcelorMittal	6,524	$162,793	4.0%

Macau
Sands China Ltd.	72,000	284,725	7.0
Wynn Macau Ltd.	58,000	120,822	3.0

		405,547
Netherlands
Aegon NV	887	5,440	0.1
ASML Holding NV	684	117,815	2.9
ASR Nederland NV	2,588	117,488	2.9
Heineken Holding NV	533	46,103	1.1
ING Groep NV	5,496	65,023	1.6
Koninklijke Ahold Delhaize NV	9,410	215,400	5.3
Koninklijke Philips NV	3,598	134,190	3.3
NN Group NV	4,378	187,983	4.6
Randstad NV	4,479	225,350	5.5

		1,114,792
Norway
DNB ASA	4,045	73,079	1.8
Telenor ASA	1,258	23,066	0.6

		96,145
Portugal
Jeronimo Martins SGPS SA	2,219	27,236	0.7

Singapore
Genting Singapore Ltd.	2,800	1,782	0.0
Mapletree Industrial Trust	42,500	56,721	1.4
Suntec REIT	7,700	9,854	0.2

		68,357
South Africa
Anglo American plc	5,240	111,839	2.8

South Korea
KB Financial Group, Inc.	3,992	166,244	4.1
Kia Motors Corp.	13,310	332,693	8.2
Korea Gas Corp.	2,542	116,612	2.9
LG Display Co. Ltd.	2,812	41,031	1.0
LG Household & Health Care Ltd.	165	151,735	3.7
POSCO	214	48,983	1.2
Samsung Electronics Co. Ltd.	4,210	157,605	3.9
Samsung SDS Co. Ltd.	158	26,876	0.7
Shinhan Financial Group Co. Ltd.	5,104	190,103	4.7
SK Holdings Co. Ltd.	332	76,445	1.9
SK Hynix, Inc.	590	35,533	0.9
SK Telecom Co. Ltd.	476	111,841	2.8

		1,455,701
Spain
ACS Actividades de Construccion y Servicios SA	2,241	83,906	2.1
Aena SME SA	851	135,974	3.3
Amadeus IT Group SA	724	58,300	1.4
Endesa SA	9,712	203,069	5.0
Mapfre SA	34,448	102,937	2.5
Red Electrica Corp. SA	696	14,412	0.4
Repsol SA	24,178	432,033	10.6
Telefonica SA	36,827	302,094	7.4

		1,332,725
Sweden
Alfa Laval AB	949	24,214	0.6
Atlas Copco AB	11,492	284,103	7.0
Boliden AB	179	4,088	0.1
Hennes & Mauritz AB	2,760	48,749	1.2

31

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Sweden (continued)
Sandvik AB	8,694	$137,442	3.4%
SKF AB	14,032	224,963	5.5
Svenska Cellulosa AB SCA	21,251	200,895	4.9
Swedbank AB	1,965	44,202	1.1
Volvo AB	5,262	78,584	1.9

		1,047,240
Switzerland
Adecco Group AG (Registered)	7,336	359,244	8.8
Baloise Holding AG (Registered)	190	27,157	0.7
Geberit AG (Registered)	276	108,064	2.7
Julius Baer Group Ltd.	806	36,757	0.9
Kuehne + Nagel International AG (Registered)	1,294	179,846	4.4
Logitech International SA (Registered)	293	10,848	0.3
Nestle SA (Registered)	484	40,861	1.0
Novartis AG (Registered)	1,994	174,619	4.3
Partners Group Holding AG	136	96,826	2.4
Roche Holding AG	206	50,133	1.2
SGS SA (Registered)	106	251,755	6.2
Sonova Holding AG (Registered)	242	39,466	1.0
STMicroelectronics NV	4,178	63,512	1.6
Straumann Holding AG (Registered)	191	130,378	3.2
Swiss Life Holding AG (Registered)	133	50,170	1.2
Swiss Re AG	1,680	151,591	3.7
Swisscom AG (Registered)	814	372,716	9.2
Temenos Group AG (Registered)	379	52,089	1.3
Zurich Insurance Group AG	247	76,689	1.9

		2,272,721
Taiwan
Catcher Technology Co. Ltd.	27,000	273,002	6.7
Cathay Financial Holding Co. Ltd.	76,000	120,663	3.0
CTBC Financial Holding Co. Ltd.	234,000	156,694	3.9
Globalwafers Co. Ltd.	4,000	31,842	0.8
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	247,744	6.1
United Microelectronics Corp.	51,000	19,435	0.5

		849,380
United Kingdom
3i Group plc	19,871	222,502	5.5
Associated British Foods plc	586	17,865	0.4
Berkeley Group Holdings plc	1,913	85,498	2.1
British Land Co. plc (The)	4,022	30,375	0.7
Burberry Group plc	1,670	38,643	1.0
Direct Line Insurance Group plc	22,462	94,392	2.3
easyJet plc	1,269	19,441	0.5
Experian plc	3,129	71,965	1.8
Fiat Chrysler Automobiles NV	26,812	408,037	10.0
GlaxoSmithKline plc	1,248	24,171	0.6
Halma plc	3,242	55,018	1.4
Imperial Brands plc	2,650	89,762	2.2
InterContinental Hotels Group plc	1,858	97,489	2.4
ITV plc	34,772	66,007	1.6
J Sainsbury plc	6,869	27,291	0.7
Land Securities Group plc	19,195	208,805	5.1
Legal & General Group plc	47,356	151,960	3.7
Lloyds Banking Group plc	104,260	76,083	1.9
Marks & Spencer Group plc	70,609	267,057	6.6
Meggitt plc	3,680	24,897	0.6
Next plc	1,345	89,352	2.2
Pearson plc	10,524	120,899	3.0
Persimmon plc	5,644	165,184	4.1
Royal Mail plc	15,553	71,403	1.8
Sage Group plc (The)	6,774	47,099	1.2
Schroders plc	565	19,336	0.5

	Shares	Value	% of Basket Value
United Kingdom (continued)
Segro plc	2,817	$22,085	0.5%
Smith & Nephew plc	3,843	62,467	1.5
Taylor Wimpey plc	70,018	144,169	3.5
Unilever plc	1,285	68,066	1.7
Vodafone Group plc	20,812	39,138	1.0
Wm Morrison Supermarkets plc	8,280	26,233	0.6

		2,952,689
United States
AES Corp.	364	5,307	0.1
Agilent Technologies, Inc.	32	2,073	0.1
Allstate Corp. (The)	263	25,174	0.6
AutoZone, Inc.	15	11,002	0.3
Baxter International, Inc.	258	16,128	0.4
Boston Properties, Inc.	102	12,318	0.3
Bristol-Myers Squibb Co.	316	15,971	0.4
Cadence Design Systems, Inc.	1,723	76,794	1.9
CBRE Group, Inc.	68	2,740	0.1
Celanese Corp.	39	3,781	0.1
CenterPoint Energy, Inc.	78	2,107	0.1
CIT Group, Inc.	60	2,843	0.1
Citizens Financial Group, Inc.	517	19,310	0.5
CMS Energy Corp.	134	6,636	0.2
Comerica, Inc.	79	6,443	0.2
Commerce Bancshares, Inc.	468	29,765	0.7
Consolidated Edison, Inc.	1	76	0.0
Costco Wholesale Corp.	224	51,213	1.3
Cullen/Frost Bankers, Inc.	29	2,840	0.1
Dollar General Corp.	58	6,460	0.2
Duke Realty Corp.	343	9,457	0.2
East West Bancorp, Inc.	259	13,582	0.3
Emerson Electric Co.	160	10,861	0.3
Entergy Corp.	315	26,444	0.7
Equity Residential	374	24,295	0.6
Essex Property Trust, Inc.	29	7,273	0.2
Extra Space Storage, Inc.	208	18,732	0.5
Federal Realty Investment Trust	19	2,357	0.1
Ferguson plc	1,069	72,071	1.8
Freeport-McMoRan, Inc.	759	8,842	0.2
Gaming and Leisure Properties, Inc.	630	21,225	0.5
Hershey Co. (The)	125	13,394	0.3
Host Hotels & Resorts, Inc.	85	1,624	0.0
Huntington Ingalls Industries, Inc.	79	17,260	0.4
IDEX Corp.	124	15,726	0.4
Ingersoll-Rand plc	3	288	0.0
Intel Corp.	87	4,079	0.1
Johnson & Johnson	2	280	0.0
Jones Lang LaSalle, Inc.	96	12,697	0.3
Kellogg Co.	141	9,233	0.2
Kroger Co. (The)	223	6,636	0.2
Lamar Advertising Co.	17	1,246	0.0
Lennox International, Inc.	134	28,259	0.7
Liberty Property Trust	93	3,894	0.1
Lincoln Electric Holdings, Inc.	59	4,774	0.1
LPL Financial Holdings, Inc.	250	15,400	0.4
Masco Corp.	345	10,350	0.3
Maxim Integrated Products, Inc.	984	49,220	1.2
Merck & Co., Inc.	321	23,629	0.6
National Retail Properties, Inc.	286	13,371	0.3
Newfield Exploration Co.	152	3,070	0.1
News Corp.	1,186	15,643	0.4
Northern Trust Corp.	62	5,832	0.1
Old Dominion Freight Line, Inc.	85	11,086	0.3

32

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Omnicom Group, Inc.	342	$25,417	0.6%
ON Semiconductor Corp.	133	2,261	0.1
Park Hotels & Resorts, Inc.	579	16,832	0.4
PulteGroup, Inc.	46	1,130	0.0
Regions Financial Corp.	268	4,548	0.1
Seagate Technology plc	169	6,799	0.2
SEI Investments Co.	153	8,178	0.2
SL Green Realty Corp.	188	17,157	0.4
Snap-on, Inc.	102	15,702	0.4
Steel Dynamics, Inc.	202	7,999	0.2
SunTrust Banks, Inc.	207	12,971	0.3
Synovus Financial Corp.	104	3,906	0.1
TD Ameritrade Holding Corp.	19	983	0.0
Texas Instruments, Inc.	144	13,368	0.3
Torchmark Corp.	128	10,836	0.2
VeriSign, Inc.	32	4,561	0.1
Western Digital Corp.	278	11,973	0.2
Western Union Co. (The)	2,406	43,404	1.0
WP Carey, Inc.	361	23,830	0.5
Zoetis, Inc.	142	12,801	0.2

		1,025,767

Total Reference Entity — Long		31,070,221

Reference Entity — Short

Austria
ams AG	(1,266)	(49,320)	(1.2)
Erste Group Bank AG	(1,480)	(60,247)	(1.5)

		(109,567)
Belgium
Anheuser-Busch InBev SA/NV	(2,313)	(171,073)	(4.2)
Telenet Group Holding NV	(292)	(14,147)	(0.3)
Umicore SA	(2,212)	(104,125)	(2.6)

		(289,345)
Chile
Antofagasta plc	(9,472)	(94,815)	(2.3)

China
AAC Technologies Holdings, Inc.	(38,500)	(293,265)	(7.2)
Agricultural Bank of China Ltd.	(43,000)	(18,928)	(0.5)
Bank of China Ltd.	(34,000)	(14,485)	(0.4)
BOC Hong Kong Holdings Ltd.	(10,500)	(39,309)	(1.0)
Brilliance China Automotive Holdings Ltd.	(388,000)	(340,366)	(8.4)
China Life Insurance Co. Ltd.	(38,000)	(76,144)	(1.9)
China Mengniu Dairy Co. Ltd.	(10,000)	(29,589)	(0.7)
China Pacific Insurance Group Co. Ltd.	(23,200)	(86,615)	(2.1)
China Resources Beer Holdings Co. Ltd.	(22,000)	(76,662)	(1.9)
China Unicom Hong Kong Ltd.	(162,000)	(169,444)	(4.2)
ENN Energy Holdings Ltd.	(17,500)	(149,320)	(3.7)
Hengan International Group Co. Ltd.	(6,500)	(51,671)	(1.3)
Industrial & Commercial Bank of China Ltd.	(164,000)	(111,270)	(2.7)
Kunlun Energy Co. Ltd.	(44,000)	(50,063)	(1.2)
PetroChina Co. Ltd.	(248,000)	(178,318)	(4.4)
PICC Property & Casualty Co. Ltd.	(144,000)	(139,974)	(3.4)
Ping An Insurance Group Co. of China Ltd.	(9,000)	(85,086)	(2.1)
Semiconductor Manufacturing International Corp.	(6,000)	(4,956)	(0.1)
Sinopharm Group Co. Ltd.	(18,800)	(91,074)	(2.2)
Sunny Optical Technology Group Co. Ltd.	(7,900)	(68,974)	(1.7)
Tencent Holdings Ltd.	(3,400)	(116,482)	(2.9)

		(2,191,995)

	Shares	Value	% of Basket Value
Denmark
AP Moller - Maersk A/S	(65)	$(82,044)	(2.0)%
Chr Hansen Holding A/S	(1,574)	(158,883)	(3.9)
Genmab A/S	(1,685)	(230,565)	(5.7)
Orsted A/S	(1,244)	(78,883)	(1.9)
Tryg A/S	(575)	(13,861)	(0.3)

		(564,236)
Finland
Fortum OYJ	(8,482)	(178,552)	(4.4)
Kone OYJ	(4,420)	(215,141)	(5.3)
Metso OYJ	(613)	(19,354)	(0.5)
Nokia OYJ	(67,994)	(384,070)	(9.4)
Nokian Renkaat OYJ	(906)	(28,818)	(0.7)
Nordea Bank Abp	(2,500)	(21,727)	(0.5)

		(847,662)
France
Aeroports de Paris	(166)	(34,719)	(0.9)
Airbus SE	(1,387)	(153,283)	(3.8)
Alstom SA	(1,164)	(50,835)	(1.3)
AXA SA	(1,170)	(29,281)	(0.7)
BioMerieux	(402)	(30,656)	(0.8)
Carrefour SA	(1,874)	(36,344)	(0.9)
Credit Agricole SA	(11,197)	(143,405)	(3.5)
Danone SA	(1,410)	(99,847)	(2.5)
Edenred	(2,442)	(92,633)	(2.3)
Electricite de France SA	(2,160)	(35,787)	(0.9)
Gecina SA	(1)	(147)	0.0
Getlink	(8,209)	(103,255)	(2.5)
Hermes International	(298)	(170,129)	(4.2)
Iliad SA	(2,354)	(272,088)	(6.7)
Orpea	(234)	(28,808)	(0.7)
Pernod Ricard SA	(250)	(38,122)	(0.9)
Remy Cointreau SA	(1,241)	(147,302)	(3.6)
Renault SA	(3,712)	(277,190)	(6.8)
Societe Generale SA	(2,465)	(90,361)	(2.2)
Sodexo SA	(1,943)	(198,335)	(4.9)
Suez	(8,730)	(125,924)	(3.1)
Unibail-Rodamco-Westfield	(1,506)	(272,524)	(6.7)

		(2,430,975)
Germany
1&1 Drillisch AG	(5,267)	(234,941)	(5.8)
Commerzbank AG	(13,527)	(127,369)	(3.1)
Daimler AG (Registered)	(4,219)	(249,919)	(6.1)
Fraport AG Frankfurt Airport Services Worldwide	(537)	(41,470)	(1.0)
Porsche Automobil Holding SE (Preference)	(461)	(29,317)	(0.7)
SAP SE	(700)	(74,951)	(1.8)
Siemens Healthineers AG	(7,616)	(315,201)	(7.8)
Symrise AG	(1,090)	(91,306)	(2.2)
thyssenkrupp AG	(19,310)	(404,760)	(10.0)
United Internet AG (Registered)	(3,921)	(162,254)	(4.0)
Volkswagen AG (Preference)	(150)	(25,200)	(0.6)
Vonovia SE	(2,958)	(135,170)	(3.3)
Wirecard AG	(103)	(19,267)	(0.5)

		(1,911,125)
Hong Kong
AIA Group Ltd.	(25,200)	(191,698)	(4.7)

Italy
Atlantia SpA	(1,696)	(34,079)	(0.8)
Davide Campari-Milano SpA	(16,249)	(125,056)	(3.1)
Intesa Sanpaolo SpA	(69,154)	(153,181)	(3.8)

33

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Italy (continued)
Luxottica Group SpA	(273)	$(17,145)	(0.4)%
Prysmian SpA	(7,073)	(137,405)	(3.4)
Saipem SpA	(21,965)	(120,121)	(3.0)
Snam SpA	(10,894)	(45,042)	(1.1)

		(632,029)
Japan
Asahi Group Holdings Ltd.	(6,300)	(276,854)	(6.8)
Chugai Pharmaceutical Co. Ltd.	(3,400)	(199,059)	(4.9)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,100)	(54,960)	(1.4)
Daifuku Co. Ltd.	(1,300)	(55,830)	(1.4)
Dai-ichi Life Holdings, Inc.	(7,100)	(133,234)	(3.3)
Daiichi Sankyo Co. Ltd.	(4,400)	(168,182)	(4.1)
Disco Corp.	(400)	(63,584)	(1.6)
Hikari Tsushin, Inc.	(700)	(122,258)	(3.0)
Idemitsu Kosan Co. Ltd.	(700)	(31,712)	(0.8)
Japan Post Holdings Co. Ltd.	(8,100)	(96,054)	(2.4)
JGC Corp.	(17,700)	(342,616)	(8.4)
Komatsu Ltd.	(8,300)	(216,152)	(5.3)
Kubota Corp.	(4,100)	(64,726)	(1.6)
Kyocera Corp.	(4,600)	(248,965)	(6.1)
M3, Inc.	(400)	(6,483)	(0.2)
Makita Corp.	(700)	(24,201)	(0.6)
MINEBEA MITSUMI, Inc.	(7,100)	(108,616)	(2.7)
MISUMI Group, Inc.	(1,400)	(28,057)	(0.7)
Mitsubishi Corp.	(3,400)	(95,694)	(2.4)
Mitsubishi UFJ Financial Group, Inc.	(49,100)	(297,177)	(7.3)
Mitsui Fudosan Co. Ltd.	(1,100)	(24,774)	(0.6)
Murata Manufacturing Co. Ltd.	(2,300)	(357,961)	(8.8)
Nexon Co. Ltd.	(4,100)	(46,770)	(1.2)
NGK Insulators Ltd.	(2,500)	(35,185)	(0.9)
Nidec Corp.	(1,500)	(192,667)	(4.7)
Nintendo Co. Ltd.	(500)	(156,101)	(3.8)
Nippon Steel & Sumitomo Metal Corp.	(4,200)	(77,474)	(1.9)
Nitori Holdings Co. Ltd.	(300)	(39,172)	(1.0)
Nomura Real Estate Master Fund, Inc.	(125)	(161,910)	(4.0)
NTT Data Corp.	(5,200)	(66,760)	(1.6)
Ono Pharmaceutical Co. Ltd.	(8,200)	(186,088)	(4.6)
Oriental Land Co. Ltd.	(500)	(47,037)	(1.2)
Otsuka Holdings Co. Ltd.	(1,600)	(76,525)	(1.9)
Persol Holdings Co. Ltd.	(700)	(13,280)	(0.3)
Renesas Electronics Corp.	(9,300)	(48,992)	(1.2)
Resona Holdings, Inc.	(8,300)	(43,658)	(1.1)
Ricoh Co. Ltd.	(3,800)	(37,933)	(0.9)
SBI Holdings, Inc.	(1,800)	(47,003)	(1.2)
Sekisui House Ltd.	(6,500)	(95,401)	(2.3)
Shimano, Inc.	(800)	(109,260)	(2.7)
Shin-Etsu Chemical Co. Ltd.	(2,300)	(192,189)	(4.7)
Showa Denko KK	(3,100)	(134,985)	(3.3)
SMC Corp.	(200)	(63,747)	(1.6)
SoftBank Group Corp.	(5,500)	(435,264)	(10.7)
SUMCO Corp.	(3,100)	(41,841)	(1.0)
Sumitomo Metal Mining Co. Ltd.	(8,700)	(273,929)	(6.7)
Sumitomo Mitsui Financial Group, Inc.	(4,000)	(155,740)	(3.8)
Sumitomo Mitsui Trust Holdings, Inc.	(2,500)	(99,334)	(2.4)
Sysmex Corp.	(2,300)	(161,321)	(4.0)
TDK Corp.	(3,600)	(310,428)	(7.6)
Terumo Corp.	(2,700)	(145,751)	(3.6)
Tokyu Corp.	(13,000)	(214,766)	(5.3)
Toray Industries, Inc.	(9,900)	(70,224)	(1.7)
Toshiba Corp.	(1,700)	(50,953)	(1.3)
Toyota Motor Corp.	(1,800)	(105,446)	(2.6)
Tsuruha Holdings, Inc.	(200)	(20,874)	(0.5)

	Shares	Value	% of Basket Value
Japan (continued)
Unicharm Corp.	(3,100)	$(84,099)	(2.1)%
Yahoo Japan Corp.	(70,100)	(218,698)	(5.4)
Yamaha Corp.	(1,000)	(43,944)	(1.1)
Yamaha Motor Co. Ltd.	(5,000)	(118,249)	(2.9)
Yamato Holdings Co. Ltd.	(1,900)	(51,943)	(1.3)

		(7,492,090)
Jersey
Randgold Resources Ltd.	(2,371)	(186,488)	(4.6)

Luxembourg
Eurofins Scientific SE	(503)	(253,483)	(6.2)
Tenaris SA	(13,740)	(202,262)	(5.0)

		(455,745)
Mexico
Fresnillo plc	(5,301)	(57,484)	(1.4)

Netherlands
Heineken NV	(1,907)	(171,568)	(4.2)
Koninklijke Vopak NV	(9,979)	(451,281)	(11.1)
Royal Dutch Shell plc	(1,709)	(55,735)	(1.4)

		(678,584)
Norway
Aker BP ASA	(4,011)	(131,540)	(3.2)
Marine Harvest ASA	(1,094)	(26,486)	(0.7)
Norsk Hydro ASA	(20,736)	(107,532)	(2.6)
Yara International ASA	(4,322)	(185,601)	(4.6)

		(451,159)
Singapore
DBS Group Holdings Ltd.	(12,900)	(218,880)	(5.4)

South Korea
Amorepacific Corp.	(837)	(113,088)	(2.8)
AMOREPACIFIC Group	(1,353)	(74,158)	(1.8)
Hyundai Mobis Co. Ltd.	(333)	(55,625)	(1.4)

		(242,871)
Spain
Banco de Sabadell SA	(114,043)	(150,150)	(3.7)
Banco Santander SA	(52,922)	(126,928)	(3.1)
Bankia SA	(124,253)	(390,286)	(9.6)
Cellnex Telecom SA	(72)	(1,791)	0.0
Grifols SA	(4,208)	(119,887)	(2.9)
Industria de Diseno Textil SA	(1,588)	(44,757)	(1.1)
Siemens Gamesa Renewable Energy SA	(1,267)	(14,032)	(0.3)

		(847,831)
Sweden
Assa Abloy AB	(9,151)	(182,020)	(4.5)
Hexagon AB	(2,213)	(108,312)	(2.7)
Investor AB	(2,584)	(111,955)	(2.8)
Kinnevik AB	(1,588)	(44,025)	(1.1)
Skandinaviska Enskilda Banken AB	(5,234)	(54,164)	(1.3)
Skanska AB	(2,976)	(46,782)	(1.2)
Tele2 AB	(11,005)	(124,964)	(3.1)
Telefonaktiebolaget LM Ericsson	(14,975)	(130,384)	(3.2)
Telia Co. AB	(24,761)	(111,461)	(2.7)

		(914,067)
Switzerland
Cie Financiere Richemont SA (Registered)	(2,966)	(216,787)	(5.3)
Clariant AG (Registered)	(7,255)	(156,366)	(3.8)
Credit Suisse Group AG (Registered)	(5,143)	(67,238)	(1.7)
Dufry AG (Registered)	(422)	(47,551)	(1.2)

34

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland (continued)
Givaudan SA (Registered)	(21)	$(50,902)	(1.3)%
Glencore plc	(7,287)	(29,656)	(0.7)
Sika AG (Registered)	(1,018)	(130,531)	(3.2)
Vifor Pharma AG	(1,610)	(232,692)	(5.7)

		(931,723)
United Arab Emirates
NMC Health plc	(4,157)	(187,437)	(4.6)

United Kingdom
Admiral Group plc	(3,431)	(88,197)	(2.2)
ASOS plc	(313)	(21,805)	(0.5)
AstraZeneca plc	(1,232)	(94,235)	(2.3)
B&M European Value Retail SA	(31,874)	(169,610)	(4.2)
British American Tobacco plc	(771)	(33,423)	(0.8)
CNH Industrial NV	(10,481)	(108,953)	(2.7)
ConvaTec Group plc	(45,828)	(94,725)	(2.3)
Croda International plc	(2,198)	(135,387)	(3.3)
DCC plc	(1,128)	(96,682)	(2.4)
DS Smith plc	(39,070)	(196,037)	(4.8)
G4S plc	(23,016)	(63,164)	(1.6)
Hammerson plc	(18,074)	(100,907)	(2.5)
HSBC Holdings plc	(5,479)	(45,090)	(1.1)
Informa plc	(11,423)	(104,241)	(2.6)
Intertek Group plc	(395)	(23,667)	(0.6)
Johnson Matthey plc	(1,630)	(61,799)	(1.5)
Just Eat plc	(15,283)	(118,558)	(2.9)
Melrose Industries plc	(294,202)	(633,299)	(15.6)
Micro Focus International plc	(40,424)	(626,662)	(15.4)
National Grid plc	(22,517)	(237,871)	(5.8)
Ocado Group plc	(7,602)	(82,974)	(2.0)
Prudential plc	(4,913)	(98,376)	(2.4)
RELX plc	(3,130)	(61,901)	(1.5)
Rentokil Initial plc	(3,731)	(15,046)	(0.4)
Royal Bank of Scotland Group plc	(54,486)	(164,030)	(4.0)
RSA Insurance Group plc	(10,090)	(72,568)	(1.8)
Sky plc	(7,930)	(175,000)	(4.3)
St James’s Place plc	(3,326)	(42,983)	(1.1)
Standard Chartered plc	(22,629)	(158,600)	(3.9)
Standard Life Aberdeen	(17,947)	(7,797)	(0.2)
Standard Life Aberdeen plc	(15,703)	(54,236)	(1.3)
Tesco plc	(4,473)	(12,182)	(0.3)
Unilever NV	(3,253)	(174,800)	(4.3)
United Utilities Group plc	(5,765)	(53,423)	(1.3)
Weir Group plc (The)	(3,802)	(76,939)	(1.9)
Whitbread plc	(425)	(23,897)	(0.6)
WPP plc	(3,082)	(34,875)	(0.9)

		(4,363,939)
United States
AECOM	(623)	(18,154)	(0.4)
AMERCO	(77)	(25,139)	(0.6)
American Water Works Co., Inc.	(157)	(13,899)	(0.3)
Aptiv plc	(30)	(2,304)	(0.1)
Aramark	(350)	(12,572)	(0.3)
Axalta Coating Systems Ltd.	(618)	(15,252)	(0.4)
Ball Corp.	(210)	(9,408)	(0.2)
Bio-Rad Laboratories, Inc.	(5)	(1,364)	0.0
Caesars Entertainment Corp.	(3,188)	(27,385)	(0.7)
Catalent, Inc.	(368)	(14,845)	(0.4)
Cboe Global Markets, Inc.	(79)	(8,915)	(0.2)
Charles Schwab Corp. (The)	(377)	(17,432)	(0.4)
Coca-Cola Co. (The)	(350)	(16,758)	(0.4)
Coty, Inc.	(2,763)	(29,150)	(0.7)

	Shares	Value	% of Basket Value
United States (continued)
DENTSPLY SIRONA, Inc.	(499)	$(17,280)	(0.4)%
Ecolab, Inc.	(10)	(1,532)	0.0
Equinix, Inc.	(97)	(36,738)	(0.9)
First Republic Bank	(290)	(26,387)	(0.6)
FMC Corp.	(76)	(5,934)	(0.1)
FNF Group	(159)	(5,319)	(0.1)
General Electric Co.	(461)	(4,656)	(0.1)
Hanesbrands, Inc.	(1,095)	(18,790)	(0.5)
Harley-Davidson, Inc.	(712)	(27,213)	(0.7)
Healthcare Trust of America, Inc.	(726)	(19,065)	(0.5)
Invitation Homes, Inc.	(603)	(13,194)	(0.3)
Knight-Swift Transportation Holdings, Inc.	(826)	(26,432)	(0.7)
Live Nation Entertainment, Inc.	(224)	(11,715)	(0.3)
Mohawk Industries, Inc.	(77)	(9,604)	(0.2)
Morgan Stanley	(303)	(13,835)	(0.3)
New Residential Investment Corp.	(325)	(5,811)	(0.1)
New York Community Bancorp, Inc.	(923)	(8,842)	(0.2)
Norwegian Cruise Line Holdings Ltd.	(196)	(8,638)	(0.2)
Omega Healthcare Investors, Inc.	(109)	(3,635)	(0.1)
Oracle Corp.	(1,146)	(55,971)	(1.4)
PPL Corp.	(463)	(14,075)	(0.3)
PTC, Inc.	(250)	(20,603)	(0.5)
QIAGEN NV	(1,209)	(43,885)	(1.1)
Qurate Retail, Inc.	(310)	(6,801)	(0.2)
ServiceMaster Global Holdings, Inc.	(448)	(19,210)	(0.5)
Signature Bank	(28)	(3,077)	(0.1)
Stericycle, Inc.	(453)	(22,636)	(0.6)
TransDigm Group, Inc.	(33)	(10,898)	(0.3)
VEREIT, Inc.	(141)	(1,034)	0.0
Vulcan Materials Co.	(156)	(15,780)	(0.5)
Whirlpool Corp.	(77)	(8,453)	(0.3)
Willis Towers Watson plc	(32)	(4,582)	(0.2)
Zayo Group Holdings, Inc.	(190)	(5,678)	(0.2)
Zillow Group, Inc.	(55)	(2,215)	(0.2)

		(712,095)

Total Reference Entity — Short		(27,003,840)

Net Value of Reference Entity — Deutsche Bank AG		$4,066,381

35

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2018, expiration dates 02/08/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	21,608	$431,051	10.9%
Rio Tinto plc	3,234	157,013	4.0

		588,064
Belgium
Ageas	712	35,625	0.9
Colruyt SA	424	24,653	0.6
KBC Group NV	1,113	76,704	1.9
Proximus SADP	2,663	67,848	1.7
Solvay SA	169	19,250	0.5
UCB SA	235	19,735	0.5

		243,815
China
Anhui Conch Cement Co. Ltd.	58,000	300,622	7.6
Bank of Communications Co. Ltd.	74,000	55,593	1.4
China CITIC Bank Corp. Ltd.	242,000	150,000	3.8
China Merchants Bank Co. Ltd.	35,000	135,148	3.4
China Petroleum & Chemical Corp.	114,000	92,862	2.4
China Resources Land Ltd.	6,000	20,407	0.5
China Shenhua Energy Co. Ltd.	10,500	23,756	0.6
China Telecom Corp. Ltd.	596,000	281,987	7.1
CNOOC Ltd.	8,000	13,624	0.3
CSPC Pharmaceutical Group Ltd.	88,000	187,511	4.8
Geely Automobile Holdings Ltd.	10,000	19,270	0.5
SINA Corp.	1,238	78,378	2.0
Tingyi Cayman Islands Holding Corp.	136,000	201,504	5.1
Yum China Holdings, Inc.	344	12,412	0.3

		1,573,074
Denmark
Carlsberg A/S	1,614	178,051	4.5
Coloplast A/S	157	14,650	0.4
H Lundbeck A/S	635	29,617	0.8
Novo Nordisk A/S	2,250	97,170	2.5

		319,488
Finland
Neste OYJ	156	12,810	0.3
Stora Enso OYJ	8,826	132,612	3.4
UPM-Kymmene OYJ	4,964	159,586	4.0

		305,008
France
Arkema SA	2,602	272,985	6.9
Cie Generale des Etablissements Michelin SCA	3,451	353,295	9.0
Eiffage SA	483	47,171	1.2
Engie SA	1,363	18,110	0.5
Faurecia SA	1,306	63,313	1.6
Kering SA	78	34,670	0.9
Legrand SA	980	63,995	1.6
L’Oreal SA	191	43,034	1.1
Natixis SA	2,728	15,926	0.4
Orange SA	23,582	368,076	9.3
Peugeot SA	32,730	778,018	19.7
Publicis Groupe SA	311	18,003	0.5
Sanofi	359	32,080	0.8
SCOR SE	1,613	74,538	1.9

	Shares	Value	% of Basket Value
France (continued)
TOTAL SA	1,865	$109,430	2.8%
Ubisoft Entertainment SA	447	40,097	1.0
Valeo SA	1,212	39,092	1.0

		2,371,833
Germany
Allianz SE (Registered)	682	142,074	3.6
BASF SE	712	54,638	1.4
Beiersdorf AG	317	32,777	0.8
Continental AG	206	33,946	0.9
Covestro AG	1,797	115,886	2.9
Deutsche Post AG (Registered)	1,300	41,048	1.0
Deutsche Telekom AG (Registered)	3,277	53,748	1.4
Henkel AG & Co. KGaA (Preference)	113	12,346	0.3
Infineon Technologies AG	2,456	49,211	1.2
LEG Immobilien AG	149	16,287	0.4
Merck KGaA	799	85,496	2.2
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,504	0.0
ProSiebenSat.1 Media SE	207	4,780	0.1
TUI AG	225	3,733	0.1
Uniper SE	32	923	0.0

		648,397
Hong Kong
CK Asset Holdings Ltd.	36,500	237,533	6.0
CLP Holdings Ltd.	8,000	89,644	2.3
Hang Seng Bank Ltd.	1,400	32,827	0.8
Link REIT	3,000	26,661	0.7
Power Assets Holdings Ltd.	60,500	404,014	10.2
Sino Biopharmaceutical Ltd.	247,000	222,940	5.7
Sun Hung Kai Properties Ltd.	1,000	12,996	0.3
Techtronic Industries Co. Ltd.	23,000	108,302	2.7

		1,134,917
Ireland
AerCap Holdings NV	8,939	447,665	11.3

Italy
A2A SpA	9,490	15,292	0.4
Assicurazioni Generali SpA	643	10,376	0.3
Enel SpA	19,317	94,713	2.4
Eni SpA	1,963	34,862	0.9
FinecoBank Banca Fineco SpA	1,129	11,800	0.3
Moncler SpA	565	19,621	0.5
Recordati SpA	1,246	42,182	1.1
Telecom Italia SpA	4,813	2,831	0.1
Terna Rete Elettrica Nazionale SpA	11,756	60,726	1.5

		292,403
Japan
AGC, Inc.	5,600	183,425	4.7
Astellas Pharma, Inc.	10,600	163,772	4.2
Bandai Namco Holdings, Inc.	1,700	60,477	1.5
Bridgestone Corp.	8,400	323,898	8.2
Canon, Inc.	21,500	612,393	15.5
Central Japan Railway Co.	400	76,763	1.9
Daito Trust Construction Co. Ltd.	2,000	263,677	6.7
Daiwa House Industry Co. Ltd.	5,900	178,147	4.5
Daiwa Securities Group, Inc.	2,000	11,469	0.3
FUJIFILM Holdings Corp.	3,500	151,376	3.8
Hitachi Ltd.	1,600	48,912	1.2
Hoya Corp.	800	45,261	1.1
ITOCHU Corp.	6,600	122,403	3.1
Japan Airlines Co. Ltd.	1,100	39,040	1.0

36

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
JFE Holdings, Inc.	6,100	$114,629	2.9%
Kajima Corp.	25,000	321,913	8.2
KDDI Corp.	700	16,940	0.4
Kirin Holdings Co. Ltd.	2,800	66,815	1.7
Konami Holdings Corp.	200	7,630	0.2
Marubeni Corp.	4,800	38,922	1.0
MEIJI Holdings Co. Ltd.	900	59,715	1.5
Mitsubishi Estate Co. Ltd.	2,500	39,954	1.0
Mitsubishi Heavy Industries Ltd.	900	31,727	0.8
Mitsui & Co. Ltd.	1,100	18,379	0.5
MS&AD Insurance Group Holdings, Inc.	5,100	153,190	3.9
Nippon Telegraph & Telephone Corp.	1,000	41,239	1.0
Nitto Denko Corp.	700	43,733	1.1
Nomura Research Institute Ltd.	3,300	146,301	3.7
NSK Ltd.	2,900	28,652	0.7
NTT DOCOMO, Inc.	16,400	406,701	10.3
Obayashi Corp.	2,700	23,836	0.6
ORIX Corp.	3,100	50,502	1.3
Otsuka Corp.	4,400	145,943	3.7
Pola Orbis Holdings, Inc.	1,800	48,085	1.2
Seiko Epson Corp.	2,100	33,834	0.9
Shionogi & Co. Ltd.	300	19,183	0.5
Shiseido Co. Ltd.	2,100	132,501	3.4
Sompo Holdings, Inc.	100	4,125	0.1
Square Enix Holdings Co. Ltd.	100	3,584	0.1
Sumitomo Corp.	500	7,583	0.2
Suzuki Motor Corp.	6,600	329,120	8.3
T&D Holdings, Inc.	800	12,789	0.3
Taisei Corp.	2,300	98,368	2.5
Tokio Marine Holdings, Inc.	800	37,690	1.0
Tokyo Gas Co. Ltd.	3,800	93,453	2.4
Tosoh Corp.	21,300	280,431	7.1
TOTO Ltd.	800	28,621	0.7

		5,167,101
Macau
Sands China Ltd.	4,000	15,818	0.4

Netherlands
Aegon NV	499	3,060	0.1
ASR Nederland NV	600	27,238	0.7
ING Groep NV	1,177	13,925	0.4
Koninklijke Ahold Delhaize NV	1,391	31,841	0.8
Koninklijke Philips NV	1,254	46,769	1.2
Randstad NV	2,684	135,039	3.4
Wolters Kluwer NV	938	53,217	1.3

		311,089
Norway
DNB ASA	254	4,589	0.1
Equinor ASA	2,286	59,130	1.5
Telenor ASA	380	6,967	0.2

		70,686
Portugal
Jeronimo Martins SGPS SA	11,905	146,122	3.7

Singapore
CapitaLand Ltd.	9,300	21,125	0.5
Mapletree Industrial Trust	59,600	79,542	2.0
Suntec REIT	3,200	4,095	0.1

		104,762

	Shares	Value	% of Basket Value
South Korea
Hyundai Development Co-Engineering & Construction	138	$2,047	0.1%
KB Financial Group, Inc.	664	27,652	0.7
Kia Motors Corp.	760	18,997	0.5
Korea Gas Corp.	3,440	157,807	4.0
LG Display Co. Ltd.	1,194	17,422	0.4
LG Electronics, Inc.	1,853	103,592	2.6
LG Household & Health Care Ltd.	183	168,288	4.3
LG Uplus Corp.	6,826	97,013	2.5
NCSoft Corp.	321	121,324	3.1
POSCO	238	54,477	1.4
Samsung Electro-Mechanics Co. Ltd.	1,185	123,695	3.1
Samsung Electronics Co. Ltd.	1,250	46,795	1.2
Samsung SDS Co. Ltd.	1,412	240,186	6.1
Shinhan Financial Group Co. Ltd.	1,039	38,698	1.0
SK Holdings Co. Ltd.	264	60,788	1.5
SK Hynix, Inc.	3,245	195,431	5.0
SK Innovation Co. Ltd.	158	29,652	0.8
SK Telecom Co. Ltd.	962	226,032	5.7

		1,729,896
Spain
ACS Actividades de Construccion y Servicios SA	6,508	243,669	6.2
Amadeus IT Group SA	64	5,154	0.1
Banco Bilbao Vizcaya Argentaria SA	12,394	68,404	1.7
Bankinter SA	2,436	19,958	0.5
Endesa SA	3,273	68,435	1.7
Telefonica SA	1,646	13,502	0.3

		419,122
Sweden
Hennes & Mauritz AB	244	4,310	0.1
Sandvik AB	1,596	25,231	0.6
SKF AB	807	12,938	0.3
Svenska Cellulosa AB SCA	2,579	24,380	0.6

		66,859
Switzerland
Adecco Group AG (Registered)	4,167	204,058	5.2
Baloise Holding AG (Registered)	365	52,171	1.3
Garrett Motion, Inc.	62	941	0.0
Julius Baer Group Ltd.	2,678	122,130	3.1
Kuehne + Nagel International AG (Registered)	3	417	0.0
Logitech International SA (Registered)	1,181	43,726	1.1
Novartis AG (Registered)	401	35,117	0.9
Partners Group Holding AG	225	160,190	4.1
SGS SA (Registered)	100	237,505	6.0
Swiss Life Holding AG (Registered)	60	22,633	0.6
Swiss Re AG	746	67,314	1.7
Swisscom AG (Registered)	76	34,799	0.9
Zurich Insurance Group AG	246	76,378	1.9

		1,057,379
Taiwan
Catcher Technology Co. Ltd.	1,000	10,111	0.3
Chunghwa Telecom Co. Ltd.	49,000	173,075	4.4
CTBC Financial Holding Co. Ltd.	821,000	549,767	13.9
Formosa Chemicals & Fibre Corp.	12,000	43,549	1.1
Formosa Plastics Corp.	10,000	32,701	0.8
Globalwafers Co. Ltd.	29,000	230,856	5.9
Nan Ya Plastics Corp.	52,000	129,532	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	240,236	6.1
Uni-President Enterprises Corp.	38,000	92,106	2.3
United Microelectronics Corp.	575,000	219,122	5.6
Yageo Corp.	3,000	30,762	0.8

		1,751,817

37

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom
3i Group plc	9,359	$104,796	2.7%
Associated British Foods plc	993	30,273	0.8
Berkeley Group Holdings plc	3,926	175,466	4.4
British Land Co. plc (The)	23,391	176,657	4.5
BT Group plc	22,992	70,402	1.8
Burberry Group plc	608	14,069	0.4
Direct Line Insurance Group plc	3,086	12,968	0.3
easyJet plc	1,526	23,378	0.6
Experian plc	6,407	147,356	3.7
GlaxoSmithKline plc	489	9,471	0.2
Imperial Brands plc	78	2,642	0.1
J Sainsbury plc	22,816	90,650	2.3
Kingfisher plc	1,095	3,556	0.1
Legal & General Group plc	2,352	7,547	0.2
Lloyds Banking Group plc	143,588	104,782	2.7
Mondi plc	4,375	103,026	2.6
Next plc	1,866	123,964	3.1
Pearson plc	7,849	90,169	2.3
Pentair plc	1,344	53,962	1.4
Persimmon plc	2,691	78,758	2.0
Rightmove plc	38,530	222,417	5.6
Royal Mail plc	3,444	15,811	0.4
Schroders plc	4,460	152,632	3.9
Smith & Nephew plc	13,264	215,604	5.5
Smiths Group plc	376	6,702	0.2
SSE plc	350	5,101	0.1
Taylor Wimpey plc	5,518	11,362	0.3
Vodafone Group plc	47,931	90,136	2.3
Wm Morrison Supermarkets plc	2,218	7,027	0.2

		2,150,684
United States
AbbVie, Inc.	231	17,983	0.5
Accenture plc	346	54,537	1.4
Activision Blizzard, Inc.	1,284	88,660	2.2
Adobe, Inc.	60	14,746	0.4
Advance Auto Parts, Inc.	199	31,792	0.8
AES Corp.	9,824	143,234	3.6
Aflac, Inc.	5,110	220,088	5.6
Agilent Technologies, Inc.	877	56,821	1.4
Air Products & Chemicals, Inc.	1	154	0.0
Align Technology, Inc.	37	8,184	0.2
Allison Transmission Holdings, Inc.	10,448	460,548	11.7
Allstate Corp. (The)	2,340	223,985	5.7
Alphabet, Inc.	146	159,225	4.0
Ameren Corp.	702	45,335	1.1
American Electric Power Co., Inc.	378	27,730	0.7
American Express Co.	563	57,837	1.5
American Financial Group, Inc.	1,644	164,449	4.2
Ameriprise Financial, Inc.	176	22,394	0.6
Amgen, Inc.	12	2,313	0.1
Anadarko Petroleum Corp.	2,290	121,828	3.1
Anthem, Inc.	297	81,844	2.1
Apartment Investment & Management Co.	1,065	45,838	1.2
Apple, Inc.	74	16,196	0.4
Applied Materials, Inc.	4,297	141,285	3.6
Aspen Technology, Inc.	176	14,941	0.4
Athene Holding Ltd.	3,344	152,888	3.9
AutoZone, Inc.	18	13,202	0.3
Avery Dennison Corp.	1,696	153,861	3.9
Baxter International, Inc.	1,510	94,390	2.4
Best Buy Co., Inc.	3,182	223,249	5.7
Biogen, Inc.	209	63,592	1.6

	Shares	Value	% of Basket Value
United States (continued)
Booz Allen Hamilton Holding Corp.	610	$30,219	0.8%
BorgWarner, Inc.	1,651	65,066	1.6
Boston Properties, Inc.	1,089	131,508	3.3
Bristol-Myers Squibb Co.	148	7,480	0.2
Broadridge Financial Solutions, Inc.	129	15,085	0.4
Brunswick Corp.	327	17,001	0.4
CA, Inc.	2,684	119,062	3.0
Cabot Oil & Gas Corp.	807	19,554	0.5
Cadence Design Systems, Inc.	31	1,382	0.0
Carnival Corp.	970	54,359	1.4
CBRE Group, Inc.	326	13,135	0.3
CBS Corp. (Non-Voting)	810	46,454	1.2
CDK Global, Inc.	1,152	65,940	1.7
Celanese Corp.	430	41,684	1.1
Celgene Corp.	445	31,862	0.8
CenterPoint Energy, Inc.	9,374	253,192	6.4
CH Robinson Worldwide, Inc.	530	47,186	1.2
Chemours Co. (The)	1,640	54,136	1.4
Chevron Corp.	1,023	114,218	2.9
Cimarex Energy Co.	607	48,238	1.2
Cintas Corp.	307	55,834	1.4
Cisco Systems, Inc.	891	40,763	1.0
CIT Group, Inc.	615	29,139	0.7
Citrix Systems, Inc.	5,167	529,462	13.4
Clorox Co. (The)	433	64,279	1.6
CMS Energy Corp.	368	18,223	0.5
Colgate-Palmolive Co.	286	17,031	0.4
Comerica, Inc.	567	46,245	1.2
Commerce Bancshares, Inc.	401	25,504	0.6
Conagra Brands, Inc.	2,877	102,421	2.6
ConocoPhillips	961	67,174	1.7
Consolidated Edison, Inc.	192	14,592	0.4
Continental Resources, Inc.	428	22,547	0.6
Copart, Inc.	2,719	132,986	3.4
Costco Wholesale Corp.	112	25,607	0.6
Crane Co.	644	56,054	1.4
CubeSmart	3,735	108,240	2.7
Cullen/Frost Bankers, Inc.	48	4,700	0.1
Cummins, Inc.	2,282	311,927	7.9
Darden Restaurants, Inc.	681	72,561	1.8
Delta Air Lines, Inc.	3,233	176,942	4.5
Devon Energy Corp.	461	14,936	0.4
Discover Financial Services	664	46,261	1.2
Domino’s Pizza, Inc.	189	50,801	1.3
Douglas Emmett, Inc.	31	1,122	0.0
DTE Energy Co.	1,048	117,795	3.0
Duke Realty Corp.	505	13,923	0.4
E*TRADE Financial Corp.	1,106	54,659	1.4
East West Bancorp, Inc.	179	9,387	0.2
Eastman Chemical Co.	274	21,468	0.5
Edwards Lifesciences Corp.	148	21,845	0.6
Eli Lilly & Co.	336	36,436	0.9
Emerson Electric Co.	609	41,339	1.0
Entergy Corp.	438	36,770	0.9
EOG Resources, Inc.	1,001	105,445	2.7
Equity LifeStyle Properties, Inc.	576	54,541	1.4
Equity Residential	158	10,264	0.3
Essex Property Trust, Inc.	206	51,661	1.3
Estee Lauder Cos., Inc. (The)	224	30,787	0.8
Everest Re Group Ltd.	176	38,343	1.0
Exelon Corp.	3,763	164,857	4.2
Expeditors International of Washington, Inc.	1,372	92,171	2.3
Extra Space Storage, Inc.	823	74,119	1.9

38

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Exxon Mobil Corp.	437	$34,820	0.9%
F5 Networks, Inc.	791	138,646	3.5
FactSet Research Systems, Inc.	38	8,503	0.2
Fair Isaac Corp.	444	85,563	2.2
Fastenal Co.	672	34,548	0.9
Federal Realty Investment Trust	347	43,045	1.1
FedEx Corp.	66	14,542	0.4
Ferguson plc	5,264	354,896	9.0
Fifth Third Bancorp	547	14,764	0.4
First Solar, Inc.	1,006	42,051	1.1
FirstEnergy Corp.	2,386	88,950	2.3
Foot Locker, Inc.	891	42,002	1.1
Fortinet, Inc.	172	14,135	0.4
Fortune Brands Home & Security, Inc.	1,258	56,396	1.4
Franklin Resources, Inc.	244	7,442	0.2
Freeport-McMoRan, Inc.	1,614	18,803	0.5
Gaming and Leisure Properties, Inc.	1,912	64,415	1.6
Gap, Inc. (The)	5,635	153,836	3.9
General Motors Co.	638	23,344	0.6
Gentex Corp.	557	11,725	0.3
Gilead Sciences, Inc.	2,511	171,200	4.3
Graco, Inc.	3,136	127,416	3.2
Halliburton Co.	2,036	70,608	1.8
Hartford Financial Services Group, Inc. (The)	256	11,628	0.3
HCA Healthcare, Inc.	3,625	484,046	12.3
HD Supply Holdings, Inc.	1,154	43,356	1.1
Hershey Co. (The)	305	32,681	0.8
Hewlett Packard Enterprise Co.	2,557	38,994	1.0
HollyFrontier Corp.	1,675	112,962	2.9
Home Depot, Inc. (The)	77	13,543	0.3
Honeywell International, Inc.	627	90,802	2.3
Host Hotels & Resorts, Inc.	1,652	31,570	0.8
HP, Inc.	12,981	313,361	7.9
Huntington Ingalls Industries, Inc.	6	1,311	0.0
Huntsman Corp.	1,050	22,974	0.6
IDEXX Laboratories, Inc.	747	158,454	4.0
Illinois Tool Works, Inc.	677	86,365	2.2
Ingersoll-Rand plc	214	20,531	0.5
Ingredion, Inc.	173	17,504	0.4
Intel Corp.	633	29,675	0.8
International Business Machines Corp.	717	82,763	2.1
Interpublic Group of Cos., Inc. (The)	1,062	24,596	0.6
Intuit, Inc.	278	58,658	1.5
Jazz Pharmaceuticals plc	75	11,912	0.3
Johnson & Johnson	86	12,039	0.3
KAR Auction Services, Inc.	1,979	112,684	2.9
Kellogg Co.	275	18,007	0.5
KLA-Tencor Corp.	2,097	191,959	4.9
Kohl’s Corp.	722	54,677	1.4
Kroger Co. (The)	3,186	94,815	2.4
L3 Technologies, Inc.	242	45,852	1.2
Lam Research Corp.	1,257	178,155	4.5
Lamar Advertising Co.	159	11,658	0.3
Lear Corp.	758	100,738	2.6
Lennox International, Inc.	257	54,199	1.4
Liberty Property Trust	376	15,743	0.4
Lincoln Electric Holdings, Inc.	294	23,788	0.6
Lincoln National Corp.	1,306	78,608	2.0
Loews Corp.	853	39,716	1.0
LyondellBasell Industries NV	4,346	387,967	9.8
M&T Bank Corp.	401	66,329	1.7
Macy’s, Inc.	3,450	118,301	3.0
ManpowerGroup, Inc.	985	75,146	1.9

	Shares	Value	% of Basket Value
United States (continued)
Marathon Oil Corp.	5,968	$113,332	2.9%
Marathon Petroleum Corp.	2,717	191,413	4.9
Masco Corp.	604	18,120	0.5
Maxim Integrated Products, Inc.	2,504	125,250	3.2
McKesson Corp.	364	45,413	1.2
Merck & Co., Inc.	850	62,569	1.6
Micron Technology, Inc.	5,817	219,417	5.6
Microsoft Corp.	1,148	122,618	3.1
MKS Instruments, Inc.	290	21,370	0.5
Moody’s Corp.	1,071	155,809	4.0
Motorola Solutions, Inc.	812	99,519	2.5
MSCI, Inc.	620	93,236	2.4
Nasdaq, Inc.	57	4,942	0.1
National Retail Properties, Inc.	2,280	106,590	2.7
NetApp, Inc.	176	13,814	0.4
Newfield Exploration Co.	5,753	116,211	2.9
Newmont Mining Corp.	324	10,018	0.3
News Corp.	221	2,915	0.1
NIKE, Inc.	471	35,344	0.9
Norfolk Southern Corp.	277	46,489	1.2
Northern Trust Corp.	553	52,021	1.3
NVR, Inc.	1	2,239	0.1
OGE Energy Corp.	606	21,907	0.6
Omnicom Group, Inc.	1,915	142,323	3.6
ON Semiconductor Corp.	1,537	26,129	0.7
Oshkosh Corp.	301	16,898	0.4
PACCAR, Inc.	873	49,944	1.3
Packaging Corp. of America	805	73,907	1.9
Park Hotels & Resorts, Inc.	5,144	149,536	3.8
People’s United Financial, Inc.	612	9,584	0.2
PepsiCo, Inc.	148	16,632	0.4
Pfizer, Inc.	4,648	200,143	5.1
Phillips 66	633	65,085	1.7
Progressive Corp. (The)	2,759	192,302	4.9
Prudential Financial, Inc.	76	7,127	0.2
PulteGroup, Inc.	1,943	47,740	1.2
Ralph Lauren Corp.	152	19,701	0.5
Raytheon Co.	52	9,102	0.2
Regions Financial Corp.	5,125	86,971	2.2
Reliance Steel & Aluminum Co.	37	2,920	0.1
Resideo Technologies, Inc.	104	2,189	0.1
Robert Half International, Inc.	1,329	80,444	2.0
Rockwell Automation, Inc.	182	29,981	0.8
S&P Global, Inc.	729	132,911	3.4
Seagate Technology plc	4,778	192,219	4.9
SEI Investments Co.	315	16,837	0.4
Simon Property Group, Inc.	366	67,168	1.7
Sirius XM Holdings, Inc.	13,841	83,323	2.1
Snap-on, Inc.	254	39,101	1.0
Spirit AeroSystems Holdings, Inc.	703	59,059	1.5
Starbucks Corp.	312	18,180	0.5
Starwood Property Trust, Inc.	232	5,039	0.1
Steel Dynamics, Inc.	2,252	89,179	2.3
SunTrust Banks, Inc.	1,184	74,189	1.9
Synovus Financial Corp.	548	20,583	0.5
Sysco Corp.	2,300	164,059	4.2
T Rowe Price Group, Inc.	691	67,020	1.7
Tapestry, Inc.	814	34,440	0.9
TD Ameritrade Holding Corp.	370	19,136	0.5
Teradyne, Inc.	88	3,032	0.1
Texas Instruments, Inc.	216	20,051	0.5
Tiffany & Co.	26	2,894	0.1
TJX Cos., Inc. (The)	1,138	125,043	3.2

39

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Torchmark Corp.	257	$21,758	0.6%
Toro Co. (The)	163	9,182	0.2
Tyson Foods, Inc.	982	58,841	1.5
UDR, Inc.	1,359	53,259	1.4
UGI Corp.	1,587	84,206	2.1
United Continental Holdings, Inc.	1,051	89,871	2.3
United Rentals, Inc.	236	28,337	0.7
UnitedHealth Group, Inc.	355	92,779	2.4
US Bancorp	605	31,623	0.8
Valero Energy Corp.	3,830	348,875	8.8
VeriSign, Inc.	793	113,034	2.9
Verizon Communications, Inc.	4,595	262,329	6.7
VF Corp.	1,185	98,213	2.5
Viacom, Inc.	2,869	91,751	2.3
VMware, Inc.	1,159	163,871	4.2
Voya Financial, Inc.	1,118	48,924	1.2
Walgreens Boots Alliance, Inc.	1,075	85,753	2.2
Walmart, Inc.	1,375	137,885	3.4
Waste Management, Inc.	45	4,026	0.1
WellCare Health Plans, Inc.	704	194,297	4.8
Western Digital Corp.	253	10,897	0.3
Westlake Chemical Corp.	803	57,254	1.4
WP Carey, Inc.	448	29,572	0.6
WW Grainger, Inc.	78	22,150	0.5
Xcel Energy, Inc.	132	6,469	0.2
Zions Bancorp	9	423	0.0
Zoetis, Inc.	928	83,659	2.1

		18,472,683

Total Reference Entity — Long		39,388,682

Reference Entity — Short

Austria
ams AG	(3,402)	(132,533)	(3.4)
Erste Group Bank AG	(1,077)	(43,842)	(1.1)
Raiffeisen Bank International AG	(714)	(19,459)	(0.5)

		(195,834)
Belgium
Anheuser-Busch InBev SA/NV	(974)	(72,038)	(1.8)
Umicore SA	(1,706)	(80,306)	(2.0)

		(152,344)
Chile
Antofagasta plc	(9,358)	(93,674)	(2.4)

China
AAC Technologies Holdings, Inc.	(27,000)	(205,666)	(5.2)
Agricultural Bank of China Ltd.	(567,000)	(249,582)	(6.3)
BOC Hong Kong Holdings Ltd.	(32,000)	(119,799)	(3.0)
Brilliance China Automotive Holdings Ltd.	(541,032)	(474,611)	(12.0)
BYD Co. Ltd.	(4,500)	(28,948)	(0.7)
China Evergrande Group	(22,018)	(52,794)	(1.3)
China Life Insurance Co. Ltd.	(77,000)	(154,292)	(3.9)
China Mengniu Dairy Co. Ltd.	(29,000)	(85,808)	(2.2)
China Pacific Insurance Group Co. Ltd.	(20,000)	(74,668)	(1.9)
China Resources Beer Holdings Co. Ltd.	(16,000)	(55,754)	(1.4)
China Taiping Insurance Holdings Co. Ltd.	(91,400)	(307,011)	(7.8)
ENN Energy Holdings Ltd.	(15,000)	(127,989)	(3.2)
Industrial & Commercial Bank of China Ltd.	(73,000)	(49,529)	(1.3)
PetroChina Co. Ltd.	(478,000)	(343,693)	(8.7)
PICC Property & Casualty Co. Ltd.	(167,000)	(162,331)	(4.1)
Semiconductor Manufacturing International Corp.	(286,693)	(236,819)	(6.0)
Sunac China Holdings Ltd.	(86,070)	(235,572)	(6.0)

	Shares	Value	% of Basket Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	(24,600)	$(214,780)	(5.4	) %
Tencent Holdings Ltd.	(800)	(27,407)	(0.7)

		(3,207,053)
Denmark
AP Moller - Maersk A/S	(42)	(53,013)	(1.3)
Orsted A/S	(674)	(42,739)	(1.1)
Tryg A/S	(442)	(10,655)	(0.3)

		(106,407)
Finland
Kone OYJ	(1,025)	(49,891)	(1.3)
Nokian Renkaat OYJ	(435)	(13,837)	(0.4)
Wartsila OYJ Abp	(12,118)	(206,195)	(5.2)

		(269,923)
France
Accor SA	(7,400)	(338,124)	(8.6)
Aeroports de Paris	(228)	(47,687)	(1.2)
Air Liquide SA	(2,559)	(309,348)	(7.8)
Amundi SA	(547)	(32,495)	(0.8)
Bureau Veritas SA	(8,806)	(198,664)	(5.0)
Carrefour SA	(2,817)	(54,632)	(1.4)
Electricite de France SA	(2,081)	(34,478)	(0.9)
Getlink	(6,128)	(77,080)	(2.0)
Hermes International	(117)	(66,795)	(1.7)
Iliad SA	(440)	(50,858)	(1.3)
LVMH Moet Hennessy Louis Vuitton SE	(176)	(53,399)	(1.4)
Orpea	(9,081)	(1,117,987)	(28.3)
Pernod Ricard SA	(275)	(41,934)	(1.1)
Remy Cointreau SA	(201)	(23,858)	(0.6)
Rubis SCA	(840)	(43,339)	(1.1)
Safran SA	(427)	(55,180)	(1.4)
Societe Generale SA	(3,076)	(112,759)	(2.9)
Sodexo SA	(127)	(12,964)	(0.3)
Suez	(1,073)	(15,477)	(0.4)

		(2,687,058)
Germany
1&1 Drillisch AG	(1,711)	(76,321)	(1.9)
Bayer AG (Registered)	(2,366)	(181,360)	(4.6)
Commerzbank AG	(4,881)	(45,959)	(1.2)
Daimler AG (Registered)	(7,375)	(436,870)	(11.1)
Deutsche Wohnen SE	(3,816)	(174,545)	(4.4)
GEA Group AG	(2,665)	(80,979)	(2.1)
Innogy SE	(506)	(22,347)	(0.6)
KION Group AG	(480)	(28,049)	(0.7)
Porsche Automobil Holding SE (Preference)	(1,877)	(119,368)	(3.0)
Symrise AG	(4,836)	(405,098)	(10.3)
Vonovia SE	(811)	(37,060)	(0.9)
Zalando SE	(8,391)	(324,355)	(8.2)

		(1,932,311)
Hong Kong
AIA Group Ltd.	(37,800)	(287,546)	(7.3)
China Gas Holdings Ltd.	(238,200)	(756,140)	(19.2)
Galaxy Entertainment Group Ltd.	(15,000)	(81,437)	(2.1)
Hong Kong Exchanges & Clearing Ltd.	(3,000)	(79,880)	(2.0)

		(1,205,003)
Italy
Atlantia SpA	(151)	(3,034)	(0.1)
Davide Campari-Milano SpA	(7,694)	(59,215)	(1.5)
Leonardo SpA	(12,482)	(135,314)	(3.4)

40

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Italy (continued)
Luxottica Group SpA	(895)	$(56,209)	(1.4	) %
Snam SpA	(4,277)	(17,684)	(0.4)

		(271,456)
Japan
Aeon Co. Ltd.	(2,500)	(57,380)	(1.5)
ANA Holdings, Inc.	(1,100)	(36,988)	(0.9)
Asahi Group Holdings Ltd.	(500)	(21,973)	(0.6)
Chugai Pharmaceutical Co. Ltd.	(1,600)	(93,675)	(2.4)
Dai-ichi Life Holdings, Inc.	(1,500)	(28,148)	(0.7)
Don Quijote Holdings Co. Ltd.	(3,100)	(185,186)	(4.7)
FANUC Corp.	(100)	(17,397)	(0.4)
Honda Motor Co. Ltd.	(2,200)	(62,800)	(1.6)
Idemitsu Kosan Co. Ltd.	(500)	(22,651)	(0.6)
IHI Corp.	(400)	(14,633)	(0.4)
Japan Post Holdings Co. Ltd.	(5,900)	(69,965)	(1.8)
Japan Real Estate Investment Corp.	(32)	(165,147)	(4.2)
JGC Corp.	(6,600)	(127,755)	(3.2)
Keyence Corp.	(500)	(244,260)	(6.2)
Kubota Corp.	(3,500)	(55,254)	(1.4)
Kyocera Corp.	(400)	(21,649)	(0.5)
M3, Inc.	(1,200)	(19,448)	(0.5)
Makita Corp.	(1,100)	(38,030)	(1.0)
MISUMI Group, Inc.	(1,300)	(26,053)	(0.7)
Mitsubishi Motors Corp.	(8,300)	(52,135)	(1.3)
Mitsubishi UFJ Financial Group, Inc.	(4,700)	(28,447)	(0.7)
Mizuho Financial Group, Inc.	(4,400)	(7,556)	(0.2)
Nexon Co. Ltd.	(2,200)	(25,096)	(0.6)
NGK Insulators Ltd.	(1,700)	(23,926)	(0.6)
Nidec Corp.	(3,200)	(411,024)	(10.4)
Nippon Steel & Sumitomo Metal Corp.	(400)	(7,378)	(0.2)
Nomura Holdings, Inc.	(7,100)	(34,094)	(0.9)
Nomura Real Estate Master Fund, Inc.	(13)	(16,839)	(0.4)
NTT Data Corp.	(1,300)	(16,690)	(0.4)
Oriental Land Co. Ltd.	(800)	(75,259)	(1.9)
Otsuka Holdings Co. Ltd.	(2,400)	(114,787)	(2.9)
Persol Holdings Co. Ltd.	(100)	(1,897)	0.0
Rakuten, Inc.	(1,400)	(9,470)	(0.2)
Renesas Electronics Corp.	(13,800)	(72,698)	(1.8)
Resona Holdings, Inc.	(700)	(3,682)	(0.1)
Ricoh Co. Ltd.	(5,000)	(49,911)	(1.3)
Sekisui House Ltd.	(1,200)	(17,612)	(0.4)
Shimano, Inc.	(800)	(109,260)	(2.8)
Showa Denko KK	(300)	(13,063)	(0.3)
SoftBank Group Corp.	(200)	(15,828)	(0.4)
SUMCO Corp.	(2,500)	(33,743)	(0.9)
Sumitomo Metal Mining Co. Ltd.	(2,000)	(62,972)	(1.6)
Sumitomo Mitsui Trust Holdings, Inc.	(200)	(7,947)	(0.2)
Sysmex Corp.	(1,000)	(70,140)	(1.8)
TDK Corp.	(1,100)	(94,853)	(2.4)
Terumo Corp.	(400)	(21,593)	(0.5)
Tokyu Corp.	(5,100)	(84,254)	(2.1)
Toray Industries, Inc.	(19,700)	(139,738)	(3.5)
Tsuruha Holdings, Inc.	(1,000)	(104,370)	(2.6)
Yahoo Japan Corp.	(18)	(56)	0.0
Yakult Honsha Co. Ltd.	(600)	(42,487)	(1.1)
Yamaha Motor Co. Ltd.	(400)	(9,460)	(0.2)
Yamato Holdings Co. Ltd.	(1,500)	(41,008)	(1.0)

		(3,127,665)
Jersey
Randgold Resources Ltd.	(1,731)	(136,150)	(3.5)

	Shares	Value	% of Basket Value
Luxembourg
Eurofins Scientific SE	(835)	$(420,792)	(10.7	) %

Mexico
Fresnillo plc	(21,416)	(232,237)	(5.9)

Netherlands
Akzo Nobel NV	(550)	(46,181)	(1.2)
Heineken NV	(39)	(3,509)	(0.1)

		(49,690)
Singapore
DBS Group Holdings Ltd.	(3,300)	(55,993)	(1.4)
Singapore Telecommunications Ltd.	(34,200)	(78,120)	(2.0)

		(134,113)
South Korea
Amorepacific Corp.	(343)	(46,343)	(1.2)
AMOREPACIFIC Group	(400)	(21,924)	(0.6)
Celltrion Healthcare Co. Ltd.	(88)	(4,934)	(0.1)
Celltrion, Inc.	(13)	(2,487)	(0.1)
Hyundai Mobis Co. Ltd.	(1,034)	(172,721)	(4.4)
Hyundai Motor Co.	(477)	(44,677)	(1.1)
Hyundai Steel Co.	(1,170)	(42,935)	(1.1)
Netmarble Corp.	(1,845)	(182,231)	(4.6)
S-Oil Corp.	(403)	(43,976)	(1.1)

		(562,228)
Spain
Banco de Sabadell SA	(148,850)	(195,977)	(5.0)
Banco Santander SA	(7,126)	(17,091)	(0.4)
Bankia SA	(10,800)	(33,923)	(0.9)
Cellnex Telecom SA	(358)	(8,906)	(0.2)
Ferrovial SA	(1,099)	(22,003)	(0.6)
Industria de Diseno Textil SA	(6,433)	(181,312)	(4.6)
Siemens Gamesa Renewable Energy SA	(7,298)	(80,825)	(2.0)

		(540,037)
Sweden
Hexagon AB	(496)	(24,276)	(0.6)
Kinnevik AB	(138)	(3,826)	(0.1)
Telia Co. AB	(4,490)	(20,212)	(0.5)

		(48,314)
Switzerland
Cie Financiere Richemont SA (Registered)	(225)	(16,445)	(0.4)
Credit Suisse Group AG (Registered)	(3,683)	(48,150)	(1.2)
Dufry AG (Registered)	(1,430)	(161,132)	(4.1)
Givaudan SA (Registered)	(12)	(29,087)	(0.7)
Glencore plc	(8,243)	(33,546)	(0.9)
LafargeHolcim Ltd. (Registered)	(1,782)	(82,525)	(2.1)
Lonza Group AG (Registered)	(1,285)	(404,055)	(10.2)
Vifor Pharma AG	(3,377)	(488,074)	(12.4)

		(1,263,014)
Taiwan
Hon Hai Precision Industry Co. Ltd.	(196,800)	(500,964)	(12.7)
Largan Precision Co. Ltd.	(1,612)	(176,133)	(4.5)
MediaTek, Inc.	(33,000)	(243,759)	(6.2)
Nanya Technology Corp.	(60,000)	(100,185)	(2.5)

		(1,021,041)
United Arab Emirates
NMC Health plc	(637)	(28,722)	(0.7)

41

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom
ASOS plc	(537)	$(37,410)	(0.9	) %
B&M European Value Retail SA	(6,137)	(32,657)	(0.8)
Barratt Developments plc	(10,284)	(67,452)	(1.7)
British American Tobacco plc	(712)	(30,865)	(0.8)
CNH Industrial NV	(1,934)	(20,105)	(0.5)
Coca-Cola European Partners plc	(2,458)	(111,814)	(2.8)
Croda International plc	(1,935)	(119,187)	(3.0)
DCC plc	(1,262)	(108,167)	(2.7)
DS Smith plc	(3,577)	(17,948)	(0.5)
G4S plc	(8,639)	(23,708)	(0.6)
Informa plc	(63,600)	(580,387)	(14.7)
Intertek Group plc	(237)	(14,200)	(0.4)
Janus Henderson Group plc	(2,145)	(52,703)	(1.3)
Johnson Matthey plc	(21)	(796)	0.0
Just Eat plc	(18,358)	(142,412)	(3.6)
Kingfisher plc	(1,095)	(3,556)	(0.1)
Melrose Industries plc	(52,571)	(113,164)	(2.9)
Micro Focus International plc	(546)	(8,464)	(0.2)
Ocado Group plc	(24,904)	(271,820)	(6.9)
Prudential plc	(1,070)	(21,425)	(0.5)
Reckitt Benckiser Group plc	(373)	(30,162)	(0.8)
RELX plc	(11,525)	(227,926)	(5.8)
Rentokil Initial plc	(10,175)	(41,032)	(1.0)
Royal Bank of Scotland Group plc	(44,504)	(133,979)	(3.4)
Standard Chartered plc	(4,921)	(34,490)	(0.9)
Standard Life Aberdeen	(2,779)	(1,207)	0.0
Standard Life Aberdeen plc	(2,431)	(8,396)	(0.2)
TechnipFMC plc	(625)	(16,438)	(0.4)
Tesco plc	(25,864)	(70,439)	(1.8)
Unilever NV	(262)	(14,079)	(0.4)
Weir Group plc (The)	(3,190)	(64,555)	(1.6)

		(2,420,943)
United States
3M Co.	(411)	(78,197)	(2.0)
Acuity Brands, Inc.	(428)	(53,774)	(1.4)
AECOM	(219)	(6,382)	(0.2)
Affiliated Managers Group, Inc.	(447)	(50,806)	(1.3)
AGNC Investment Corp.	(4,020)	(71,717)	(1.8)
Alexandria Real Estate Equities, Inc.	(301)	(36,791)	(0.9)
Alkermes plc	(1,263)	(51,568)	(1.3)
Allergan plc	(217)	(34,288)	(0.9)
Altra Industrial Motion Corp.	(238)	(7,680)	(0.2)
AMERCO	(135)	(44,075)	(1.1)
American Campus Communities, Inc.	(525)	(20,743)	(0.5)
American International Group, Inc.	(3,026)	(124,944)	(3.2)
American Tower Corp.	(245)	(38,173)	(1.0)
American Water Works Co., Inc.	(714)	(63,210)	(1.6)
Amphenol Corp.	(2,522)	(225,719)	(5.7)
Analog Devices, Inc.	(205)	(17,161)	(0.4)
ANSYS, Inc.	(273)	(40,827)	(1.0)
Aramark	(3,920)	(140,806)	(3.6)
Arconic, Inc.	(6,907)	(140,419)	(3.6)
Arista Networks, Inc.	(262)	(60,352)	(1.5)
Arrow Electronics, Inc.	(238)	(16,115)	(0.4)
Assurant, Inc.	(448)	(43,550)	(1.1)
athenahealth, Inc.	(220)	(28,059)	(0.7)
Autodesk, Inc.	(270)	(34,898)	(0.9)
Axalta Coating Systems Ltd.	(3,015)	(74,410)	(1.9)
Baker Hughes a GE Co.	(12,218)	(326,098)	(8.3)
Ball Corp.	(1,324)	(59,315)	(1.5)
Bank of New York Mellon Corp. (The)	(640)	(30,291)	(0.8)
Bank OZK	(4,907)	(134,256)	(3.4)

	Shares	Value	% of Basket Value
United States (continued)
Berkshire Hathaway, Inc.	(890)	$(182,699)	(4.6	) %
BioMarin Pharmaceutical, Inc.	(2,852)	(262,869)	(6.7)
Bio-Techne Corp.	(137)	(22,978)	(0.6)
Black Knight, Inc.	(1,183)	(57,695)	(1.5)
Bluebird Bio, Inc.	(137)	(15,714)	(0.4)
Boston Scientific Corp.	(1,051)	(37,983)	(1.0)
Caesars Entertainment Corp.	(17,157)	(147,379)	(3.7)
Carlisle Cos., Inc.	(178)	(17,193)	(0.4)
CarMax, Inc.	(3,733)	(253,508)	(6.4)
Cboe Global Markets, Inc.	(57)	(6,432)	(0.2)
Centene Corp.	(464)	(60,468)	(1.5)
CenturyLink, Inc.	(4,896)	(101,053)	(2.6)
CF Industries Holdings, Inc.	(675)	(32,420)	(0.8)
Charles Schwab Corp. (The)	(686)	(31,721)	(0.8)
Charter Communications, Inc.	(328)	(105,081)	(2.7)
Chipotle Mexican Grill, Inc.	(370)	(170,322)	(4.3)
Cincinnati Financial Corp.	(559)	(43,960)	(1.1)
Citigroup, Inc.	(360)	(23,566)	(0.6)
Coca-Cola Co. (The)	(615)	(29,446)	(0.7)
Cognex Corp.	(3,619)	(155,038)	(3.9)
Cognizant Technology Solutions Corp.	(434)	(29,959)	(0.8)
CommScope Holding Co., Inc.	(3,436)	(82,670)	(2.1)
Constellation Brands, Inc.	(440)	(87,661)	(2.2)
Cooper Cos., Inc. (The)	(360)	(92,992)	(2.4)
Coty, Inc.	(675)	(7,121)	(0.2)
Crown Holdings, Inc.	(860)	(36,369)	(0.9)
CSX Corp.	(994)	(68,447)	(1.7)
Danaher Corp.	(227)	(22,564)	(0.6)
DENTSPLY SIRONA, Inc.	(2,941)	(101,847)	(2.6)
Dollar Tree, Inc.	(1,552)	(130,834)	(3.3)
Dominion Energy, Inc.	(3,902)	(278,681)	(7.1)
DowDuPont, Inc.	(1,712)	(92,311)	(2.3)
Edison International	(168)	(11,658)	(0.3)
EQT Corp.	(2,325)	(78,980)	(2.0)
Equifax, Inc.	(1,216)	(123,351)	(3.1)
Equinix, Inc.	(192)	(72,718)	(1.8)
Evergy, Inc.	(6,293)	(352,345)	(8.9)
Eversource Energy	(177)	(11,197)	(0.3)
Exelixis, Inc.	(2,844)	(39,446)	(1.0)
Expedia Group, Inc.	(636)	(79,773)	(2.0)
First Horizon National Corp.	(1,296)	(20,917)	(0.5)
First Republic Bank	(23)	(2,093)	(0.1)
FleetCor Technologies, Inc.	(478)	(95,614)	(2.4)
Flex Ltd.	(986)	(7,750)	(0.2)
Flowserve Corp.	(3,701)	(169,876)	(4.3)
FNF Group	(920)	(30,774)	(0.8)
Forest City Realty Trust, Inc.	(60)	(1,510)	0.0
Fortive Corp.	(506)	(37,571)	(1.0)
frontdoor, Inc.	(542)	(18,455)	(0.5)
Gardner Denver Holdings, Inc.	(4,074)	(110,242)	(2.8)
General Electric Co.	(1,103)	(11,140)	(0.3)
General Mills, Inc.	(1,225)	(53,655)	(1.4)
Genuine Parts Co.	(1,633)	(159,903)	(4.1)
GrubHub, Inc.	(496)	(45,999)	(1.2)
Hanesbrands, Inc.	(2,476)	(42,488)	(1.1)
Harris Corp.	(852)	(126,701)	(3.2)
Hasbro, Inc.	(82)	(7,520)	(0.2)
Healthcare Trust of America, Inc.	(294)	(7,720)	(0.2)
Hill-Rom Holdings, Inc.	(183)	(15,387)	(0.4)
Hologic, Inc.	(4,272)	(166,565)	(4.2)
Hormel Foods Corp.	(2,215)	(96,663)	(2.5)
Howard Hughes Corp. (The)	(206)	(22,973)	(0.6)
Huntington Bancshares, Inc.	(6,372)	(91,311)	(2.3)

42

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
IHS Markit Ltd.	(6,015)	$(315,968)	(8.0	) %
Illumina, Inc.	(160)	(49,784)	(1.3)
Intercontinental Exchange, Inc.	(360)	(27,734)	(0.7)
International Flavors & Fragrances, Inc.	(487)	(70,449)	(1.8)
Intuitive Surgical, Inc.	(105)	(54,724)	(1.4)
Invitation Homes, Inc.	(5,806)	(127,035)	(3.2)
IPG Photonics Corp.	(367)	(49,013)	(1.2)
Iron Mountain, Inc.	(900)	(27,549)	(0.7)
Jefferies Financial Services, Inc.	(3,185)	(68,382)	(1.7)
JM Smucker Co. (The)	(236)	(25,564)	(0.6)
Kimco Realty Corp.	(216)	(3,475)	(0.1)
Kinder Morgan, Inc.	(10,714)	(182,352)	(4.6)
Knight-Swift Transportation Holdings, Inc.	(4,237)	(135,584)	(3.4)
Leggett & Platt, Inc.	(1,417)	(51,451)	(1.3)
Leidos Holdings, Inc.	(465)	(30,123)	(0.8)
Lennar Corp.	(4,264)	(183,260)	(4.6)
Live Nation Entertainment, Inc.	(38)	(1,987)	(0.1)
LKQ Corp.	(4,423)	(120,615)	(3.1)
Macerich Co. (The)	(155)	(8,001)	(0.2)
Markel Corp.	(32)	(34,984)	(0.9)
MarketAxess Holdings, Inc.	(38)	(7,967)	(0.2)
Martin Marietta Materials, Inc.	(206)	(35,284)	(0.9)
Marvell Technology Group Ltd.	(1,882)	(30,884)	(0.8)
McDonald’s Corp.	(238)	(42,102)	(1.1)
MGM Resorts International	(1,149)	(30,655)	(0.8)
Microchip Technology, Inc.	(1,152)	(75,779)	(1.9)
Mid-America Apartment Communities, Inc.	(1,270)	(124,092)	(3.1)
Mohawk Industries, Inc.	(32)	(3,991)	(0.1)
Mondelez International, Inc.	(232)	(9,739)	(0.2)
Monster Beverage Corp.	(1,824)	(96,398)	(2.4)
Morgan Stanley	(996)	(45,477)	(1.2)
Mylan NV	(678)	(21,187)	(0.5)
Neurocrine Biosciences, Inc.	(862)	(92,363)	(2.3)
New Residential Investment Corp.	(1,511)	(27,017)	(0.7)
New York Community Bancorp, Inc.	(16,528)	(158,338)	(4.0)
Newell Brands, Inc.	(13,911)	(220,907)	(5.6)
NextEra Energy, Inc.	(375)	(64,688)	(1.6)
Nielsen Holdings plc	(300)	(7,794)	(0.2)
NiSource, Inc.	(3,069)	(77,830)	(2.0)
Noble Energy, Inc.	(1,949)	(48,433)	(1.2)
Nordson Corp.	(566)	(69,431)	(1.8)
Omega Healthcare Investors, Inc.	(211)	(7,037)	(0.2)
ONEOK, Inc.	(17)	(1,115)	0.0
PacWest Bancorp	(1,397)	(56,746)	(1.4)
Parsley Energy, Inc.	(9,692)	(226,987)	(5.8)
PayPal Holdings, Inc.	(1,009)	(84,948)	(2.2)
Perrigo Co. plc	(920)	(64,676)	(1.6)
PPL Corp.	(113)	(3,435)	(0.1)
PRA Health Sciences, Inc.	(339)	(32,839)	(0.8)
Principal Financial Group, Inc.	(775)	(36,479)	(0.9)
QIAGEN NV	(691)	(25,082)	(0.6)
QUALCOMM, Inc.	(1,709)	(107,479)	(2.7)
Qurate Retail, Inc.	(1,836)	(40,282)	(1.0)
Regency Centers Corp.	(44)	(2,788)	(0.1)
ResMed, Inc.	(847)	(89,714)	(2.3)
Rollins, Inc.	(1,224)	(72,461)	(1.8)

	Shares	Value	% of Basket Value
United States (continued)
Roper Technologies, Inc.	(524)	$(148,240)	(3.8	) %
Royal Gold, Inc.	(316)	(24,215)	(0.6)
RPM International, Inc.	(768)	(46,979)	(1.2)
Sabre Corp.	(507)	(12,498)	(0.3)
salesforce.com, Inc.	(154)	(21,135)	(0.5)
SBA Communications Corp.	(125)	(20,271)	(0.5)
SCANA Corp.	(92)	(3,685)	(0.1)
Sempra Energy	(331)	(36,450)	(0.9)
Sensata Technologies Holding plc	(209)	(9,802)	(0.2)
ServiceMaster Global Holdings, Inc.	(1,496)	(64,148)	(1.6)
Sherwin-Williams Co. (The)	(268)	(105,450)	(2.7)
Shire plc	(1,653)	(99,760)	(2.5)
Signature Bank	(1,019)	(111,988)	(2.8)
Splunk, Inc.	(166)	(16,573)	(0.4)
Sprint Corp.	(17,918)	(109,658)	(2.8)
SS&C Technologies Holdings, Inc.	(183)	(9,362)	(0.2)
Stanley Black & Decker, Inc.	(456)	(53,133)	(1.3)
Stericycle, Inc.	(1,645)	(82,201)	(2.1)
STERIS plc	(392)	(42,850)	(1.1)
Sterling Bancorp	(8,161)	(146,735)	(3.7)
Stryker Corp.	(210)	(34,066)	(0.9)
Symantec Corp.	(3,212)	(58,298)	(1.5)
Tableau Software, Inc.	(188)	(20,056)	(0.5)
Take-Two Interactive Software, Inc.	(599)	(77,193)	(2.0)
Targa Resources Corp.	(4,238)	(218,977)	(5.6)
Teleflex, Inc.	(52)	(12,518)	(0.3)
Tesla, Inc.	(2,394)	(807,544)	(20.5)
TransDigm Group, Inc.	(58)	(19,155)	(0.5)
TransUnion	(214)	(14,071)	(0.4)
Trinity Industries, Inc.	(1,285)	(36,687)	(0.9)
Ulta Beauty, Inc.	(92)	(25,256)	(0.6)
United Technologies Corp.	(1,600)	(198,736)	(5.0)
USG Corp.	(861)	(36,351)	(0.9)
Vail Resorts, Inc.	(106)	(26,640)	(0.8)
Ventas, Inc.	(460)	(26,698)	(0.8)
Verisk Analytics, Inc.	(357)	(42,783)	(1.2)
Vistra Energy Corp.	(1,600)	(36,208)	(0.9)
Vulcan Materials Co.	(684)	(69,180)	(1.9)
Wabtec Corp.	(4,057)	(332,755)	(8.4)
Waste Connections, Inc.	(4,543)	(347,267)	(8.9)
Welltower, Inc.	(1,502)	(99,237)	(2.6)
WEX, Inc.	(1,059)	(186,342)	(4.8)
Whirlpool Corp.	(158)	(17,342)	(0.4)
Williams Cos., Inc. (The)	(4,784)	(116,395)	(3.0)
Willis Towers Watson plc	(629)	(90,048)	(2.4)
WPX Energy, Inc.	(16,306)	(261,548)	(6.6)
WR Berkley Corp.	(219)	(16,622)	(0.6)
Wynn Resorts Ltd.	(749)	(75,349)	(1.9)
Xerox Corp.	(991)	(27,619)	(0.8)
Xilinx, Inc.	(272)	(23,223)	(0.7)
Zillow Group, Inc.	(3,792)	(152,667)	(3.9)

		(15,338,322)

Total Reference Entity — Short		(35,444,331)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$3,944,351

43

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

Currency

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — United States Dollar

Portfolio Abbreviations

ASX — Australian Securities Exchange

CAC — Cotation Assistée en Continu (French Stock Exchange)

CDX — Credit Default Swap Index

DAX — Deutscher Aktien Index

EMMI — European Money Markets Institute

FTSE — Financial Times and the London Stock Exchange

HIBOR — Hong Kong Interbank Offer Rate

IBEX — Bolsa de Madrid (Spain Stock Exchange)

IBOVESPA — Indice Bolsa de Valores do Estado de Sao Paulo

KOSPI — Korean Stock Exchange

LIBOR — London Interbank Offered Rate

MIB — Milano Italia Borsa

NIFTY — National Stock Exchange Fifty

OMX — Stockholm Nordic Exchange

OTC — Over-The-Counter

RBOB — Reformulated Gasoline Blend Stock for Oxygen Blending

SONIA — Sterling Overnight Interbank Average Rate

SGX — Singapore Stock Exchange

S&P — Standard & Poor’s

TAIEX — Technical Assistance and Information Exchange instrument

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

WTI — West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

44

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Total Factor Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations(a)	$—	$26,282,511	$—	$26,282,511
U.S. Treasury Obligations	—	3,973,564	—	3,973,564
Short-Term Securities:
Money Market Funds	5,893,637	—	—	5,893,637
U.S. Treasury Obligations	—	92,516,925	—	92,516,925

	$5,893,637	$122,773,000	$—	$128,666,637

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$227,656	$—	$—	$227,656
Equity contracts	722,407	503,922	—	1,226,329
Foreign currency exchange contracts	—	2,923,320	—	2,923,320
Interest rate contracts	76,057	113,733	—	189,790

Liabilities:
Commodity contracts	(748,541)	(157,170)	—	(905,711)
Credit contracts	—	(162,328)	—	(162,328)
Equity contracts	(1,392,305)	(304,946)	—	(1,697,251)
Foreign currency exchange contracts	—	(4,698,577)	—	(4,698,577)
Interest rate contracts	—	(445,086)	—	(445,086)

	$(1,114,726)	$(2,227,132)	$—	$(3,341,858)

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended October 31, 2018, there were no transfers between levels.

45

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 19, 2018